Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Short Duration Tax Free Fund
Intermediate Tax Free Fund
National Tax Free Fund
High Income Municipal Bond Fund
Short Duration High Income Municipal Bond Fund
Sustainable Municipal Bond Fund
California Tax Free Fund
New Jersey Tax Free Fund
New York Tax Free Fund

For the period ended December 31, 2023

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 93.28%

MUNICIPAL BONDS 93.28%

Corporate-Backed 6.43%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-	$5,375,000	$5,370,546
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	19,500,000	19,592,371
City of Farmington - Public Service Co of NM	3.90%	#(a)	6/1/2040	BBB	2,500,000	2,535,568
County of Nez Perce - Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	11,310,000	11,149,229
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,604,509
Industrial Development Board of the City of Mobile Alabama - Alabama Power Company	1.00%	#(a)	6/1/2034	A1	3,100,000	2,992,495
Industrial Development Board of the City of Mobile Alabama - Alabama Power Company	3.65%	#(a)	7/15/2034	A1	5,000,000	5,008,824
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	750,000	740,832
Ohio Air Quality Development Authority - American Electric Pwr Co	1.90%	#(a)	5/1/2026	BBB+	2,000,000	1,950,481
Ohio Air Quality Development Authority - American Electric Pwr Co	2.40%	#(a)	12/1/2038	BBB+	10,700,000	9,546,910
Ohio Air Quality Development Authority - Ohio valley Electric Corp	1.50%	#(a)	2/1/2026	Baa3	1,000,000	928,831
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	3,500,000	3,571,910
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,892,986
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.125%	#(a)	6/1/2037	BBB-	6,150,000	6,064,960
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.375%	#(a)	6/1/2037	BBB-	4,575,000	4,348,006
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(a)	6/1/2037	BBB-	4,650,000	4,601,133
Peninsula Ports Authority - Dominion Terminal Assocs VA	3.80%	#(a)	10/1/2033	BBB	3,540,000	3,532,065
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,347,366

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	$2,625,000	$2,580,219
State of Ohio - Republic Services Inc	3.75%	#(a)	11/1/2035	BBB+	5,000,000	5,001,589
Total						102,360,830

Education 7.65%
California Community Choice Financing Authority	5.264% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	15,000,000	15,076,230
California State University	0.55%	#(a)	11/1/2049	Aa2	5,000,000	4,518,494
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR	1,125,000	1,067,248
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA	9,850,000	9,858,451
Florida Higher Educational Facilities Financial Authority - St Leo Univ Inc Oblig Grp	5.00%		3/1/2024	BB	640,000	638,129
Florida Higher Educational Facilities Financial Authority - St Leo Univ Inc Oblig Grp	5.00%		3/1/2025	BB	675,000	662,909
Hospital Facilities Authority of Multnomah County Oregon - Mirabella So Waterfront	5.00%		10/1/2024	NR	335,000	339,305
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2028	Ba2	1,135,000	1,142,423
Illinois Finance Authority - Illinois Inst of Tech	5.00%		9/1/2029	Ba2	630,000	633,969
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2025	A1	7,490,000	7,699,872
Louisiana State Citizens Property Insurance Corp.	5.00%		6/1/2026	A1	6,740,000	7,086,469
New Jersey Economic Development Authority	5.00%		6/15/2028	A2	3,000,000	3,300,528
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,322,150
Pennsylvania Higher Educational Facilities Authority - Thomas Jefferson Univ Oblig	4.42%	#(a)	9/1/2045	A	12,925,000	12,925,000
Philadelphia Authority for Industrial Development - Thomas Jefferson Univ Oblig PA	4.43%	#(a)	9/1/2050	A	10,000,000	10,000,000

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Sauquoit Valley Central School District NY GO	4.50%		6/21/2024	NR	$9,285,000	$9,329,406
School District of Broward County FL	5.00%		7/1/2035	Aa3	5,000,000	5,822,073
University of Colorado	2.00%	#(a)	6/1/2054	Aa1	10,000,000	9,919,546
University of Pittsburgh-of the Commonwealth System of Higher Education PA	4.00%		4/15/2026	AA+	19,825,000	20,396,862
Total						121,739,064

Energy 0.53%
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	8,300,000	8,438,382

General Obligation 20.82%
Borough of Riverdale NJ GO	4.75%		6/5/2024	NR	8,021,000	8,064,374
California State Public Works Board	5.00%		10/1/2026	NR	90,000	96,395
California State Public Works Board	5.00%		10/1/2026	Aa3	1,410,000	1,507,084
California State Public Works Board	5.00%		10/1/2027	NR	205,000	225,447
California State Public Works Board	5.00%		10/1/2027	Aa3	3,095,000	3,392,020
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2033	AA	1,850,000	1,971,395
Chicago Board of Education IL GO (AGM)	5.00%		12/1/2034	AA	4,300,000	4,575,683
City of Auburn NY GO	4.75%		8/15/2024	NR	11,813,815	11,893,119
City of Chicago IL GO	5.00%		1/1/2026	BBB+	6,890,000	7,099,492
City of Chicago IL GO	5.00%		1/1/2027	BBB+	4,650,000	4,870,927
City of Chicago IL GO	5.00%		1/1/2029	BBB+	10,420,000	11,199,147
City of Chicago IL GO	5.25%		1/1/2027	BBB+	1,665,000	1,702,471
City of Newark NJ GO	5.00%		9/27/2024	NR	10,000,000	10,065,352
Commonwealth Financing Authority PA	5.00%		6/1/2025	A1	2,895,000	2,980,174
Commonwealth of Pennsylvania (AGM) GO	5.00%		9/15/2025	AA	7,670,000	7,973,976
County of Camden NJ GO	4.50%		5/22/2024	NR	9,000,000	9,034,120
County of Dane WI GO	4.00%		6/1/2025	AAA	6,385,000	6,498,511
County of Fairfax VA GO	4.00%		10/1/2026	AAA	9,335,000	9,716,116
Delaware Valley Regional Finance Authority PA	3.48% (MUNIPSA * 1 + 0.40%	)#	3/1/2057	A+	6,070,000	5,935,874
Florida Insurance Assistance Interlocal Agency, Inc.	4.36%	#(a)	9/1/2032	A2	10,000,000	10,000,000
Florida Insurance Assistance Interlocal Agency, Inc.	5.00%		9/1/2025	A2	25,540,000	26,041,861

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Hoosick Falls Central School District NY GO	4.50%		8/2/2024	NR	$18,120,000	$18,226,542
Louisiana Stadium & Exposition District	5.00%		7/1/2035	A2	2,690,000	3,142,326
Louisiana Stadium & Exposition District	5.00%		7/1/2036	A2	4,325,000	5,010,838
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2024	A2	1,500,000	1,511,855
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2024	A2	4,000,000	4,031,792
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	2,700,000	2,674,711
Portland Community College District OR GO	5.00%		6/15/2038	AA+	3,500,000	4,068,946
State of Illinois GO	5.00%		3/1/2025	A-	4,000,000	4,083,244
State of Illinois GO	5.00%		3/1/2025	A-	5,500,000	5,614,460
State of Illinois GO	5.00%		12/1/2025	A-	10,000,000	10,349,852
State of Illinois GO	5.00%		3/1/2026	A-	4,050,000	4,211,633
State of Illinois GO	5.00%		3/1/2027	A-	7,500,000	7,953,304
State of Illinois GO	5.00%		11/1/2027	A-	5,000,000	5,375,709
State of Illinois GO	5.00%		2/1/2028	A-	5,990,000	6,350,055
State of Illinois GO	5.00%		10/1/2029	A-	2,115,000	2,299,016
State of Illinois GO	5.00%		5/1/2030	A-	9,225,000	10,288,055
State of Illinois GO	5.00%		11/1/2030	A-	7,200,000	7,516,352
State of Illinois GO	5.25%		2/1/2030	A-	3,000,000	3,003,946
State of Maryland GO	4.00%		8/1/2028	AAA	5,000,000	5,378,607
Tender Option Bond Trust Receipts/Certificates AL†	4.24%	#	8/22/2035	A1	9,415,000	9,415,000
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	10,000,000	10,443,345
Town of Westborough MA GO	5.00%		3/28/2024	NR	15,000,000	15,069,000
Township of Barnegat NJ GO	5.00%		5/23/2024	NR	9,825,000	9,891,359
Township of Woodbridge NJ GO	4.50%		3/15/2024	NR	15,000,000	15,039,030
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2035	AA	1,000,000	1,208,610
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	5,000,000	5,709,412
Washington Metropolitan Area Transit Authority Dedicated Revenue DC	5.00%		7/15/2036	AA	1,800,000	2,158,107
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	A2	2,000,000	1,946,790
Western Placer Unified School District CA Special Tax	2.00%		6/1/2025	A3	4,750,000	4,610,968
Total						331,426,402

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 16.34%
Allegheny County Hospital Development Authority PA	5.00%		4/1/2026	A		$2,500,000	$2,606,024
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2026	CCC+		875,000	550,765	(b)
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	CCC+		3,125,000	1,912,696
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2026	Baa2		1,345,000	1,394,897
California Municipal Finance Authority - Palomar Health Oblig Grp†	5.00%		11/1/2027	BBB		10,000,000	10,234,131
Charlotte-Mecklenburg Hospital Authority - Atrium Health Oblig Grp NC	5.00%	#(a)	1/15/2050	AA		4,275,000	4,717,533
Charlotte-Mecklenburg Hospital Authority - Atrium Health Oblig Grp NC	5.00%	#(a)	1/15/2050	AA		10,000,000	10,150,462
City of Lenexa - Lakeview Village Inc KS	5.00%		5/15/2025	BB+	(c)	990,000	998,136
City of Seneca - Nemaha Valley Cmnty Hosp KS	5.00%		9/1/2025	NR		2,000,000	2,021,421
Colorado Health Facilities Authority - Adventhealth Oblig Group	5.00%	#(a)	11/15/2048	AA		13,525,000	13,976,858
Colorado Health Facilities Authority - Adventhealth Oblig Group	5.00%	#(a)	11/15/2049	NR		185,000	197,245
Colorado Health Facilities Authority - Adventhealth Oblig Group	5.00%	#(a)	11/15/2049	AA		1,825,000	1,929,625
County of Cuyahoga - The Metrohealth System OH	5.00%		2/15/2025	BBB		1,500,000	1,521,538
County of Lehigh - St Luke’s Hosp Oblig Grp PA	4.97% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-		14,605,000	14,437,365
General Authority of Southcentral Pennsylvania - Wellspan Hlth Oblig Grp	4.47% (MUNIPSA * 1 + 0.60%	)#	6/1/2049	Aa3		15,000,000	14,976,417
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Oblig TX	4.44% (MUNIPSA * 1 + 0.57%	)#	12/1/2049	Aa3		7,770,000	7,768,036

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Oblig TX	4.72% (MUNIPSA * 1 + 0.85%	)#	7/1/2049	Aa3	$11,000,000	$10,967,191
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Oblig TX	5.00%	#(a)	7/1/2049	Aa3	5,420,000	5,700,949
Health & Educational Facilities Authority of the State of Missouri - SSM Hlth Care Oblig Grp WA	5.00%	#(a)	6/1/2039	A+	10,000,000	10,808,253
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Oblig Grp PA	5.00%		7/1/2027	BBB	5,000,000	5,221,451
Illinois Finance Authority - Plymouth Place Oblig Group	5.00%		5/15/2025	NR	530,000	538,830
Illinois Finance Authority - Univ Chicago Med Ctr Og	5.00%	#(a)	8/15/2052	AA-	7,200,000	7,698,434
Industrial Development Authority of the County of Pima - La Posada Park Centre Oblig AZ†	5.125%		11/15/2029	NR	1,500,000	1,502,944
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblig	5.00%		6/1/2025	Baa2	1,400,000	1,412,537
Maricopa County Industrial Development Authority - Banner Health Oblig Group AZ	4.44% (MUNIPSA * 1 + 0.57%	)#	1/1/2035	AA-	4,240,000	4,232,474
Massachusetts Development Finance Agency - Mass General Brigham Inc	5.00%	#(a)	7/1/2038	AA-	2,000,000	2,002,125
Massachusetts Development Finance Agency - Wellforce Oblig Group	5.00%		7/1/2024	BBB-	2,030,000	2,045,556
Massachusetts Development Finance Agency - Wellforce Oblig Group	5.00%		7/1/2025	BBB-	800,000	813,703
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%		7/1/2025	BBB-	1,600,000	1,624,381
New York State Dormitory Authority - Montefiore Oblig Grp	5.00%		8/1/2024	BBB-	1,500,000	1,505,043
New York State Dormitory Authority - Montefiore Oblig Grp	5.00%		9/1/2027	BBB-	1,400,000	1,454,636

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Montefiore Oblig Grp	5.00%		9/1/2028	BBB-		$1,500,000	$1,575,799
New York State Dormitory Authority - Montefiore Oblig Grp	5.00%		9/1/2029	BBB-		1,750,000	1,856,704
New York State Dormitory Authority - Montefiore Oblig Grp	5.00%		9/1/2030	BBB-		1,000,000	1,065,246
Northampton County General Purpose Authority - St Luke’s Hosp Oblig Grp PA	4.86% (1 mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-		8,000,000	8,000,169
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.00%		8/15/2025	BB-		550,000	551,698
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.00%		8/15/2026	BB-		800,000	806,319
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%		10/1/2027	A+		1,000,000	1,073,635
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%		10/1/2028	A+		750,000	820,314
Rib Floater Trust Various States - Morselife Oblig Group FL†	4.22%	#	10/1/2054	A1		19,695,000	19,695,000
Rib Floater Trust Various States TX†	4.17%	#	11/15/2046	AA+		20,000,000	20,000,000
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Vlg Inc	5.25%		11/15/2028	NR		2,850,000	2,867,347
State of Ohio - Univ Hosp Hlth Sys Oblig Gp	4.32%	#(a)	1/15/2045	A2		10,035,000	10,035,000
State of Ohio - Univ Hosp Hlth Sys Oblig Gp	5.00%		1/15/2027	A		250,000	263,684
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Oblig TX	5.00%	#(a)	11/15/2052	AA-		2,180,000	2,264,997
Tulsa County Industrial Authority - Montereau Oblig Group OK	5.00%		11/15/2026	BBB-	(c)	500,000	507,971
Washington Health Care Facilities Authority - Commonspirit Hlth Oblig	5.00%	#(a)	8/1/2049	A-		7,515,000	7,772,655
Washington Health Care Facilities Authority - Commonspirit Hlth Oblig	5.27% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000,000	2,000,436

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Hlth Oblig	4.48%	#(a)	2/15/2053	BBB+	$16,575,000	$16,575,000
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Hlth Oblig	5.27%	#(a)	2/15/2053	BBB+	15,425,000	15,425,000
Total						260,078,630

Home Furnishings 0.63%
Rib Floater Trust Various States MD†	4.22%	#	11/15/2049	A1	10,000,000	10,000,000

Housing 7.55%
California Housing Finance Agency	4.00%		3/20/2033	BBB+	934,939	951,118
California Housing Finance Agency - Del Sur Family Housing	5.00%	#(a)	5/1/2054	Aaa	1,750,000	1,832,545
Connecticut Housing Finance Authority	4.00%		5/15/2049	AAA	3,285,000	3,291,540
Connecticut Housing Finance Authority	6.25%		5/15/2054	Aaa	2,500,000	2,766,612
Michigan State Housing Development Authority	4.25%		12/1/2049	AA+	2,935,000	2,950,077
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	4.25%		7/1/2049	AA+	2,410,000	2,422,121
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	5.00%		7/1/2053	AA+	6,935,000	7,212,268
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%		7/1/2054	Aa1	5,700,000	6,313,262
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%		11/1/2052	AA+	1,755,000	1,714,048
New York City Housing Development Corp. NY (FHA)	0.70%	#(a)	5/1/2060	AA+	2,000,000	1,933,421
New York State Housing Finance Agency (SONYMA)	0.75%		11/1/2025	Aa2	10,380,000	9,705,320
New York State Housing Finance Agency (SONYMA) (FHA)	0.75%		11/1/2025	Aa2	3,955,000	3,697,933
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	4.00%		1/1/2050	AA+	2,385,000	2,380,133
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%		1/1/2055	Aa1	5,500,000	6,088,969
North Dakota Housing Finance Agency	4.00%		1/1/2050	Aa1	3,015,000	3,018,237
Ohio Housing Finance Agency	4.50%		3/1/2050	Aaa	2,980,000	3,007,241
Seattle Housing Authority - Juniper Apartments Proj WA	5.00%		6/1/2027	AA	7,000,000	7,312,531
State of New York Mortgage Agency	3.50%		4/1/2049	Aa1	830,000	821,069

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Tender Option Bond Trust Receipts/Certificates FL†	4.24%	#(a)	11/1/2035	A1		$35,000,000	$35,000,000
Texas State Affordable Housing Corp.	3.625%	#(a)	1/1/2045	Aaa		3,400,000	3,418,873
Virginia Beach Development Authority - Westminster-Canterbury On Ches	5.375%		9/1/2029	BB+	(c)	3,800,000	3,900,490
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.61%	#(a)	11/1/2042	AA+		2,505,000	2,470,384
Wisconsin Housing & Economic Development Authority Housing Revenue (HUD SECT 8)	0.81%	#(a)	11/1/2052	AA+		8,250,000	7,886,017
Total							120,094,209

Lease Obligations 2.09%
Commonwealth of Pennsylvania COPS	5.00%		7/1/2025	A		500,000	515,323
New Jersey Economic Development Authority	5.00%		6/15/2025	A2		1,250,000	1,288,165
New Jersey Economic Development Authority	5.00%		6/15/2026	A2		4,000,000	4,212,030
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2024	A2		7,000,000	7,135,657
New Jersey Transportation Trust Fund Authority	5.00%		12/15/2025	A2		12,500,000	13,036,077
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A2		6,240,000	7,132,781
Total							33,320,033

Multi-Family Housing 1.70%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(a)	6/1/2026	Aaa		2,700,000	2,716,287
Tender Option Bond Trust Receipts/Certificates SC†	4.24%	#	7/1/2028	A1		24,400,000	24,400,000
Total							27,116,287

Other Revenue 5.06%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1		12,325,000	12,356,860
California Infrastructure & Economic Development Bank - Museum Associates	4.57% (MUNIPSA * 1 + 0.70%	)#	12/1/2050	A3		6,500,000	6,335,133
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2026	Baa3		1,605,000	1,621,896

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2028	Baa3	$1,920,000	$1,943,679
Illinois Finance Authority - Field Museum Natural Hist	4.973% (SOFR * .67 + 1.20%	)#	11/1/2034	A	4,365,000	4,364,442
Industrial Development Authority of the County of Pima - Edkey Oblig Group AZ†	3.50%		7/1/2025	NR	830,000	811,519
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	34,085,000	34,217,130
Main Street Natural Gas, Inc. GA	5.00%		5/15/2025	A2	4,850,000	4,915,950
Patriots Energy Group Financing Agency SC	4.00%	#(a)	10/1/2048	Aa1	8,000,000	8,004,137
Triborough Bridge & Tunnel Authority NY	5.00%	#(a)	5/15/2051	AA+	5,700,000	5,945,434
Total						80,516,180

Pollution Control 0.85%
Port of Port Arthur Navigation District - Motiva Enterprises LLC TX	4.65%	#(a)	4/1/2040	BBB+	13,600,000	13,600,000

Single-Family Housing 0.39%
Colorado Housing & Finance Authority (GNMA)	3.00%		5/1/2051	AAA	6,385,000	6,218,544

Special Tax 0.97%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	3,050,000	3,125,074
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.121% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	2,000,000	2,040,432
State of Connecticut Special Tax Revenue	5.00%		1/1/2026	AA	5,000,000	5,233,468
State of Maryland Department of Transportation	5.00%		10/1/2027	AAA	2,295,000	2,451,292
Village Community Development District No. 13 FL†	1.875%		5/1/2025	NR	1,160,000	1,127,241
Village Community Development District No. 13 FL	2.625%		5/1/2024	NR	65,000	64,701
Village Community Development District No. 13 FL†	2.625%		5/1/2030	NR	1,460,000	1,327,243
Total						15,369,451

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 1.06%
City of Sparks NV†	2.75%		6/15/2028	Ba1	$235,000	$223,499
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2026	NR	2,000,000	2,024,613
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA	5,000	5,078
New York State Dormitory Authority (AGM)	5.00%		10/1/2024	AA	2,245,000	2,281,338
Sales Tax Securitization Corp. IL	5.00%		1/1/2025	AA-	5,000,000	5,097,399
State of Illinois Sales Tax Revenue	5.00%		6/15/2024	A	7,260,000	7,305,657
Total						16,937,584

Taxable Revenue - Water & Sewer 1.94%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	11,150,000	11,167,389
Louisville & Jefferson County Metropolitan Sewer District KY	5.00%		5/15/2035	Aa3	5,000,000	6,070,616
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	A1	6,750,000	8,010,461
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	A1	4,750,000	5,570,569
Total						30,819,035

Tobacco 0.32%
Commonwealth Financing Authority PA	5.00%		6/1/2024	A1	5,000,000	5,028,288

Transportation 3.31%
Central Texas Regional Mobility Authority	5.00%		1/1/2025	A-	2,500,000	2,520,580
Central Texas Turnpike System	5.00%		8/15/2031	A-	4,500,000	4,517,812
Chicago O’Hare International Airport IL	5.00%		1/1/2031	A+	4,750,000	4,753,355
Chicago Transit Authority IL	5.00%		6/1/2025	A+	2,000,000	2,043,499
E-470 Public Highway Authority CO	3.961% (SOFR * .67 + 0.35%	)#	9/1/2039	A+	3,375,000	3,366,343
Maryland Economic Development Corp. - Consol Marine Terminals L	5.75%		9/1/2025	BB	3,505,000	3,509,946
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,250,000	2,382,907
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	1,675,000	1,773,942
Metropolitan Transportation Authority NY	5.00%		11/15/2026	A-	2,315,000	2,451,747
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A-	5,400,000	5,401,277
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2036	A2	5,500,000	6,462,090

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2028	AA	$1,500,000	$1,596,853
North Texas Tollway Authority	5.00%		1/1/2026	Aa3	5,500,000	5,752,441
State of Illinois GO	5.00%		11/1/2025	A-	3,000,000	3,102,566
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%		12/31/2030	Baa2	3,000,000	3,117,840
Total						52,753,198

Utilities 15.64%
California Community Choice Financing Authority - Clean Energy	5.25%	#(a)	11/1/2054	A2	8,800,000	9,533,370
Central Plains Energy Project NE	5.00%		9/1/2027	BBB+	1,305,000	1,359,098
Central Plains Energy Project NE	5.765% (SOFR * .67 + 2.18%	)#	5/1/2053	A2	20,000,000	20,342,606
City of Rockport - Indiana Michigan Pwr Co	3.05%		6/1/2025	A-	3,500,000	3,473,864
City of Seattle Municipal Light & Power Revenue WA	3.33% (MUNIPSA * 1 + 0.25%	)#	5/1/2045	AA	5,000,000	4,865,020
Delaware State Economic Development Authority	1.05%	#(a)	1/1/2031	A	6,315,000	6,069,441
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,366,288
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	11,000,000	10,302,917
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,201,503
Development Authority of Burke County - Georgia Power Company	2.875%	#(a)	12/1/2049	BBB+	5,650,000	5,552,054
Development Authority of Burke County - Georgia Power Company	3.875%	#(a)	6/1/2042	BBB+	6,000,000	6,053,918
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,802,254
Energy Southeast A Cooperative District AL	5.818% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,049,886

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Indiana Finance Authority - Indianapolis Pwr & Lt Co	0.65%		8/1/2025	A2	$4,500,000	$4,237,368
Intermountain Power Agency UT	5.00%		7/1/2036	Aa3	4,000,000	4,726,658
Intermountain Power Agency UT	5.00%		7/1/2037	Aa3	3,500,000	4,105,898
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,686,232
Kentucky Public Energy Authority	4.00%	#(a)	4/1/2048	A1	3,110,000	3,117,891
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	10,000,000	10,905,632
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	12,000,000	11,493,384
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	4,000,000	3,949,787
Long Island Power Authority NY	4.32% (MUNIPSA * 1 + 0.45%	)#	9/1/2028	A	20,000,000	19,697,736
Louisiana Local Government Environmental Facilities & Community Development Authority	0.875%	#(a)	2/1/2046	A+	16,000,000	15,505,213
Lower Colorado River Authority TX	5.00%	#(a)	5/15/2039	A	20,000,000	21,334,914
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	20,000,000	19,252,308
North Carolina Capital Facilities Finance Agency - Republic Services Inc	3.75%	#(a)	7/1/2034	BBB+	5,000,000	5,000,000
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2	5,000,000	5,005,152
Philadelphia Gas Works Co. PA	5.00%		8/1/2024	A	800,000	808,259
Southeast Energy Authority A Cooperative District AL	5.354% (SOFR * .67 + 1.79%	)#	5/1/2053	A2	18,000,000	18,104,513
Texas Municipal Gas Acquisition & Supply Corp. IV	5.25%		1/1/2030	A2	4,660,000	5,020,061
West Virginia Economic Development Authority - Appalachian Power Co	0.625%	#(a)	12/1/2038	A-	8,500,000	7,802,186
West Virginia Economic Development Authority - Appalachian Power Co	2.55%	#(a)	3/1/2040	A-	2,235,000	2,225,398
Total						248,950,809
Total Municipal Bonds (cost $1,490,980,332)						1,484,766,926

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2023

		Interest		Credit
		Rate	Final	Rating:
	Interest	Reset	Maturity	S&P or	Principal	Fair
Investments	Rate#	Date(d)	Date	Moody’s	Amount	Value

SHORT-TERM INVESTMENTS 5.81%

Variable Rate Demand Notes 5.81%

General Obligation 3.46%
City of New York NY GO	4.100%	1/2/2024	10/1/2046	AA	$735,000	$735,000
City of New York NY GO	4.150%	1/2/2024	4/1/2042	AA	33,750,000	33,750,000
City of New York NY GO	4.150%	1/2/2024	4/1/2042	AA	20,650,000	20,650,000
Total						55,135,000

Health Care 1.68%
Health Care Authority for Baptist Health	5.210%	1/4/2024	11/1/2042	A3	16,769,000	16,769,000
State of Ohio - Univ Hosp Hlth Sys Oblig Gp	4.320%	1/4/2024	1/15/2033	A	10,000,000	10,000,000
Total						26,769,000

Utilities 0.67%
Development Authority of Appling County - Georgia Power Company (cost $10,650,000)	3.550%	1/2/2024	9/1/2041	BBB+	10,650,000	10,650,000
Total Short-Term Investments (cost $92,554,000)						92,554,000
Total Investments in Securities 99.09% (cost $1,583,534,332)						1,577,320,926
Other Assets and Liabilities – Net 0.91%						14,414,948
Net Assets 100.00%						$1,591,735,874

AGM	Insured by - Assured Guaranty Municipal Corporation.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
SONYMA	State of New York Mortgage Agency.
YoY	Year on Year Inflation Rates.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND December 31, 2023

#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $162,841,315, which represents 10.23% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$259,527,865	$550,765	$260,078,630
Remaining Industries	–	1,224,688,296	–	1,224,688,296
Short-Term Investments
Variable Rate Demand Notes	–	92,554,000	–	92,554,000
Total	$–	$1,576,770,161	$550,765	$1,577,320,926

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.20%

MUNICIPAL BONDS 99.20%

Building & Construction 0.14%
Virginia College Building Authority	5.00%		2/1/2036	AA+	$2,250,000	$2,713,687
Virginia College Building Authority	5.00%		2/1/2038	AA+	3,500,000	4,119,364
Total						6,833,051

Corporate-Backed 12.23%
Allegheny County Industrial Development Authority - US Steel Corporation PA	4.875%		11/1/2024	BB-	5,745,000	5,740,239
Arizona Industrial Development Authority	3.625%		5/20/2033	BBB	9,248,243	8,760,447
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	41,580,000	41,776,964
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR	1,015,000	1,016,174
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR	550,000	551,583
California Community Choice Financing Authority†	4.25%	#(a)	7/1/2043	BBB+	20,000,000	19,988,408
California Municipal Finance Authority - Waste Mgmt Inc AMT	4.125%	#(a)	10/1/2041	A-	7,250,000	7,266,135
California Pollution Control Financing Authority - Waste Mgmt Inc AMT	3.00%		11/1/2025	A-	9,850,000	9,783,915
Chandler Industrial Development Authority - Intel Corporation AZ	3.80%	#(a)	12/1/2035	A2	17,195,000	17,562,995
City of Farmington - Public Service Co of NM	3.90%	#(a)	6/1/2040	BBB	7,000,000	7,099,590
City of Granite City - Waste Mgmt of Inc IL AMT	1.25%		5/1/2027	A-	5,485,000	4,889,445
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	7,895,000	7,582,540
City of Henderson - Pratt Paper LLC KY AMT†	4.45%		1/1/2042	NR	1,500,000	1,431,981
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	2,295,000	2,295,539
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	105,000	105,000
City of Valparaiso - Pratt Paper LLC IN AMT	6.75%		1/1/2034	NR	5,000,000	5,011,342
County of Nez Perce - Potlatchdeltic Corp ID	2.75%		10/1/2024	BBB-	10,500,000	10,350,744

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Development Authority of Burke County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2040	BBB+	$3,750,000	$3,604,509
Development Authority of Rockdale County - Pratt Paper LLC GA AMT†	4.00%		1/1/2038	NR	5,205,000	4,869,989
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	625,000	609,074
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	7,430,000	7,493,376
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	2,640,000	2,531,338
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,980,000	2,980,565
Hoover Industrial Development Board - US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	8,525,000	9,215,732
Indiana Finance Authority - Ohio Valley Electric Corp	2.50%		11/1/2030	Baa3	1,000,000	910,946
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	5,600,000	5,267,103
Indiana Finance Authority - Ohio Valley Electric Corp	3.00%		11/1/2030	Baa3	9,850,000	9,264,458
Indiana Finance Authority - US Steel Corporation	4.125%		12/1/2026	BB-	1,625,000	1,605,006
Indiana Finance Authority - US Steel Corporation AMT	6.75%		5/1/2039	BB-	1,500,000	1,641,060
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2026	A1	9,425,000	9,512,047
Indianapolis Local Public Improvement Bond Bank IN AMT	5.00%		1/1/2027	A1	8,300,000	8,378,636
Industrial Development Authority of the County of Yavapai - Waste Mgmt Inc AZ AMT	1.30%		6/1/2027	A-	4,650,000	4,140,724
Industrial Development Board of the City of Mobile Alabama - Alabama Power Company	3.65%	#(a)	7/15/2034	A1	7,500,000	7,513,235
Industrial Pollution Control Financing Authority of Gloucester County - Logan Generating Co LP NJ AMT	5.00%		12/1/2024	NR	405,000	407,210
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	11,050,000	11,215,435
Kansas City Industrial Development Authority MO AMT	4.00%		3/1/2037	A2	4,125,000	4,159,785

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2035	A2	$3,020,000	$3,211,223
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Chemical Corp	3.50%		11/1/2032	BBB	16,525,000	15,701,872
Louisiana Public Facilities Authority - Waste Pro USA Inc†	6.75%	#(a)	10/1/2053	NR	12,000,000	12,218,142
Maricopa County Pollution Control Corp. - Southern CA Edison Co AZ	2.40%		6/1/2035	A2	5,000,000	4,081,212
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	2,570,000	1,542,000
Massachusetts Development Finance Agency - Waste Mgmt of MA Inc AMT†	1.25%		5/1/2027	A-	3,250,000	2,897,119
Matagorda County Navigation District No. 1 - Aep Texas Inc	2.60%		11/1/2029	A-	6,800,000	6,248,204
Matagorda County Navigation District No. 1 - Aep Texas Inc	4.00%		6/1/2030	A-	8,000,000	8,000,201
Michigan Strategic Fund - Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	5,640,000	5,567,640
Michigan Strategic Fund - Waste Mgmt of MI Inc	0.58%	#(a)	8/1/2027	A-	3,000,000	2,940,794
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,880,871
New Hampshire Business Finance Authority	4.125%		1/20/2034	BBB	4,706,803	4,656,292
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,544,819
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	6,225,000	6,029,156
New Hampshire Business Finance Authority - New York St Elec & Gas AMT	4.00%		12/1/2028	A-	2,500,000	2,545,406
New Jersey Economic Development Authority	5.00%		6/15/2033	A2	2,000,000	2,165,274
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	18,645,000	18,682,767
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB-	1,500,000	1,510,888
New York City Industrial Development Agency - TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+	3,020,000	3,021,225
New York Liberty Development Corp.	2.50%		11/15/2036	A+	2,500,000	2,178,596
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	1,875,000	1,877,713

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR	$1,920,000	$1,933,496
New York Liberty Development Corp. - Goldman Sachs Hdqtrs LLC	5.25%		10/1/2035	A2	16,385,000	19,505,576
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	2,900,000	2,797,839
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	2,000,000	1,798,883
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B1	1,000,000	1,014,417
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	1,885,000	1,885,281
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	1,810,000	1,886,484
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	1,850,000	1,908,413
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3	3,250,000	3,250,000
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3	3,110,000	3,154,146
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	4,650,000	4,593,157
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,500,000	4,691,485
Ohio Air Quality Development Authority - American Electric Pwr Co	1.90%	#(a)	5/1/2026	BBB+	3,285,000	3,203,665
Ohio Air Quality Development Authority - American Electric Pwr Co	2.40%	#(a)	12/1/2038	BBB+	5,685,000	5,072,354
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.50%	#(a)	11/1/2042	BBB+	8,800,000	7,846,194
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.60%	#(a)	6/1/2041	BBB+	18,210,000	16,327,068
Ohio Air Quality Development Authority - Pratt Paper Inc AMT†	4.25%		1/15/2038	NR	4,955,000	4,762,187
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	7,685,000	7,842,894
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	1,500,000	1,647,182
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	4,500,000	4,941,546

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.125%	#(a)	6/1/2037	BBB-	$6,850,000	$6,755,281
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.20%	#(a)	6/1/2037	BBB-	6,000,000	5,677,788
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.375%	#(a)	6/1/2037	BBB-	12,480,000	11,860,790
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,668,554
Pennsylvania Economic Development Financing Authority - Consol Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	2,375,000	2,620,308
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	1,035,000	743,558
Pennsylvania Economic Development Financing Authority - Procter & Gamble Company	5.375%		3/1/2031	AA-	1,365,000	1,571,740
Pennsylvania Economic Development Financing Authority - Waste Mgmt Inc AMT	0.58%	#(a)	8/1/2037	A-	5,500,000	5,388,404
Phenix City Industrial Development Board - Westrock Coated Baord LLC AL AMT	4.125%		5/15/2035	BBB	1,500,000	1,491,192
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.75%		1/1/2036	NR	3,125,000	2,276,202
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.875%		1/1/2041	NR	2,420,000	1,601,385
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	5,820,000	5,389,465
Public Finance Authority - Ameream LLC WI†	6.75%		12/1/2042	NR	5,000,000	4,646,603
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	7,500,000	7,579,958
Public Finance Authority - Sky Harbour Cap Oblig WI AMT	4.00%		7/1/2036	NR	5,000,000	4,327,634
Public Finance Authority - Sky Harbour Cap Oblig WI AMT	4.00%		7/1/2041	NR	2,500,000	1,961,217
Public Finance Authority - TRIPS Oblig Group WI AMT	5.00%		7/1/2042	BBB+	7,650,000	7,651,974
Public Finance Authority - TRIPS Oblig Group WI AMT	5.25%		7/1/2028	BBB+	2,965,000	2,967,666

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Waste Mgmt Inc WI AMT	1.10%	#(a)	7/1/2029	A-	$8,000,000	$7,450,770
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	1,000,000	982,941
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	CC	15,000,000	6,933,844
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	6,021,750	5,747,206
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR	6,740,000	6,232,097
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,518,781
Village Community Development District No. 15 FL†	4.85%		5/1/2038	NR	2,200,000	2,200,689
Village Community Development District No. 15 FL†	5.00%		5/1/2043	NR	5,180,000	5,228,332
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	440,000	412,366
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(c)
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	Baa3	5,800,000	5,822,549
Total						595,530,244

Education 6.59%
Ann Arbor School District MI GO	4.00%		5/1/2037	A1	4,175,000	4,481,638
Board of Cooperative Educational Services for the Sole Supervisory District NY	4.75%		3/27/2024	NR	5,025,000	5,031,336
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	10,000,000	10,151,548
California Community Choice Financing Authority	5.264% (SOFR * .67 + 1.70%	)#	5/1/2053	A1	10,000,000	10,050,820
California Educational Facilities Authority - ST Mary’s College	5.25%		10/1/2044	BBB-	800,000	847,389
California School Finance Authority - Aspire Public Schools Oblig†	5.00%		8/1/2036	NR	125,000	129,461
California School Finance Authority - Aspire Public Schools Oblig†	5.00%		8/1/2036	BBB	1,475,000	1,501,310
California State University	0.55%	#(a)	11/1/2049	Aa2	6,750,000	6,099,967
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%		6/15/2039	NR	2,160,000	2,016,456

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.00%		4/1/2038	A	(d)	$3,230,000	$3,458,273
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2034	A	(d)	1,625,000	1,822,637
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2035	A	(d)	1,125,000	1,257,604
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2036	A	(d)	2,175,000	2,413,052
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2039	A	(d)	6,220,000	6,750,422
Chicago Board of Education IL (AGM)	5.00%		12/1/2031	AA		5,000,000	5,305,645
Clark County School District NV GO	5.00%		6/15/2037	A1		5,770,000	6,664,873
Clark County School District NV GO	5.00%		6/15/2038	A1		4,240,000	4,835,616
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.125%		8/15/2030	NR		3,500,000	3,510,286
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%		8/15/2038	NR		1,405,000	1,411,342
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.00%		8/15/2038	Baa3		19,860,000	20,243,651
Clifton Higher Education Finance Corp. TX	6.00%		3/1/2029	Baa3		2,000,000	2,005,718
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA		15,030,000	15,042,896
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.00%		7/1/2033	A-		8,230,000	8,447,918
County of Frederick - Mount St Mary’S Univ MD†	5.00%		9/1/2027	BB+		1,635,000	1,632,711
County of Frederick - Mount St Mary’S Univ MD†	5.00%		9/1/2032	BB+		2,400,000	2,406,202
County of Lincoln - Augustana College Assn SD	4.00%		8/1/2041	BBB-		500,000	464,238
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	Ba3		2,000,000	1,988,869
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3		1,500,000	1,389,517
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2040	BBB-		1,150,000	1,205,291
Dutchess County Local Development Corp. - Bard College NY	5.00%		7/1/2045	BBB-		2,000,000	2,070,706
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA		3,750,000	4,259,261
Fort Bend Independent School District TX GO (PSF GTD)	0.875%	#(a)	8/1/2050	AAA		5,425,000	5,188,682

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Illinois Finance Authority - Illinois Inst of Tech	4.00%	9/1/2035	Ba2	$2,600,000	$2,300,312	(c)
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2030	Ba2	625,000	628,630	(c)
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2031	Ba2	1,100,000	1,104,769	(c)
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2032	Ba2	1,000,000	1,001,886	(c)
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2033	Ba2	1,000,000	998,416	(c)
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2034	Ba2	3,720,000	3,686,427
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2036	Ba2	3,225,000	3,113,287	(c)
Illinois Finance Authority - Noble Network charter Sch Oblig	5.00%	9/1/2025	BBB	640,000	641,288
Illinois Finance Authority - University of Chicago	5.00%	10/1/2034	Aa2	5,000,000	5,150,936
Indiana Finance Authority - Ohio Valley Electric Corp	4.25%	11/1/2030	Baa3	11,550,000	11,718,345
Industrial Development Authority of the City of Phoenix Arizona - Basis Schools Inc Oblig†	5.00%	7/1/2035	BB	2,350,000	2,356,693
Louisiana Public Facilities Authority - Tulane University	5.00%	10/15/2037	A+	2,850,000	3,280,934
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2026	BBB+	5,135,000	5,201,947
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2027	BBB+	2,700,000	2,739,548
Massachusetts Development Finance Agency - Emerson College	5.00%	1/1/2028	BBB+	1,810,000	1,837,205
Miami-Dade County Educational Facilities Authority - University of Miami FL (AMBAC)	5.25%	4/1/2028	A2	5,000,000	5,477,032
New Hampshire Health & Education Facilities Authority Act - Univ Sys of New Hampshire	5.00%	7/1/2036	Aa3	5,000,000	5,102,049
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2026	A-	5,000,000	5,140,968
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2027	A-	10,000,000	10,216,697
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%	9/1/2039	BBB-	2,300,000	2,245,515

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Pace University	5.00%		5/1/2026	BBB-	$980,000	$980,685
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2031	BBB-	2,705,000	2,944,834
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2037	BBB-	11,000,000	11,775,574
New York State Dormitory Authority (AGM)	5.00%		10/1/2031	AA	10,000	11,163
New York State Dormitory Authority (AGM)	5.00%		10/1/2037	AA	9,200,000	10,647,062
New York State Dormitory Authority (AGM)	5.00%		10/1/2038	AA	2,400,000	2,752,987
Ohio Air Quality Development Authority - Duke Energy Corp	4.00%	#(a)	9/1/2030	BBB	4,100,000	4,169,857
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	10,500,000	10,715,162
Private Colleges & Universities Authority - Savannah Clg Art/Design GA	5.00%		4/1/2029	A2	1,500,000	1,507,111
Private Colleges & Universities Authority - Savannah Clg Art/Design GA	5.00%		4/1/2031	A2	1,360,000	1,366,447
School District of Broward County FL	5.00%		7/1/2036	Aa3	2,685,000	3,095,379
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1†	4.50%		12/15/2029	BB	465,000	458,788
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1†	5.00%		12/15/2038	BB	1,000,000	977,332
Town of Davie - Nova Southeastern Univ FL	5.00%		4/1/2037	A-	5,000,000	5,264,763
Town of Davie - Nova Southeastern Univ FL	5.00%		4/1/2038	A-	2,500,000	2,617,987
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2024	A3	1,000,000	1,007,860
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2025	A3	2,630,000	2,693,078
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2026	A3	1,000,000	1,033,145
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%		8/1/2027	A3	1,600,000	1,652,987
University of Connecticut	5.00%		4/15/2035	AA-	5,350,000	5,870,317
University of Houston TX	2.00%		2/15/2032	AA	6,095,000	5,492,746
University of Illinois	5.00%		10/1/2035	A2	885,000	999,629
University of Illinois	5.00%		10/1/2036	A2	920,000	1,030,087

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University of Illinois	5.00%		10/1/2037	A2	$800,000	$890,645
University of Illinois	5.00%		10/1/2038	A2	800,000	882,633
University of Illinois	5.50%		10/1/2039	A2	1,360,000	1,561,798
University of Illinois	5.50%		10/1/2042	A2	1,650,000	1,878,292
University of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	5,063,163
University of Illinois (AGM)	4.00%		4/1/2034	AA	5,100,000	5,260,085
Wayne State University MI	4.00%		11/15/2034	Aa3	3,900,000	3,968,697
West Virginia Economic Development Authority - Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	A-	4,200,000	4,128,263
Total						320,726,775

Financial Services 0.10%
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2031	CCC+	2,280,000	1,202,967
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2030	CCC+	1,315,000	693,778
Massachusetts Educational Financing Authority AMT	3.625%		7/1/2034	AA	415,000	409,629	(c)
New Jersey Higher Education Student Assistance Authority AMT	3.75%		12/1/2030	Aaa	845,000	847,690
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2032	Aaa	970,000	968,834
New Jersey Higher Education Student Assistance Authority AMT	4.00%		12/1/2034	Aaa	875,000	873,791
Total						4,996,689

General Obligation 21.26%
Adams County School District No. 1 CO GO	5.00%		12/1/2036	Aa2	6,090,000	6,414,632
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	17,000,000	18,161,624
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	24,875,000	26,435,533
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	11,335,000	12,050,483
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	10,000,000	10,778,427
Chabot-Las Positas Community College District CA GO	3.00%		8/1/2038	AA	2,500,000	2,329,574
Chicago Board of Education IL GO	4.00%		12/1/2037	BB+	14,000,000	13,664,567
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	8,000,000	8,453,160
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	3,000,000	3,112,137

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	5.00%	12/1/2031	BB+	$1,500,000	$1,545,185
Chicago Board of Education IL GO	5.00%	12/1/2032	BB+	4,845,000	4,979,439
Chicago Board of Education IL GO	5.00%	12/1/2033	BB+	900,000	924,269
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+	475,000	486,599
Chicago Board of Education IL GO	5.00%	12/1/2034	BB+	3,750,000	3,959,038
Chicago Board of Education IL GO	5.00%	12/1/2035	BB+	450,000	459,796
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+	7,300,000	7,613,924
Chicago Board of Education IL GO	5.00%	12/1/2039	BB+	2,340,000	2,394,343
Chicago Board of Education IL GO	5.50%	12/1/2037	BB+	2,000,000	2,178,498
Chicago Board of Education IL GO	5.50%	12/1/2038	BB+	2,250,000	2,432,614
Chicago Board of Education IL GO†	6.75%	12/1/2030	BB+	5,000,000	5,536,581
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2027	AA	2,860,000	3,026,638
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2029	AA	4,220,000	4,506,510
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2030	AA	2,500,000	2,668,478
Chicago Board of Education IL GO (AGM)	5.00%	12/1/2035	AA	3,000,000	3,180,989
City of Chicago IL GO	4.00%	1/1/2035	BBB+	7,925,000	7,956,706
City of Chicago IL GO	4.00%	1/1/2036	BBB+	8,195,000	8,164,773
City of Chicago IL GO	5.00%	1/1/2024	BBB+	15,000,000	15,000,000
City of Chicago IL GO	5.00%	1/1/2025	BBB+	7,555,000	7,656,033
City of Chicago IL GO	5.00%	1/1/2028	BBB+	19,000,000	20,170,189
City of Chicago IL GO	5.00%	1/1/2029	BBB+	3,750,000	4,030,403
City of Chicago IL GO	5.00%	1/1/2031	BBB+	2,210,000	2,246,868
City of Chicago IL GO	5.00%	1/1/2032	BBB+	3,000,000	3,285,253
City of Chicago IL GO	5.125%	1/1/2027	NR	1,130,000	1,154,615
City of Chicago IL GO	5.125%	1/1/2027	Baa3	1,970,000	1,995,476
City of Chicago IL GO	5.25%	1/1/2028	NR	1,630,000	1,667,490
City of Chicago IL GO	5.25%	1/1/2028	Baa3	2,215,000	2,244,835
City of Chicago IL GO	5.25%	1/1/2029	BBB+	2,025,000	2,050,542
City of Chicago IL GO	5.50%	1/1/2037	BBB+	1,945,000	1,966,298
City of Chicago IL GO	5.50%	1/1/2039	BBB+	6,000,000	6,594,960
City of Chicago IL GO	5.50%	1/1/2049	BBB+	3,750,000	3,909,318
City of Chicago IL GO	5.625%	1/1/2030	BBB+	1,835,000	1,926,565
City of Chicago IL GO	5.75%	1/1/2033	BBB+	7,000,000	7,363,010
City of Chicago IL GO	6.00%	1/1/2038	BBB+	15,890,000	16,691,142
City of Columbus OH GO	5.00%	8/15/2037	AAA	1,480,000	1,764,192
City of Columbus OH GO	5.00%	8/15/2038	AAA	1,315,000	1,543,993
City of Houston TX GO	5.00%	3/1/2036	Aa3	1,800,000	2,143,080
City of Houston TX GO	5.00%	3/1/2038	Aa3	1,000,000	1,163,113

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Houston TX GO	5.25%		3/1/2039	Aa3	$4,610,000	$5,432,347
City of Houston TX GO	5.25%		3/1/2040	Aa3	5,800,000	6,771,786
City of Lubbock TX GO	4.00%		2/15/2032	Aa2	5,120,000	5,142,160
City of New Orleans LA GO	4.00%		10/1/2036	A+	2,290,000	2,383,647
City of New York NY GO	5.00%		8/1/2033	AA	7,030,000	7,625,856
City of New York NY GO	5.00%		9/1/2035	AA	10,000,000	11,922,889
City of New York NY GO	5.00%		10/1/2036	AA	1,250,000	1,479,839
City of New York NY GO	5.00%		4/1/2037	AA	10,000,000	10,834,339
City of New York NY GO	5.00%		12/1/2037	AA	7,500,000	7,850,748
Clark County School District NV GO	5.00%		6/15/2041	A1	10,645,000	11,940,765
Clear Creek Independent School District TX GO (PSF GTD)	5.00%		2/15/2039	AAA	7,250,000	7,265,701
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	535,832	525,389
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	1,727,569	1,079,362
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	5,950,386	3,250,399
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	11,206,659	10,864,650
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	3,035,632	2,907,075
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	5,000,000	4,602,527
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	1,917,657	1,715,300
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	34,225,245	34,996,134
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	6,481,543	6,860,858
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	5,309,508	5,766,746
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	1,415,665	1,577,633
County of Baltimore MD GO	4.00%		3/1/2038	AAA	8,995,000	9,567,465
County of Howard MD GO	3.00%		8/15/2037	AAA	2,255,000	2,118,399
County of Lake IL GO	3.50%		11/30/2031	AAA	1,825,000	1,834,678
County of Luzerne PA GO (AGM)	5.00%		11/15/2024	AA	4,000,000	4,072,630
County of Nassau NY GO	5.00%		4/1/2038	AA-	1,025,000	1,201,080
Delaware Valley Regional Finance Authority PA	3.48% (MUNIPSA * 1 + 0.40%	)#	3/1/2057	A+	5,000,000	4,889,518
Denton Independent School District TX GO (PSF GTD)	5.00%		8/15/2038	AAA	2,750,000	3,238,986
Denton Independent School District TX GO (PSF GTD)	5.00%		8/15/2039	AAA	5,500,000	6,444,100
Fresno Unified School District CA NPF GO (NATL)	5.25%		2/1/2024	A+	3,285,000	3,290,231
Gregory-Portland Independent School District TX GO (PSF GTD)	5.00%		2/15/2038	Aaa	6,790,000	7,719,415

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Houston Independent School District TX GO (PSF GTD)	3.50%	#(a)	6/1/2039	AAA	$10,000,000	$10,062,049
Illinois Finance Authority	4.00%		12/1/2039	AAA	2,000,000	2,038,366
Lamar Consolidated Independent School District TX GO	5.00%		2/15/2038	AA	1,750,000	2,003,181
Louisiana Stadium & Exposition District	5.00%		7/1/2037	A2	3,125,000	3,585,115
Louisiana Stadium & Exposition District	5.00%		7/1/2038	A2	7,345,000	8,349,272
Louisiana Stadium & Exposition District	5.00%		7/1/2039	A2	6,550,000	7,411,556
Metropolitan Water Reclamation District of Greater Chicago IL GO	5.00%		12/1/2027	AA+	4,600,000	4,887,438
New Caney Independent School District TX GO (PSF GTD)	1.25%	#(a)	2/15/2050	Aaa	4,550,000	4,494,785
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,637,184
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2037	A2	4,000,000	4,640,747
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	2,000,000	2,357,867
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		8/1/2038	AAA	5,000,000	5,289,822
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2039	AAA	11,820,000	12,478,749
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2032	AAA	23,000,000	23,105,117
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2036	AAA	8,250,000	9,894,299
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		11/1/2037	AAA	8,265,000	9,803,408
New York State Dormitory Authority	4.00%		3/15/2037	Aa1	7,500,000	7,973,441
New York State Dormitory Authority	4.00%		2/15/2038	Aa1	8,305,000	8,679,066
New York State Dormitory Authority	4.00%		3/15/2038	AA+	5,000,000	5,260,399
New York State Dormitory Authority	5.00%		3/15/2036	Aa1	8,405,000	10,115,944
New York State Dormitory Authority (BAM)	5.00%		10/1/2035	AA	5,000,000	5,760,437
New York State Dormitory Authority NY	4.00%		3/15/2037	AA+	5,195,000	5,587,141
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	7,985,000	7,910,211
Palm Beach County School District FL	5.00%		8/1/2037	Aa3	1,000,000	1,175,263
Palm Beach County School District FL	5.00%		8/1/2038	Aa3	2,375,000	2,756,983
Palm Beach County School District FL	5.00%		8/1/2039	Aa3	2,250,000	2,602,338
Pasadena Independent School District TX GO (PSF GTD)	5.00%		2/15/2038	AAA	4,890,000	5,627,544

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority AMT	5.25%	6/30/2035	Baa2	$5,250,000	$5,906,254
Pennsylvania Economic Development Financing Authority AMT	5.25%	6/30/2036	Baa2	5,000,000	5,576,670
Pennsylvania Economic Development Financing Authority AMT	5.50%	6/30/2037	Baa2	5,575,000	6,259,757
Pennsylvania Economic Development Financing Authority AMT	5.50%	6/30/2038	Baa2	6,200,000	6,884,823
Pflugerville Independent School District TX GO	5.00%	2/15/2036	AA+	3,525,000	4,109,900
Pflugerville Independent School District TX GO	5.00%	2/15/2037	AA+	7,500,000	8,672,524
Pflugerville Independent School District TX GO	5.00%	2/15/2038	AA+	4,405,000	5,021,533
Pflugerville Independent School District TX GO	5.00%	2/15/2039	AA+	5,115,000	5,786,547
Reedy Creek Improvement District FL GO	4.00%	6/1/2031	AA-	2,240,000	2,321,772
School District of Philadelphia PA GO	5.00%	9/1/2026	A1	500,000	524,770
School District of Philadelphia PA GO	5.00%	9/1/2027	A1	600,000	640,527
School District of Philadelphia PA GO	5.00%	9/1/2028	A1	500,000	548,529
State of California GO	3.00%	11/1/2034	Aa2	5,900,000	5,823,552
State of California GO	4.00%	3/1/2036	Aa2	10,000,000	10,725,221
State of California GO	5.00%	9/1/2035	Aa2	14,000,000	16,849,085
State of California GO	5.00%	10/1/2039	Aa2	4,000,000	4,705,922
State of Connecticut GO	4.00%	4/15/2037	AA-	1,825,000	1,893,452
State of Connecticut GO	4.00%	6/15/2037	AA-	775,000	799,072
State of Connecticut GO	4.00%	1/15/2038	AA-	4,000,000	4,149,673
State of Connecticut GO	5.00%	6/15/2034	AA-	1,100,000	1,214,678
State of Connecticut GO	5.00%	6/15/2035	AA-	1,125,000	1,239,390
State of Connecticut GO	5.00%	4/15/2036	AA-	1,150,000	1,282,497
State of Hawaii Harbor System Revenue AMT	4.00%	7/1/2035	Aa3	3,025,000	3,138,763
State of Illinois GO	4.00%	10/1/2034	A-	5,000,000	5,153,772
State of Illinois GO	4.00%	10/1/2035	A-	5,000,000	5,130,402
State of Illinois GO	5.00%	2/1/2028	A-	13,620,000	14,438,690
State of Illinois GO	5.00%	10/1/2029	A-	10,000,000	11,066,072
State of Illinois GO	5.00%	11/1/2029	A-	2,800,000	2,925,893
State of Illinois GO	5.00%	11/1/2032	A-	9,200,000	9,576,264
State of Illinois GO	5.00%	10/1/2033	A-	5,000,000	5,362,460

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.00%		12/1/2033	A-	$4,500,000	$5,070,518
State of Illinois GO	5.00%		3/1/2034	A-	9,715,000	10,831,118
State of Illinois GO	5.00%		12/1/2039	A-	15,000,000	16,697,349
State of Illinois GO	5.25%		2/1/2034	A-	3,295,000	3,298,657
State of Illinois GO	5.25%		10/1/2036	A-	17,540,000	19,988,842
State of Illinois GO	5.25%		5/1/2038	A-	9,750,000	10,961,089
State of Illinois GO	5.50%		5/1/2039	A-	11,000,000	12,185,283
State of Maryland GO	5.00%		3/15/2036	AAA	10,000,000	12,072,140
State of New Jersey GO	2.00%		6/1/2029	A1	5,000,000	4,683,676
State of Texas GO	4.00%		10/1/2032	Aaa	14,570,000	14,608,864
State of Washington GO	5.00%		2/1/2037	Aaa	13,725,000	16,247,836
State of Washington GO	5.00%		2/1/2038	Aaa	15,000,000	17,476,450
State of Washington GO	5.00%		7/1/2038	Aaa	10,000,000	11,722,461
State Public School Building Authority PA (AGM)	5.00%		6/1/2030	AA	5,000,000	5,302,350
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	22,300,000	23,288,659
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2030	AA	2,125,000	1,928,506
Town of Oyster Bay NY GO (AGM)	2.00%		3/1/2031	AA	2,040,000	1,824,747
Village of Romeoville IL GO	4.00%		12/30/2036	Aa2	4,725,000	4,867,076
Village of Romeoville IL GO	4.00%		12/30/2037	Aa2	3,800,000	3,870,873
Village of Schaumburg IL GO	3.00%		12/1/2027	AAA	7,060,000	7,105,151
Village of Schaumburg IL GO	3.00%		12/1/2031	AAA	1,300,000	1,302,861
Village of Skokie IL GO	3.00%		12/1/2029	Aa2	1,080,000	1,090,472
Virginia College Building Authority	5.00%		2/1/2037	AA+	7,950,000	9,291,791
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2038	AA	2,850,000	3,334,859
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2039	AA	4,400,000	5,125,821
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2041	AA	7,000,000	8,085,801
Total						1,035,633,980

Health Care 11.48%
Allegheny County Hospital Development Authority PA	5.00%		4/1/2031	A	16,000,000	17,195,274
Antelope Valley Healthcare District CA	5.00%		3/1/2031	BBB	7,000,000	7,107,267
Arizona Health Facilities Authority - Honorhealth Oblig Group	5.00%		12/1/2032	A2	5,000,000	5,061,284
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2025	CCC+	2,405,000	1,602,085

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2026	CCC+	$1,000,000	$629,446	(c)
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2036	CCC+	1,835,000	958,190
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2037	CCC+	5,075,000	2,650,030
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	CCC+	2,595,000	1,588,302
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.25%		12/1/2035	BB	3,000,000	3,025,523
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2030	BB-	2,075,000	2,014,638
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2031	BB-	1,150,000	1,108,048
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	5.00%		7/1/2032	BB-	1,000,000	955,641
California Health Facilities Financing Authority - Lucile S Packard Chld Hsp	5.00%		8/15/2032	A+	1,250,000	1,316,776
California Health Facilities Financing Authority - Sutter Health Oblig Group	5.00%		11/15/2032	A+	2,000,000	2,151,373
California Health Facilities Financing Authority - Sutter Health Oblig Group	5.00%		11/15/2033	A+	2,450,000	2,633,404
California Health Facilities Financing Authority - Sutter Health Oblig Group	5.00%		11/15/2034	A+	3,350,000	3,596,615
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2029	Baa2	1,000,000	1,055,294
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2031	Baa2	1,900,000	2,000,473
California Municipal Finance Authority - Eisenhower Medical Center	5.00%		7/1/2033	Baa2	1,000,000	1,048,714
California Municipal Finance Authority - Palomar Health Oblig Grp†	5.00%		11/1/2027	BBB	5,000,000	5,117,066
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.00%		12/1/2033	BB	1,000,000	1,035,855
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig	5.25%		12/1/2034	BB	5,000,000	5,049,171
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.25%		12/1/2038	BB	1,500,000	1,551,739

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%		2/15/2024	A-		$3,730,000	$3,734,651
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%		2/15/2025	A-		1,250,000	1,252,336
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%		2/15/2027	A-		1,000,000	1,001,869
City of Atlantic Beach - Naval Cont Care Ret Oblig FL	5.00%		11/15/2028	BBB	(d)	2,020,000	2,020,825
City of Blaine - Crest View Oblig Grp MN(b)	5.125%		7/1/2025	NR		770,000	500,500	(c)
City of Seneca - Nemaha Valley Cmnty Hosp KS	5.00%		9/1/2025	NR		5,500,000	5,558,909
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South Oblig FL	5.00%		8/15/2026	AA-		3,000,000	3,153,401
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South Oblig FL	5.00%		8/15/2027	AA-		3,620,000	3,886,986
City of South Miami Health Facilities Authority, Inc. - Baptist Hlth South Oblig FL	5.00%		8/15/2028	AA-		2,625,000	2,827,854
City of Tampa - H. Lee Moffitt Cancer Oblig FL	4.00%		7/1/2038	A		4,755,000	4,867,043
Clarke County Hospital Authority - Piedmont Hlthcr Oblig Grp GA	5.00%		7/1/2029	AA-		7,090,000	7,412,466
Colorado Health Facilities Authority - Commonspirit Hlth Oblig	5.00%	#(a)	8/1/2049	A-		2,345,000	2,384,294
Colorado Health Facilities Authority - Commonspirit Hlth Oblig	5.25%		11/1/2038	A-		2,095,000	2,323,548
Connecticut State Health & Educational Facilities Authority - Griffin Health Oblig Grp†	5.00%		7/1/2034	BB+		225,000	226,282
Connecticut State Health & Educational Facilities Authority - Griffin Health Oblig Grp†	5.00%		7/1/2039	BB+		1,000,000	997,044
Connecticut State Health & Educational Facilities Authority - Yale-New Haven Hlth Oblig	1.80%	#(a)	7/1/2049	AA-		5,390,000	5,331,125
County of Cuyahoga - The Metrohealth System OH	5.00%		2/15/2037	BBB		5,000,000	5,105,393
County of Miami-Dade - Public Hlth Trust Miami FL	5.00%		6/1/2030	Aa2		11,910,000	12,160,640
County of Miami-Dade - Public Hlth Trust Miami FL	5.00%		6/1/2031	Aa2		5,000,000	5,105,014
County of Montgomery - Premier Hlth Partners Oblig OH	4.00%		11/15/2039	Baa1		6,000,000	5,775,769

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%		2/15/2033	BB+		$12,355,000	$12,355,579
County of Washington - Marietta Area Hlthcr Oblig OH	5.50%		12/1/2027	NR		8,675,000	8,709,585
County of Washington - Marietta Area Hlthcr Oblig OH	6.375%		12/1/2037	NR		10,000,000	10,574,956
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%		6/1/2036	NR		3,830,000	3,975,430
District of Columbia - Children’s NATL Med Oblig	5.00%		7/15/2026	A1		1,700,000	1,763,834
District of Columbia - Children’s NATL Med Oblig	5.00%		7/15/2034	A1		5,000,000	5,151,041
Florida Development Finance Corp. - Lakeland Regl Hlth Oblig	4.00%		11/15/2035	A2		5,530,000	5,835,649
Florida Development Finance Corp. - Lakeland Regl Hlth Oblig	4.00%		11/15/2036	A2		3,700,000	3,861,640
Florida Development Finance Corp. - Lakeland Regl Hlth Oblig	4.00%		11/15/2038	A2		2,265,000	2,308,276
Franklin County Industrial Development Authority - Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2031	NR		1,000,000	944,306
Franklin County Industrial Development Authority - Menno-Haven Inc Oblig Grp PA	5.00%		12/1/2033	NR		1,000,000	930,997
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%		11/15/2036	NR		1,500,000	1,350,530
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2035	A-		3,300,000	3,501,973
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2036	A-		3,000,000	3,168,701
Greeneville Health & Educational Facilities Board - Ballad Health Oblig Group TN	5.00%		7/1/2037	A-		10,000,000	10,504,036
Harris County Cultural Education Facilities Finance Corp. - Memorial Hermann Hlth Oblig TX	5.00%	#(a)	6/1/2050	Aa3		5,000,000	5,425,761
Harris County Cultural Education Facilities Finance Corp. TX	6.375%		1/1/2033	BB+	(d)	120,000	120,111
Health & Educational Facilities Authority of the State of Missouri - SSM Hlth Care Oblig Grp WA	5.00%	#(a)	6/1/2039	A+		13,000,000	14,050,729
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Oblig Grp PA	5.00%		7/1/2030	BBB		4,775,000	4,956,201

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Oblig Grp PA	5.00%	7/1/2032	BBB		$4,055,000	$4,198,715
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Oblig Grp PA	5.00%	7/1/2033	BBB		4,870,000	5,040,751
Housing & Redevelopment Authority of The City of St. Paul Minnesota - Fairview Hlth Svcs Oblig	5.00%	11/15/2024	WD		4,500,000	4,560,144
Illinois Finance Authority - Ascension Hlth Credit Grp	4.00%	2/15/2033	AA+		5,000,000	5,124,260
Illinois Finance Authority - Plymouth Place Oblig Group	5.00%	5/15/2030	WD		1,690,000	1,738,946
Illinois Finance Authority - Silver Cross Hosp Oblig	5.00%	8/15/2035	A3		4,500,000	4,590,082
Industrial Development Authority of the County of Pima - La Posada Park Centre Oblig AZ†	5.125%	11/15/2029	NR		4,000,000	4,007,850
Karnes County Hospital District TX	5.00%	2/1/2024	A	(d)	375,000	375,415
Karnes County Hospital District TX	5.00%	2/1/2034	A	(d)	1,000,000	1,001,085
Kentucky Economic Development Finance Authority - Masonic Homes Oblig	5.375%	11/15/2032	NR		1,185,000	1,081,934
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblig	5.00%	6/1/2029	Baa2		4,235,000	4,390,410
Kentucky Economic Development Finance Authority - Owensboro Health Inc Oblig	5.00%	6/1/2032	Baa2		6,000,000	6,213,680
Lee Memorial Health System Oblig FL	5.00%	4/1/2036	A+		4,535,000	4,901,398
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Oblig KY	5.00%	10/1/2040	A+	(d)	3,500,000	3,830,017
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2033	A2		500,000	539,210
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2034	A2		1,000,000	1,076,595
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2035	A2		1,000,000	1,073,064
Maricopa County Industrial Development Authority - Honorhealth Oblig Group AZ	5.00%	9/1/2036	A2		1,800,000	1,926,668
Massachusetts Development Finance Agency - Beth Israel Lahey Oblig Grp	5.00%	7/1/2036	A		2,000,000	2,173,499

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Massachusetts Development Finance Agency - Wellforce Oblig Group	4.00%	7/1/2035	BBB-	$2,000,000	$1,940,608
Massachusetts Development Finance Agency - Wellforce Oblig Group	4.00%	7/1/2037	BBB-	3,930,000	3,794,538
Massachusetts Development Finance Agency - Wellforce Oblig Group	5.00%	7/1/2038	BBB-	1,100,000	1,118,426
Massachusetts Development Finance Agency - Wellforce Oblig Group	5.00%	7/1/2039	BBB-	2,250,000	2,278,967
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd - Vanderbilt Univ Med Ctr TN	5.00%	7/1/2031	A	1,300,000	1,357,328
Miami Beach Health Facilities Authority - Mt Sinai Medical Center FL Oblig	5.00%	11/15/2030	A3	2,500,000	2,525,576
Michigan Finance Authority - Mclaren Hlth Care Oblig	5.00%	5/15/2032	A1	10,390,000	10,583,901
Michigan Finance Authority - Mclaren Hlth Care Oblig	5.00%	5/15/2033	A1	4,030,000	4,101,378
Michigan Finance Authority - Trinity Hlth Corp Oblig	5.00%	12/1/2034	AA-	5,000,000	5,350,170
Michigan Finance Authority - Trinity Hlth Corp Oblig	5.00%	12/1/2035	AA-	5,000,000	5,325,296
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Oblig PA	4.00%	9/1/2036	A	1,350,000	1,376,083
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Oblig PA	4.00%	9/1/2038	A	2,250,000	2,282,147
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Oblig PA	5.00%	1/15/2024	WD	4,000,000	4,002,259
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Oblig PA	5.25%	1/15/2026	WD	2,000,000	2,043,642
Montgomery County Industrial Development Authority - Albert Einstein Hlthcr Oblig PA	5.25%	1/15/2028	WD	3,000,000	3,065,463
Montgomery County Industrial Development Authority - Whitemarsh Cont Care Oblig PA	5.00%	1/1/2030	NR	2,000,000	1,949,511
Moon Industrial Development Authority - Baptist Homes Society Oblig PA	5.125%	7/1/2025	NR	1,975,000	1,907,680
New Jersey Health Care Facilities Financing Authority - Hackensack Merdn Hlth Oblig	5.00%	7/1/2028	AA-	5,500,000	5,952,757
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%	7/1/2028	BBB-	1,300,000	1,337,918
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%	7/1/2029	BBB-	1,605,000	1,650,760

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%		7/1/2030	BBB-	$1,100,000	$1,129,829
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	5.00%		7/1/2031	BBB-	1,110,000	1,138,416
New Jersey Health Care Facilities Financing Authority - StJoseph’s Hlthcr Oblig	5.00%		7/1/2035	BBB-	3,185,000	3,247,713
New Jersey Health Care Facilities Financing Authority - University Hospital (AGM)	5.00%		7/1/2028	AA	2,000,000	2,053,593
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	4.00%		7/1/2036	A	1,000,000	1,017,905
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	4.00%		7/1/2037	A	1,000,000	1,016,769
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%		7/1/2037	B-	1,100,000	844,606
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%		7/1/2039	B-	1,000,000	750,095
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%		7/1/2040	B-	850,000	626,414
New York State Dormitory Authority - Catholic Hlth Sys Oblig	5.00%		7/1/2036	B-	1,945,000	1,649,033
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2026	BB	1,500,000	1,497,429
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2029	BB	2,700,000	2,670,902
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2030	BB	1,100,000	1,082,677
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%		12/1/2031	BB	1,600,000	1,565,282
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%		8/1/2036	BBB-	1,780,000	1,784,964
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%		9/1/2036	BBB-	1,555,000	1,567,451
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%		8/1/2037	BBB-	650,000	650,748
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%		8/1/2038	BBB-	4,000,000	3,947,455
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%		9/1/2038	BBB-	2,940,000	2,901,166
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%		9/1/2040	BBB-	3,150,000	3,046,330
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	#(a)	5/1/2048	A-	2,000,000	2,002,336

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.00%	8/15/2033	BB-		$3,920,000	$3,926,469
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.00%	8/15/2038	BB-		6,300,000	6,190,392
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.25%	8/15/2043	BB-		6,710,000	6,737,027
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.50%	8/15/2037	NR		2,770,000	2,845,179
Oneida County Local Development Corp. - Mohawk Valley Hlth Oblig NY (AGM)	4.00%	12/1/2035	AA		1,000,000	1,022,899
Oneida County Local Development Corp. - Mohawk Valley Hlth Oblig NY (AGM)	4.00%	12/1/2036	AA		1,250,000	1,273,617
Oneida County Local Development Corp. - Mohawk Valley Hlth Oblig NY (AGM)	4.00%	12/1/2037	AA		2,210,000	2,228,762
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2035	A+		1,730,000	1,996,158
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2037	A+		2,350,000	2,664,009
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2038	A+		1,530,000	1,716,843
Orange County Health Facilities Authority - Orlando Hlth Oblig Group FL	5.00%	10/1/2039	A+		1,500,000	1,673,318
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2036	BBB		5,280,000	5,406,562
Pennsylvania Economic Development Financing Authority - UPMC Obligated Grp	4.00%	2/15/2040	A		2,820,000	2,851,718
Public Finance Authority - Aurora Integrated Oncology Foundation WI†	10.00%	11/1/2038	NR		3,500,000	3,518,547
Public Finance Authority - Proton Intl Alabama LLC WI†(b)	6.85%	10/1/2047	NR		1,410,000	141,000
Rhode Island Health & Educational Building Corp. - Care New England Hlth Oblig	5.00%	9/1/2031	B+		5,000,000	5,003,945
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Vlg Inc	5.25%	11/15/2028	NR		5,700,000	5,734,694
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblig	5.00%	12/1/2035	B+	(d)	3,850,000	3,642,506
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblig	5.50%	12/1/2029	B+	(d)	2,085,000	2,087,942
State of Ohio - Univ Hosp Hlth Sys Oblig Gp	5.00%	1/15/2036	A		3,295,000	3,546,541

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Tarrant County Cultural Education Facilities Finance Corp. - Baylor Scott & White Oblig TX	5.00%	#(a)	11/15/2052	AA-		$4,000,000	$4,491,956
Tulsa County Industrial Authority - Montereau Oblig Group OK	5.25%		11/15/2037	BBB-	(d)	1,250,000	1,255,120
University of Kansas Hospital Authority - Univ ks Hlth Sys Oblig Grp	5.00%		9/1/2034	AA-		5,000,000	5,123,613
Washington Health Care Facilities Authority - Commonspirit Hlth Oblig	5.00%	#(a)	8/1/2049	A-		4,550,000	4,554,895
Washington Health Care Facilities Authority - Providence St Joseph Oblig	4.00%	#(a)	10/1/2042	A		28,220,000	28,665,701
Washington State Housing Finance Commission - Spokane United Method Hms†	6.00%		1/1/2024	NR		245,000	245,000
West Virginia Hospital Finance Authority - WV United Hlth Sys Oblig	4.00%		6/1/2030	A		5,500,000	5,564,448
West Virginia Hospital Finance Authority - WV United Hlth Sys Oblig	4.00%		6/1/2035	A		1,570,000	1,583,183
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Hlth Oblig	4.48%	#	2/15/2053	BBB+		40,000,000	40,000,000
Total							559,238,780

Housing 1.38%
California Housing Finance Agency	3.25%		8/20/2036	BBB		7,259,379	6,832,878
California Housing Finance Agency	3.50%		11/20/2035	BBB+		5,609,428	5,465,292
California Housing Finance Agency	4.00%		3/20/2033	BBB+		4,534,452	4,612,923
California Housing Finance Agency	4.25%		1/15/2035	BBB+		4,200,923	4,232,223
California Municipal Finance Authority - Park Western Housing LP (FNMA)	2.65%		8/1/2036	Aaa		4,279,652	3,671,373
California Statewide Communities Development Authority†	3.00%		6/1/2047	NR		5,000,000	3,629,248
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000,000	1,026,930
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750,000	771,031
Indiana Finance Authority - Chf-Tippecanoe LLC	5.00%		6/1/2038	BBB-		1,550,000	1,616,055
Indiana Finance Authority - Chf-Tippecanoe LLC	5.00%		6/1/2043	BBB-		2,525,000	2,580,163
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Std Hsg AZ	5.00%		7/1/2032	Baa3		1,080,000	1,129,218

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Maryland Community Development Administration	3.00%	9/1/2039	Aa1		$10,000,000	$8,841,653
Minnesota Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%	7/1/2054	Aa1		3,800,000	4,208,841
Missouri Housing Development Commission (GNMA/FNMA/FHLMC)	3.25%	11/1/2052	AA+		2,645,000	2,583,281
North Carolina Housing Finance Agency (GNMA/FNMA/FHLMC)	6.25%	1/1/2055	Aa1		5,500,000	6,088,969
Virginia Beach Development Authority - Westminster-Canterbury On Ches	5.375%	9/1/2029	BB+	(d)	5,000,000	5,132,224
Washington State Housing Finance Commission	3.50%	12/20/2035	BBB+		4,809,548	4,591,002
Total						67,013,304

Lease Obligations 2.02%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA		3,000,000	3,012,724
Indiana Finance Authority	5.25%	2/1/2029	AA+		2,500,000	2,583,200
Michigan State Building Authority	5.00%	4/15/2034	Aa2		6,525,000	6,772,011
New Jersey Economic Development Authority	5.00%	6/15/2025	A2		5,085,000	5,240,254
New Jersey Economic Development Authority	5.00%	6/15/2033	A2		7,215,000	7,910,921
New Jersey Economic Development Authority	5.00%	6/15/2034	A2		3,000,000	3,247,910
New Jersey Economic Development Authority	5.00%	6/15/2034	A2		13,645,000	14,909,125
New Jersey Economic Development Authority	5.00%	6/15/2035	A2		4,925,000	5,080,961
New Jersey Economic Development Authority	5.00%	6/15/2035	A2		1,000,000	1,082,637
New Jersey Economic Development Authority	5.00%	6/15/2036	A2		1,320,000	1,404,488
New Jersey Economic Development Authority	5.00%	6/15/2042	A2		1,400,000	1,515,692
New Jersey Economic Development Authority†	5.25%	9/1/2027	A-		24,555,000	26,728,373
New Jersey Transportation Trust Fund Authority	3.25%	6/15/2039	A2		2,000,000	1,893,943
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2035	A2		3,750,000	3,943,471
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2036	A2		2,770,000	2,887,862

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2030	A+	$3,000,000	$3,153,160
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2031	A+	2,400,000	2,520,976
Redevelopment Authority of the City of Philadelphia PA	5.00%		4/15/2028	A1	4,380,000	4,481,030
Total						98,368,738

Multi-Family Housing 0.06%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(a)	6/1/2026	Aaa	2,700,000	2,716,287

Other Revenue 3.73%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	12,675,000	12,707,765
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	7,600,000	7,635,911
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY (AGM)	4.00%		7/15/2029	AA	1,500,000	1,529,876
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	5.00%		7/15/2024	Ba1	3,550,000	3,570,362
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.00%		12/1/2033	BB+	2,000,000	2,053,295
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	1,650,000	1,676,300
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	17,004,637	9,288,783
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2034	AA	2,000,000	2,265,911
Illinois Finance Authority - Field Museum Natural Hist	4.973% (SOFR * .67 + 1.20%	)#	11/1/2034	A	10,190,000	10,188,697
Industrial Development Authority of the County of Pima - Edkey Oblig Group AZ†	5.00%		7/1/2035	NR	5,000,000	4,960,899
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	30,995,000	31,115,152
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%		7/1/2036	BB+	2,500,000	2,505,214
Maricopa County Industrial Development Authority AZ†	5.00%		7/1/2039	BB+	2,055,000	2,037,506
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	700,000	420,000
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	3,130,000	3,396,201
Triborough Bridge & Tunnel Authority NY	2.00%	#(a)	5/15/2045	AA+	5,000,000	4,962,531
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2036	AA+	5,750,000	6,945,973

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2037	AA+	$5,000,000	$5,960,577
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2038	AA+	6,400,000	7,539,521
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2041	AA+	9,000,000	10,363,219
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2039	AA+	13,050,000	15,593,299
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2040	AA+	11,000,000	13,071,025
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2042	AA+	10,000,000	11,736,892
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,180,000	10,152,110
Total						181,677,019

Power 0.40%
Energy Northwest - Bonneville Power Admin WA	5.00%		7/1/2038	Aa1	14,000,000	16,348,203
York County Economic Development Authority - Virginia Elec & Pwr Co	3.65%	#(a)	5/1/2033	A2	3,000,000	3,020,905
Total						19,369,108

Pre-Refunded 0.00%
New York State Dormitory Authority	4.00%		2/15/2034	NR	15,000	15,647

Single-Family Housing 0.21%
Pennsylvania Housing Finance Agency	5.50%		10/1/2053	AA+	9,500,000	10,155,037

Special Tax 2.22%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,250,000	1,277,454
Allentown Neighborhood Improvement Zone Development Authority PA†	5.375%		5/1/2042	NR	5,500,000	5,553,408
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	1,860,000	1,926,404
Emeryville Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%		9/1/2025	AA	2,650,000	2,688,919
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	3,955,000	3,222,255
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,257,523
Lakewood Ranch Stewardship District FL	6.125%		5/1/2043	NR	2,250,000	2,347,165
Miami World Center Community Development District FL	4.75%		11/1/2027	NR	750,000	760,994
Mida Mountain Village Public Infrastructure District UT†	4.50%		8/1/2040	NR	1,250,000	1,115,917

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2033	AA	$1,750,000	$1,688,042
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2034	AA	1,000,000	958,032
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGM)	3.00%	3/1/2036	AA	5,500,000	5,146,549
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2033	NR	1,370,000	1,405,709
Orange County Community Facilities District CA Special Tax	5.00%	8/15/2035	NR	975,000	998,818
Peninsula Town Center Community Development Authority VA†	4.50%	9/1/2028	NR	545,000	544,348
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	873,226
River Islands Public Financing Authority CA Special Tax	4.00%	9/1/2051	NR	990,000	852,341
River Islands Public Financing Authority CA Special Tax (AGM)	5.00%	9/1/2042	AA	4,000,000	4,422,558
State of Connecticut Special Tax Revenue	4.00%	9/1/2034	AA	8,075,000	8,255,646
State of Connecticut Special Tax Revenue	5.00%	10/1/2030	AA	9,000,000	10,031,421
State of Connecticut Special Tax Revenue	5.00%	1/1/2032	AA	14,375,000	15,750,068
State of Connecticut Special Tax Revenue	5.00%	7/1/2036	Aa3	5,000,000	6,034,336
State of Connecticut Special Tax Revenue	5.00%	7/1/2037	Aa3	6,000,000	7,161,050
State of Connecticut Special Tax Revenue	5.00%	7/1/2038	Aa3	5,000,000	5,886,125
Village Community Development District No. 12 FL	3.25%	5/1/2026	NR	2,270,000	2,246,995
Village Community Development District No. 12 FL	3.80%	5/1/2028	NR	2,035,000	2,031,669
Village Community Development District No. 12 FL	4.00%	5/1/2033	NR	1,815,000	1,798,897
Village Community Development District No. 13 FL	1.80%	5/1/2026	NR	535,000	507,592
Village Community Development District No. 13 FL	2.85%	5/1/2036	NR	1,835,000	1,523,063
Village Community Development District No. 13 FL	3.00%	5/1/2029	NR	475,000	447,373
Village Community Development District No. 13 FL†	3.00%	5/1/2035	NR	3,350,000	2,886,122
Village Community Development District No. 13 FL†	3.25%	5/1/2040	NR	4,185,000	3,382,168
Village Community Development District No. 13 FL	3.375%	5/1/2034	NR	2,460,000	2,254,319
Total					108,236,506

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 2.44%
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	$5,675,000	$6,008,527
City of Sparks NV†	2.75%		6/15/2028	Ba1	1,785,000	1,697,645
Clear Creek Independent School District TX GO (PSF GTD)	0.28%	#(a)	2/15/2038	AAA	4,930,000	4,835,083
County of Cook Sales Tax Revenue IL	4.00%		11/15/2034	AA-	3,750,000	3,936,425
County of Cook Sales Tax Revenue IL	5.25%		11/15/2036	AA-	10,000,000	10,722,600
Metropolitan Atlanta Rapid Transit Authority GA	5.00%		7/1/2032	AAA	5,000,000	5,291,115
New York City Transitional Finance Authority Building Aid Revenue NY	5.25%		7/15/2036	AA	11,700,000	12,998,046
New York City Transitional Finance Authority Future Tax Secured Revenue NY	3.00%		11/1/2037	AAA	2,500,000	2,335,133
New York City Transitional Finance Authority NY(e)	5.00%		11/1/2038	AAA	5,000,000	5,960,395
New York City Transitional Finance Authority NY	5.00%		5/1/2039	Aa1	5,000,000	5,874,505
New York City Transitional Finance Authority NY	5.50%		5/1/2044	Aa1	8,500,000	10,143,529
New York State Thruway Authority	5.00%		3/15/2035	AA+	6,000,000	7,204,780
New York State Urban Development Corp.	5.00%		3/15/2035	Aa1	5,000,000	5,999,642
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2029	NR	1,616,000	1,294,316
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2031	NR	1,774,000	1,300,564
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2033	NR	11,643,000	7,769,536
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	5,223,000	5,198,002
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	12,051,000	11,993,323
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	81,000	77,644
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%		7/1/2040	NR	268,000	269,970
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	1,967,000	1,951,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%		7/1/2058	NR	1,092,000	1,079,103
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	4,974,000	5,003,791
Total						118,945,236

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 0.84%
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	$1,500,000	$1,745,791
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	1,000,000	1,153,182
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2038	AA	1,500,000	1,717,697
Louisville & Jefferson County Metropolitan Sewer District KY	5.00%		5/15/2035	Aa3	10,000,000	12,141,232
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	3.75%	#(a)	11/1/2034	A+	5,500,000	5,557,460
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2036	A1	6,750,000	8,010,461
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2037	A1	4,750,000	5,570,569
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2038	A1	4,500,000	5,200,570
Total						41,096,962

Tobacco 1.18%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	21,155,000	19,910,938
Iowa Tobacco Settlement Authority	4.00%		6/1/2049	BBB+	6,105,000	6,141,565
Michigan Finance Authority	4.00%		6/1/2034	A-	1,000,000	1,037,892
Michigan Finance Authority	4.00%		6/1/2035	A-	2,000,000	2,065,171
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	35,000,000	2,168,632
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2037	A-	1,500,000	1,526,947
Northern Tobacco Securitization Corp. AK	4.00%		6/1/2050	BBB-	1,310,000	1,319,164
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB-	9,600,000	9,747,933
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	5,100,000	5,259,513
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2027	A	2,500,000	2,550,793
Tobacco Settlement Financing Corp. RI	5.00%		6/1/2028	BBB	2,000,000	2,041,242
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	3,690,000	3,518,556
Total						57,288,346

Transportation 19.59%
Alameda Corridor Transportation Authority CA (AGM)	5.00%		10/1/2034	AA	3,650,000	3,846,052
Allegheny County Airport Authority PA AMT	5.25%		1/1/2036	A1	1,000,000	1,161,353

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Allegheny County Airport Authority PA AMT	5.25%	1/1/2037	A1		$350,000	$402,999
Allegheny County Airport Authority PA AMT	5.25%	1/1/2038	A1		350,000	396,321
Allegheny County Airport Authority PA AMT	5.25%	1/1/2039	A1		1,000,000	1,125,192
Allegheny County Airport Authority PA AMT	5.25%	1/1/2040	A1		1,105,000	1,237,015
Allegheny County Airport Authority PA AMT	5.50%	1/1/2041	A1		750,000	853,880
Allegheny County Airport Authority PA AMT	5.50%	1/1/2042	A1		680,000	770,459
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	6/30/2031	BBB-	(d)	3,250,000	3,449,230
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2036	BBB-	(d)	3,215,000	3,375,464
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2037	BBB-	(d)	7,000,000	7,308,920
Central Florida Expressway Authority	4.00%	7/1/2037	A+		7,380,000	7,477,054
Central Texas Regional Mobility Authority	4.00%	1/1/2034	A		4,750,000	5,065,558
Central Texas Regional Mobility Authority	4.00%	1/1/2035	A		4,000,000	4,250,722
Central Texas Regional Mobility Authority	4.00%	1/1/2036	A		4,510,000	4,759,889
Central Texas Regional Mobility Authority	5.00%	1/1/2025	A-		7,500,000	7,561,741
Central Texas Regional Mobility Authority	5.00%	1/1/2030	A		800,000	825,110
Central Texas Regional Mobility Authority	5.00%	1/1/2031	A		1,675,000	1,727,574
Central Texas Regional Mobility Authority	5.00%	1/1/2032	A		2,000,000	2,062,775
Central Texas Turnpike System	5.00%	8/15/2025	A-		2,250,000	2,273,825
Central Texas Turnpike System	5.00%	8/15/2026	A-		2,500,000	2,514,306
Central Texas Turnpike System	5.00%	8/15/2027	A-		3,300,000	3,319,580
Central Texas Turnpike System	5.00%	8/15/2028	A-		3,705,000	3,727,913
Central Texas Turnpike System	5.00%	8/15/2033	A-		7,650,000	7,671,785
Chicago Midway International Airport IL	4.00%	1/1/2034	A		2,175,000	2,203,168
Chicago Midway International Airport IL	5.00%	1/1/2026	A		6,075,000	6,081,636
Chicago Midway International Airport IL AMT	5.00%	1/1/2026	A		4,605,000	4,626,170
Chicago Midway International Airport IL AMT	5.00%	1/1/2030	A		5,000,000	5,022,985
Chicago Midway International Airport IL AMT	5.00%	1/1/2031	A		2,000,000	2,045,483
Chicago Midway International Airport IL AMT(e)	5.00%	1/1/2037	A		5,225,000	5,805,931

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago Midway International Airport IL AMT(e)	5.00%	1/1/2038	A		$4,000,000	$4,413,278
Chicago O'Hare International Airport IL	4.00%	1/1/2038	A+		6,820,000	7,002,751
Chicago O'Hare International Airport IL	5.00%	1/1/2031	A+		6,500,000	6,603,708
Chicago O'Hare International Airport IL (BAM)	5.00%	1/1/2036	AA		2,000,000	2,268,778
Chicago O'Hare International Airport IL (BAM)	5.00%	1/1/2037	AA		1,330,000	1,497,970
Chicago O'Hare International Airport IL (BAM)	5.00%	1/1/2038	AA		1,785,000	1,982,726
Chicago O'Hare International Airport IL (BAM)	5.25%	1/1/2039	AA		1,190,000	1,340,926
City & County of Denver Airport System Revenue CA AMT	5.00%	12/1/2028	A+		16,500,000	17,899,771
City & County of Denver Airport System Revenue CO AMT	5.00%	12/1/2035	A+		5,000,000	5,334,080
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2033	AA-		8,365,000	9,952,355
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2034	AA-		3,500,000	4,237,284
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2035	Aa3		3,250,000	3,926,298
City & County of Denver Airport System Revenue CO AMT	5.75%	11/15/2037	AA-		2,000,000	2,373,624
City of Atlanta Airport Passenger Facility Charge GA AMT	4.00%	7/1/2037	AA-		4,150,000	4,211,351
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2036	Aa3		7,600,000	8,690,766
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2037	Aa3		3,750,000	4,246,345
City of Atlanta Airport Passenger Facility Charge GA AMT	5.00%	7/1/2038	Aa3		2,750,000	3,075,943
City of Atlanta Airport Passenger Facility Charge GA AMT	5.25%	7/1/2041	Aa3		6,000,000	6,724,885
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.75%	7/1/2024	BB-		2,390,000	2,391,950
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2027	B-	(d)	1,000,000	1,006,104
City of Houston Airport System Revenue (AGM) AMT	5.00%	7/1/2035	A1		8,005,000	9,127,029
City of Houston Airport System Revenue (AGM) AMT	5.00%	7/1/2036	A1		2,850,000	3,224,182

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Houston Airport System Revenue (AGM) AMT	5.00%	7/1/2037	A1	$2,000,000	$2,249,140
City of Houston Airport System Revenue (AGM) AMT	5.00%	7/1/2038	A1	2,000,000	2,221,699
City of Houston Airport System Revenue (AGM) AMT	5.25%	7/1/2039	A1	2,700,000	3,053,808
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2033	AA	4,500,000	5,114,570
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA-	2,930,000	3,300,987
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2034	AA	6,000,000	6,809,852
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2032	A2	3,660,000	4,076,541
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa2	4,045,000	4,350,113
City of Phoenix Civic Improvement Corp. AZ	5.00%	7/1/2036	Aa3	5,000,000	5,371,963
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2029	A+	3,000,000	3,233,343
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2030	A+	2,275,000	2,406,331
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2031	A+	3,000,000	3,171,826
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+	14,645,000	15,638,874
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2034	A+	4,455,000	4,693,927
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2036	A2	1,500,000	1,732,463
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2037	A2	2,325,000	2,659,320
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2039	A2	3,000,000	3,362,371
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2041	A2	4,425,000	4,903,601
City of Salt Lake City Airport Revenue UT AMT	5.25%	7/1/2042	A2	3,500,000	3,858,989
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2027	A1	5,145,000	5,170,435
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A1	3,500,000	3,516,734

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Dallas Fort Worth International Airport TX	5.00%		11/1/2038	A+	$3,000,000	$3,472,134
Dallas Fort Worth International Airport TX	5.00%		11/1/2039	A1	2,750,000	3,202,889
Delaware River Joint Toll Bridge Commission PA	5.00%		7/1/2030	A+	1,920,000	2,072,006
E-470 Public Highway Authority CO	3.961% (SOFR * .67 + 0.35%	)#	9/1/2039	A+	1,690,000	1,685,665
Illinois State Toll Highway Authority	5.00%		1/1/2027	AA-	1,000,000	1,004,795
Illinois State Toll Highway Authority	5.00%		1/1/2028	AA-	2,535,000	2,547,155
Illinois State Toll Highway Authority(e)	5.00%		1/1/2037	AA-	6,000,000	7,186,052
Illinois State Toll Highway Authority(e)	5.00%		1/1/2038	AA-	5,000,000	5,918,852
Illinois State Toll Highway Authority(e)	5.00%		1/1/2039	AA-	4,400,000	5,175,071
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2036	A2	5,000,000	5,294,574
Kansas City Industrial Development Authority MO AMT	5.00%		3/1/2038	A2	6,205,000	6,473,644
Maryland Economic Development Corp. - Consol Marine Terminals L	5.75%		9/1/2025	BB	5,000,000	5,007,055
Maryland Economic Development Corp. Tax Allocation	4.00%		9/1/2040	NR	5,000,000	4,534,284
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2034	A1	1,250,000	1,448,297
Metropolitan Nashville Airport Authority TN AMT	5.25%		7/1/2035	A1	2,595,000	2,994,057
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2036	A1	1,000,000	1,171,313
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2037	A1	1,250,000	1,447,238
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2038	A1	1,500,000	1,715,183
Metropolitan Transportation Authority NY	5.00%		11/15/2033	A-	4,025,000	4,355,762
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	5,000,000	5,117,037
Metropolitan Transportation Authority NY	5.00%		11/15/2038	A-	1,500,000	1,500,355
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A-	6,760,000	6,979,632
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A-	7,500,000	7,528,462
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2036	AA-	2,175,000	2,453,452
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2037	AA-	2,335,000	2,608,957
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.00%		10/1/2038	AA-	1,860,000	2,059,572

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Washington Airports Authority Aviation Revenue DC AMT	5.25%	10/1/2039	AA-	$4,305,000	$4,817,248
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2036	A-	1,500,000	1,522,113
Metropolitan Washington Airports Authority Dulles Toll Road Revenue DC	4.00%	10/1/2037	A-	1,500,000	1,514,926
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.125%	1/1/2034	BBB+	5,010,000	5,011,211
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2038	A2	3,000,000	3,080,843
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2039	A2	6,000,000	6,126,416
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2028	A+	6,275,000	6,599,424
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	10,000,000	11,667,131
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2034	A2	2,500,000	2,938,538
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2035	A2	2,250,000	2,626,746
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,250,000	4,895,824
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2037	A2	4,000,000	4,663,353
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,000,000	1,142,565
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	2,000,000	2,302,351
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2039	A2	3,000,000	3,423,210
New Jersey Turnpike Authority	5.00%	1/1/2031	AA-	5,000,000	5,098,476
New Jersey Turnpike Authority	5.00%	1/1/2034	AA-	1,500,000	1,634,353
New York City Transitional Development Corp. NY AMT	5.50%	6/30/2038	Baa3	1,000,000	1,112,650
New York City Transitional Development Corp. NY AMT	6.00%	6/30/2054	Baa3	17,000,000	18,783,417
New York State Dormitory Authority	4.00%	1/1/2038	A1	13,000,000	13,644,848
New York State Thruway Authority	4.00%	1/1/2037	A1	11,770,000	12,561,758
New York State Thruway Authority	5.00%	1/1/2026	A1	5,115,000	5,221,698
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	10/1/2030	Baa3	4,225,000	4,155,048

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3		$10,010,000	$9,599,706
New York Transportation Development Corp. - Delta Airlines Inc AMT	5.625%	4/1/2040	Baa3		9,000,000	9,699,775
New York Transportation Development Corp. - Delta Airlines Inc AMT	6.00%	4/1/2035	Baa3		29,000,000	32,363,490
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	4.00%	10/31/2034	BBB-	(d)	750,000	763,514
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	4.00%	10/31/2041	BBB-	(d)	3,000,000	2,871,492
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	5.00%	12/1/2034	Baa1		2,000,000	2,198,837
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2024	Baa1		2,000,000	2,018,136
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2032	Baa2		3,000,000	3,001,806
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2		6,480,000	6,482,595
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%	7/1/2034	Baa2		2,250,000	2,257,826
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2027	A3		3,185,000	3,190,372
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2030	A3		365,000	391,973
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2031	A3		300,000	321,986
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2032	A3		775,000	831,265
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2034	A3		865,000	926,546
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2026	A		1,200,000	1,204,096
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2027	A		2,260,000	2,268,301
Norman Y Mineta San Jose International Airport SJC CA	5.00%	3/1/2028	A		1,655,000	1,660,955
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%	3/1/2035	A		1,500,000	1,566,157
North Carolina Turnpike Authority	5.00%	1/1/2032	BBB		1,000,000	1,049,247
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA		12,895,000	13,288,753
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2038	AA		9,000,000	9,225,089

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
North Carolina Turnpike Authority (AGM)	5.00%		1/1/2031	AA	$1,000,000	$1,065,586
North Texas Tollway Authority	4.125%		1/1/2040	AA-	5,000,000	5,122,143
North Texas Tollway Authority	5.00%		1/1/2025	AA-	5,000,000	5,015,366
North Texas Tollway Authority	5.00%		1/1/2036	AA-	5,000,000	5,191,804
Pennsylvania Turnpike Commission	3.08% (MUNIPSA * 1 + 0.85%	)#	7/15/2041	A1	25,000,000	24,981,195
Port Authority of New York & New Jersey	5.00%		11/15/2036	AA-	5,000,000	5,391,455
Port Authority of New York & New Jersey	5.00%		12/1/2036	Aa3	2,750,000	3,299,021
Port Authority of New York & New Jersey	5.00%		12/1/2037	Aa3	2,250,000	2,669,866
Port Authority of New York & New Jersey	5.00%		12/1/2038	Aa3	2,500,000	2,939,815
Port Authority of New York & New Jersey	5.00%		12/1/2039	Aa3	3,250,000	3,795,232
Port Authority of New York & New Jersey AMT	3.00%		10/1/2027	AA-	6,405,000	6,357,951
Port Authority of New York & New Jersey AMT	4.00%		7/15/2034	AA-	4,250,000	4,464,855
Port Authority of New York & New Jersey AMT	4.00%		11/1/2034	AA-	13,705,000	14,168,622
Port Authority of New York & New Jersey AMT	4.00%		7/15/2037	AA-	2,000,000	2,015,247
Port Authority of New York & New Jersey AMT	4.00%		7/15/2038	AA-	3,000,000	3,015,475
Port Authority of New York & New Jersey AMT	5.00%		9/15/2028	AA-	4,000,000	4,291,529
Port Authority of New York & New Jersey AMT	5.00%		7/15/2034	Aa3	10,000,000	11,591,893
Port Authority of New York & New Jersey AMT	5.00%		7/15/2035	Aa3	6,250,000	7,193,436
Port Authority of New York & New Jersey AMT	5.00%		1/15/2036	AA-	2,000,000	2,277,354
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	Aa3	4,000,000	4,560,298
Port Authority of New York & New Jersey AMT	5.00%		12/1/2036	Aa3	1,750,000	1,996,310
Port Authority of New York & New Jersey AMT	5.00%		1/15/2037	AA-	2,000,000	2,255,900
Port Authority of New York & New Jersey AMT	5.00%		7/15/2037	Aa3	3,250,000	3,665,918
Port Authority of New York & New Jersey AMT	5.00%		12/1/2037	Aa3	2,250,000	2,537,045

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Port Authority of New York & New Jersey AMT	5.00%	1/15/2038	AA-	$1,000,000	$1,108,720
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	Aa3	4,500,000	5,012,010
Port Authority of New York & New Jersey AMT	5.00%	12/1/2038	Aa3	2,000,000	2,235,051
Port Authority of New York & New Jersey AMT	5.00%	1/15/2039	Aa3	1,500,000	1,652,475
Port Authority of New York & New Jersey AMT	5.00%	7/15/2039	Aa3	5,250,000	5,808,395
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	2,420,000	2,587,513
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2037	AA-	4,000,000	4,498,280
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2038	AA-	3,250,000	3,448,283
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	3,330,000	3,518,411
Port of Portland Airport Revenue OR AMT	5.25%	7/1/2039	AA-	3,500,000	3,946,638
Port of Seattle WA	4.00%	6/1/2038	AA-	2,700,000	2,812,486
Regional Transportation District - Denver Transit Partners CO	4.00%	1/15/2033	Baa1	850,000	878,411
Regional Transportation District - Denver Transit Partners CO	4.00%	7/15/2034	Baa1	7,650,000	7,890,502
Regional Transportation District - Denver Transit Partners CO	4.00%	7/15/2036	Baa1	700,000	717,378
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%	5/1/2037	A+	4,065,000	4,363,502
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2037	A1	10,000,000	11,773,560
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2038	A1	14,815,000	17,205,474
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.50%	5/1/2039	A1	10,000,000	11,538,413
San Joaquin Hills Transportation Corridor Agency CA	4.00%	1/15/2034	A	3,130,000	3,374,012
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2026	AA	1,250,000	1,301,535
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2027	AA	2,000,000	2,110,874
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2029	AA	3,500,000	3,683,513

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
State of Alaska International Airports System	5.00%	10/1/2034	A1	$5,000,000	$5,141,066
State of Connecticut Special Tax Revenue	4.00%	5/1/2039	AA	10,000,000	10,387,451
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2031	AA-	1,275,000	1,366,902
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2033	AA-	3,300,000	3,534,464
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2034	AA-	2,000,000	2,136,590
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2033	Baa2	6,500,000	6,723,166
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2034	Baa2	6,500,000	6,700,985
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2035	Baa2	6,000,000	6,149,563
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	6/30/2036	Baa2	4,125,000	4,217,903
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2036	Baa2	5,500,000	5,624,279
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners SEGM	5.375%	6/30/2038	Baa1	2,500,000	2,683,467
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners SEGM	5.50%	6/30/2040	Baa1	2,000,000	2,153,484
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2033	Aa3	6,175,000	6,215,183
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2034	BBB	5,100,000	5,594,625
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	11,165,000	12,095,304
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	2,500,000	2,718,860
Wayne County Airport Authority MI	5.00%	12/1/2035	A1	3,565,000	3,669,147
Wayne County Airport Authority MI AMT	5.00%	12/1/2026	A1	1,590,000	1,622,374
Wayne County Airport Authority MI AMT	5.00%	12/1/2027	A1	2,000,000	2,043,931
Total					954,166,134

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 13.33%
Amelia County Industrial Development Authority - Waste Mgmt Inc VA AMT	1.45%		4/1/2027	A-	$2,500,000	$2,249,678
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2037	A	10,750,000	12,632,653
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2038	A	10,000,000	11,655,871
American Municipal Power, Inc. - Prairie St Energy Campus OH	5.00%		2/15/2039	A	7,000,000	8,052,974
Bartow County Development Authority - Georgia Power Company	2.875%	#(a)	8/1/2043	BBB+	6,500,000	6,387,319
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	23,270,000	23,380,230
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	25,780,000	25,424,919
California Community Choice Financing Authority - Clean Energy	5.25%	#(a)	11/1/2054	A2	8,800,000	9,533,370
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		7/1/2039	Baa3	5,000,000	5,142,221
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		7/1/2037	Baa3	5,570,000	5,574,806
Central Plains Energy Project NE	2.50%	#(a)	12/1/2049	Aa1	8,650,000	8,449,900
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2	7,500,000	7,954,352
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	7,250,000	7,320,904
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2029	A+	4,335,000	4,558,779
City of Chicago Wastewater Transmission Revenue IL	5.00%		1/1/2030	A+	6,500,000	6,817,546
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2034	AA	6,275,000	6,706,203
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2035	AA	5,000,000	5,327,606
City of Fort Lauderdale Water & Sewer Revenue FL - Prospect Lake Water Treatment	5.00%		9/1/2039	Aa1	1,250,000	1,452,854
City of Fort Lauderdale Water & Sewer Revenue FL - Prospect Lake Water Treatment	5.00%		9/1/2040	Aa1	875,000	1,011,433
City of Fort Lauderdale Water & Sewer Revenue FL - Prospect Lake Water Treatment	5.00%		9/1/2041	Aa1	1,500,000	1,725,843

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of San Antonio Electric & Gas
Systems Revenue TX	5.25%		2/1/2040	Aa2	$8,550,000	$10,002,886
City of Seattle Municipal Light & Power Revenue WA	3.33% (MUNIPSA * 1 + 0.25%	)#	5/1/2045	AA	5,000,000	4,865,020
Cleveland Department of Public Utilities Division of Public Power OH (AGM)	4.00%		11/15/2036	AA	1,000,000	1,032,084
County of Trimble - Louisville Gas & Elec Co KY AMT	4.70%	#(a)	6/1/2054	A1	6,750,000	6,855,870
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2040	BBB-	7,500,000	7,024,716
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(a)	10/1/2045	BBB-	20,300,000	19,013,565
Development Authority of Appling County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,201,503
Development Authority of Burke County - Georgia Power Company	2.20%		10/1/2032	BBB+	1,000,000	840,566
Development Authority of Burke County - Georgia Power Company	3.875%	#(a)	10/1/2048	BBB+	8,750,000	8,828,631
Development Authority of Monroe County - Oglethorpe Power Corp GA	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,802,254
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	3,400,000	3,810,042
Energy Southeast A Cooperative District AL	5.818% (SOFR * .67 + 2.20%	)#	4/1/2054	A1	5,000,000	5,049,886
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	4,000,000	3,213,980
Grand River Dam Authority OK	5.00%		6/1/2038	AA-	3,350,000	3,883,656
Grand River Dam Authority OK	5.00%		6/1/2039	AA-	3,500,000	4,024,432
Guam Government Waterworks Authority	5.00%		7/1/2029	A-	1,000,000	1,008,162
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	1,000,000	1,032,090
Illinois Municipal Electric Agency	5.00%		2/1/2032	A1	3,900,000	3,996,841
Indiana Municipal Power Agency	5.00%		1/1/2034	A+	4,000,000	4,348,744
Kansas Development Finance Authority	5.00%		5/1/2036	Aaa	9,765,000	11,683,241
Kentucky Municipal Power Agency	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,886,934
Kentucky Public Energy Authority	4.00%	#(a)	4/1/2048	A1	3,200,000	3,208,119
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	18,770,000	18,849,910

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	$10,000,000	$10,905,632
Long Beach Bond Finance Authority CA	5.21% (3 mo. LIBOR * ..67 + 1.43%	)#	11/15/2026	A1	4,000,000	4,015,443
Long Island Power Authority NY	0.85%	#(a)	9/1/2050	A	6,000,000	5,746,692
Long Island Power Authority NY	1.65%	#(a)	9/1/2049	A	9,500,000	9,380,745
Long Island Power Authority NY	5.00%	#(a)	9/1/2052	A	8,000,000	8,506,079
Louisiana Local Government Environmental Facilities & Community Development Authority	0.875%	#(a)	2/1/2046	A+	16,000,000	15,505,213
Lower Colorado River Authority TX (AGM)	5.00%		5/15/2036	AA	7,175,000	8,235,598
Luzerne County Industrial Development Authority - Pennsylvania-Amern Wtr Co AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,706,065
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	58,250,000	56,072,347
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	30,235,000	30,479,081
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	19,240,000	20,316,272
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2053	Aa1	10,000,000	10,768,592
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	5,085,000	4,648,251
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	3,870,000	3,535,137
Michigan Finance Authority	5.00%		7/1/2034	A+	4,200,000	4,278,655
Michigan Finance Authority	5.00%		7/1/2035	A+	1,925,000	1,958,524
Michigan Finance Authority (AGM)	5.00%		7/1/2037	AA	5,000,000	5,019,517
Montgomery County Industrial Development Authority - Constellation Energy Gen PA	4.10%	#(a)	4/1/2053	BBB+	9,000,000	9,182,587
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2	7,500,000	7,507,728
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1	10,000,000	10,896,156
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,173,226
Pennsylvania Economic Development Financing Authority - Waste Mgmt Inc AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,600,372
Philadelphia Gas Works Co. PA	5.00%		8/1/2026	A	1,000,000	1,026,072
Philadelphia Gas Works Co. PA	5.00%		8/1/2027	A	1,000,000	1,026,694

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		$10,955,000	$9,703,606
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2024	NR		3,430,000	3,440,105
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		850,000	863,802
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		5,000,000	5,086,548
Puerto Rico Electric Power Authority (AGM)	4.31% (3 mo. Term SOFR * .67 + 0.52%	)#	7/1/2029	AA		5,720,000	5,319,504
Salt Verde Financial Corp. AZ	5.50%		12/1/2029	A3		5,100,000	5,573,808
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,431,953
Stockton Public Financing Authority CA (BAM)	5.00%		9/1/2024	AA		1,000,000	1,013,377
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		15,000,000	16,019,914
Tennessee Energy Acquisition Corp.	5.25%		9/1/2024	A2		8,940,000	9,008,435
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(d)	5,000,000	5,127,136
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		7,680,000	8,038,729
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A2		10,000,000	10,787,328
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA		1,470,000	1,417,174
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA		5,250,000	4,906,236
Texas Water Development Board	5.00%		10/15/2036	AAA		2,450,000	2,937,029
Texas Water Development Board	5.00%		10/15/2038	AAA		5,000,000	5,874,389
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2032	A-	(d)	500,000	544,425
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2033	A-	(d)	900,000	978,249
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2037	A-	(d)	675,000	719,434
Total							649,104,452
Total Municipal Bonds (cost $4,815,207,140)							4,831,112,295

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2023

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.23%

Variable Rate Demand Notes 0.23%

General Obligation 0.13%
City of New York NY GO	4.150%	1/2/2024	4/1/2042	AA	$1,475,000	$1,475,000
City of New York NY GO	4.150%	1/2/2024	4/1/2042	AA	4,855,000	4,855,000
Total						6,330,000

Utilities 0.10%
Development Authority of Appling County - Georgia Power Company (cost $5,050,000)	3.550%	1/2/2024	9/1/2041	BBB+	5,050,000	5,050,000
Total Short-Term Investments (cost $11,380,000)						11,380,000
Total Investments in Securities 99.43% (cost $4,826,587,140)						4,842,492,295
Other Assets and Liabilities – Net 0.57%						27,537,738
Net Assets 100.00%						$4,870,030,033

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
FHA	Insured by - Federal Housing Administration.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $345,416,482, which represents 7.09% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND December 31, 2023

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$591,806,244	$3,724,000	$595,530,244
Education	–	311,579,475	9,147,300	320,726,775
Financial Services	–	4,587,060	409,629	4,996,689
Health Care	–	558,108,834	1,129,946	559,238,780
Remaining Industries	–	3,350,619,807	–	3,350,619,807
Short-Term Investments
Variable Rate Demand Notes	–	11,380,000	–	11,380,000
Total	$–	$4,828,081,420	$14,410,875	$4,842,492,295
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.65%

MUNICIPAL BONDS 100.65%

Building & Construction 0.27%
Virginia College Building Authority	4.00%		2/1/2043	AA+	$11,000,000	$11,287,092

Corporate-Backed 8.82%
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2	11,000,000	10,966,180
Arkansas Development Finance Authority AMT	5.70%		5/1/2053	BB-	4,600,000	4,668,320
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	5,300,000	5,325,106
California Municipal Finance Authority - Waste Mgmt Inc AMT	4.80%	#(a)	11/1/2041	A-	5,250,000	5,286,222
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	18,025,000	18,029,230
California Pollution Control Financing Authority - Waste Mgmt Inc AMT	4.30%		7/1/2040	A-	2,575,000	2,578,686
Chandler Industrial Development Authority - Intel Corporation AZ AMT	5.00%	#(a)	9/1/2052	A	11,000,000	11,443,956
Chandler Industrial Development Authority - Intel Corporation AZ AMT	4.10%	#(a)	12/1/2037	A2	3,500,000	3,562,406
City of Farmington - Public Service Co of NM	3.90%	#(a)	6/1/2040	BBB	5,000,000	5,071,136
City of Valparaiso - Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR	2,000,000	2,003,940
City of Whiting - BP Prods North America IN AMT	3.00%		11/1/2051	A2	5,000,000	3,675,220
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	4,500,000	4,538,384
Hoover Industrial Development Board - US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	1,100,000	1,119,237
Indiana Finance Authority - US Steel Corporation	4.125%		12/1/2026	BB-	1,625,000	1,605,006
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	5,000,000	4,927,006
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	4,600,000	4,668,869
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	BBB-	21,900,000	22,859,181
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	24,985,000	26,173,154

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Jefferson County Port Authority - JSW Steel USA OH†	5.00%	#(a)	12/1/2053	Ba1	$3,600,000	$3,637,024
Louisiana Local Government Environmental Facilities & Community Development Authority - Entergy Louisiana LLC	2.50%		4/1/2036	A	8,390,000	7,011,440
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	2,855,000	2,855,830
Maricopa County Pollution Control Corp. - Southern CA Edison Co AZ	2.40%		6/1/2035	A2	13,755,000	11,227,416
Maryland Economic Development Corp.(b)	5.00%		12/1/2016	NR	855,000	513,000
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	5,250,000	5,187,457
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B	5,000,000	4,334,541
New Hampshire Business Finance Authority - New York St Elec & Gas AMT	4.00%		12/1/2028	A-	5,000,000	5,090,812
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	6,750,000	6,763,673
New York City Industrial Development Agency - TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+	9,490,000	9,493,848
New York Liberty Development Corp.	3.00%		11/15/2051	A+	11,795,000	8,729,520
New York Liberty Development Corp. - 7 World Trade Center Ii	3.125%		9/15/2050	Aaa	5,000,000	4,037,044
New York Liberty Development Corp. - 7 World Trade Center II	3.00%		9/15/2043	Aaa	27,780,000	23,640,969
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	3,000,000	2,878,223
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B1	1,000,000	1,014,417
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	885,000	922,397
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	3,000,000	3,094,723
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	2,500,000	2,469,439
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	5,000,000	4,264,986
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.10%	#(a)	4/1/2028	BBB+	6,495,000	6,341,230
Ohio Air Quality Development Authority - American Electric Pwr Co AMT	2.10%	#(a)	7/1/2028	BBB+	5,000,000	4,881,624

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	$8,360,000	$7,662,284
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,020,546
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	3,050,000	3,349,270
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	3,250,000	3,568,894
Parish of St. James - Nustar Logistics LP LA†	6.35%		7/1/2040	BB-	3,250,000	3,547,464
Parish of St. James - Nustar Logistics LP LA†	6.35%		10/1/2040	BB-	2,500,000	2,728,819
Parish of St. John the Baptist - Marathon Oil Corporation LA	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,892,986
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,668,554
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	5,535,000	3,976,421
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	3,050,000	2,996,259
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	5,500,000	3,246,681
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	6,090,000	6,090,162
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,455,000	1,347,366
Public Finance Authority - Ameream LLC WI†	6.50%		12/1/2037	NR	3,000,000	2,760,907
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	5,000,000	5,000,000
Public Finance Authority - TRIPS Oblig Group WI AMT	5.00%		7/1/2042	BBB+	15,055,000	15,058,886
Selma Industrial Development Board - International Paper Co AL	2.00%	#(a)	11/1/2033	BBB	2,000,000	1,965,881
South Carolina Jobs - Economic Development Authority - International Paper Co AMT	4.00%	#(a)	4/1/2033	BBB	5,250,000	5,234,131
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	CC	10,000,000	4,622,563

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR		$3,185,700	$3,040,458
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR		5,000,000	4,623,217
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B		910,000	852,847
West Pace Cooperative District AL(b)	9.125%		5/1/2039	NR		4,900,000	3,724,000	(c)
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	Baa3		3,000,000	3,011,663
Williamsburg Economic Development Authority VA	5.25%		7/1/2053	AA		2,500,000	2,781,530
Total							364,662,641

Education 7.83%
Brunswick City School District OH(d)	5.50%		12/1/2060	A1		11,000,000	12,153,178
Build NYC Resource Corp. - Kipp NYC Public Chtr Schs NY	5.25%		7/1/2052	BBB-		4,000,000	4,188,129
California Educational Facilities Authority - Chapman University	5.00%		4/1/2045	A2		5,000,000	5,067,168
California Educational Facilities Authority - ST Mary’s College	5.25%		10/1/2044	BBB-		600,000	635,542
California Educational Facilities Authority - ST Mary’s College	5.50%		10/1/2053	BBB-		2,200,000	2,323,060
California School Finance Authority - Green Dot Public Schs Oblig†	5.00%		8/1/2045	BBB-		1,500,000	1,506,962
California School Finance Authority - Kipp Socal Pub Schs Oblig†	5.00%		7/1/2047	BBB		2,050,000	2,075,550
Camden County Improvement Authority - Kipp Cooper Norcross Oblig NJ	6.00%		6/15/2062	BBB		2,540,000	2,759,738
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%		12/15/2049	Baa3		1,000,000	986,115
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%		12/15/2054	Baa3		1,030,000	1,002,403
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2048	A	(e)	7,250,000	7,940,133
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(e)	4,110,000	4,376,038
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%		4/1/2045	AA		2,500,000	2,627,687
Chicago Board of Education IL GO	4.00%		12/1/2047	BB+		15,510,000	13,491,395
Chicago Board of Education IL GO	5.00%		12/1/2044	BB+		1,750,000	1,742,989

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
City of Waltham MA GO	2.00%	10/15/2035	Aa2	$4,920,000	$4,169,734
City of Waltham MA GO	2.00%	10/15/2036	Aa2	5,015,000	4,152,875	(c)
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX (PSF GTD)	3.00%	8/15/2051	Aaa	5,750,000	4,296,658
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.00%	8/15/2038	Baa3	4,045,000	4,123,140
Connecticut State Health & Educational Facilities Authority - Quinnipiac University	5.25%	7/1/2053	A-	15,000,000	16,192,218
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-	1,000,000	1,035,353
Florida Higher Educational Facilities Financial Authority - Nova Southeastern Univ	5.00%	4/1/2033	A-	1,475,000	1,527,098
Florida Higher Educational Facilities Financial Authority - Nova Southeastern Univ	5.00%	4/1/2036	A-	2,000,000	2,067,250
Illinois Finance Authority	4.00%	9/1/2037	Ba2	3,135,000	2,657,622
Illinois Finance Authority	4.00%	9/1/2039	Ba2	4,295,000	3,525,534
Illinois Finance Authority - Illinois Inst of Tech	5.00%	9/1/2040	Ba2	2,020,000	1,866,981
Illinois Finance Authority - University of Chicago	5.25%	5/15/2048	Aa2	7,500,000	8,428,523
Illinois Finance Authority - University of Chicago	5.25%	5/15/2054	Aa2	16,350,000	18,210,684
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.00%	10/1/2038	BBB+	2,730,000	2,884,774
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.00%	10/1/2039	BBB+	2,870,000	3,017,628
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.00%	10/1/2040	BBB+	3,535,000	3,701,950
Iowa Higher Education Loan Authority - Des Moines Univ Osteopath	5.00%	10/1/2047	BBB+	1,800,000	1,846,501
Louisiana Public Facilities Authority	4.00%	4/1/2050	A+	11,540,000	11,206,971
Massachusetts Development Finance Agency - Boston University	5.00%	10/1/2048	Aa3	4,650,000	5,174,677
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2032	Baa2	3,750,000	3,887,498
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2033	Baa2	1,250,000	1,295,436
Massachusetts Development Finance Agency - Suffolk University	5.00%	7/1/2034	Baa2	1,600,000	1,654,908

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd - Lipscomb University Oblig TN	5.25%	10/1/2058	BBB-	$6,065,000	$6,129,048
Miami-Dade County Educational Facilities Authority - University of Miami FL	5.00%	4/1/2053	A2	5,000,000	5,167,396
Middlesex County Improvement Authority NJ(d)	5.00%	8/15/2053	Aa3	15,000,000	16,587,520
Montebello Unified School District CA GO (AGM)	5.50%	8/1/2047	AA	6,500,000	7,243,772
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	2,100,000	2,325,358
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2040	A-	5,000,000	5,054,228
New York State Dormitory Authority - The New School	4.00%	7/1/2047	A3	4,370,000	4,160,815
New York State Dormitory Authority - The New School	4.00%	7/1/2052	A3	3,500,000	3,212,821
New York State Dormitory Authority - Touro Clg & Univ Sys Oblig	5.50%	1/1/2039	NR	2,450,000	2,480,883
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,720,000	3,862,743
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2050	BBB-	8,000,000	8,124,066
Ohio Higher Educational Facility Commission(d)	5.25%	10/1/2053	AA-	11,500,000	12,915,097
Ohio Higher Educational Facility Commission - Oberlin College	5.25%	10/1/2053	AA-	2,680,000	3,011,415
Ohio State University	4.00%	12/1/2048	Aa1	5,350,000	5,331,106
Onondaga County Trust for Cultural Resources - Syracuse University NY	5.00%	12/1/2043	AA-	8,000,000	8,758,054
Private Colleges & Universities Authority - Savannah Clg Art/Design GA	4.00%	4/1/2044	A2	6,205,000	6,211,364
Public Finance Authority - Wingate University WI	5.25%	10/1/2038	BBB-	2,220,000	2,264,550
Public Finance Authority - Wingate University WI	5.25%	10/1/2043	BBB-	1,000,000	1,006,194
Rhode Island Health & Educational Building Corp. - Providence College	5.00%	11/1/2053	A	12,975,000	14,106,663
Town of Davie - Nova Southeastern Univ FL	5.00%	4/1/2048	A-	3,000,000	3,070,112
University of Connecticut	5.25%	11/15/2047	Aa3	8,080,000	8,694,134
University of Illinois (AGM)	4.00%	4/1/2038	AA	4,965,000	5,052,691

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
University of North Carolina at Wilmington	5.00%		6/1/2037	A1	$7,055,000	$7,200,358
Vermont Educational & Health Buildings Financing Agency - Middlebury College	4.00%		11/1/2050	AA	4,625,000	4,633,578
Washington State Housing Finance Commission - Seattle Academy of Arts†	6.125%		7/1/2053	BBB	2,500,000	2,756,679
Washington State Housing Finance Commission - Seattle Academy of Arts†	6.375%		7/1/2063	BBB	2,000,000	2,185,728
West Virginia Economic Development Authority - Wheeling Power Co AMT	3.00%	#(a)	6/1/2037	A-	2,800,000	2,752,175
Total						324,098,648

Energy 0.93%
Main Street Natural Gas, Inc. GA	5.00%		5/15/2038	A2	3,745,000	4,065,321
New Mexico Municipal Energy Acquisition Authority	5.00%	#(a)	11/1/2039	Aa1	10,000,000	10,166,725
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	23,635,000	24,214,651
Total						38,446,697

Financial Services 0.13%
Massachusetts Educational Financing Authority AMT	4.125%		7/1/2046	BBB	5,755,000	5,199,941

General Obligation 16.83%
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	7,500,000	8,012,481
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	27,425,000	29,027,226
Chicago Board of Education IL GO	4.00%		12/1/2040	BB+	2,500,000	2,337,894
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	5,000,000	4,625,356
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	2,000,000	2,074,758
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	2,070,000	2,139,940
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	1,000,000	1,030,123
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,250,000	1,300,448
Chicago Board of Education IL GO	5.00%		12/1/2046	BB+	2,000,000	1,994,500
Chicago Board of Education IL GO	5.00%		12/1/2047	BB+	4,435,000	4,422,468
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	4,086,431
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,356,080
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	1,100,000	1,151,703
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	1,200,000	1,293,512
City of Chicago IL GO	4.00%		1/1/2032	BBB+	9,500,000	9,635,030
City of Chicago IL GO	4.00%		1/1/2035	BBB+	4,610,000	4,628,443

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
City of Chicago IL GO	5.00%		1/1/2026	BBB+	$6,145,000	$6,331,840
City of Chicago IL GO	5.50%		1/1/2034	BBB+	2,400,000	2,431,951
City of Chicago IL GO	5.50%		1/1/2037	BBB+	3,245,000	3,280,532
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,335,715
City of Chicago IL GO	5.50%		1/1/2040	BBB+	2,500,000	2,517,970
City of Chicago IL GO	5.50%		1/1/2042	BBB+	5,000,000	5,030,941
City of Chicago IL GO	5.50%		1/1/2049	BBB+	18,265,000	19,040,987
City of Chicago IL GO	6.00%		1/1/2038	BBB+	19,430,000	20,409,622
City of New York NY GO	5.00%		8/1/2051	Aa2	7,275,000	8,052,991
City of New York NY GO	5.25%		9/1/2043	AA	6,500,000	7,463,962
City of New York NY GO	5.50%		5/1/2046	AA	2,675,000	3,095,504
City of New York NY GO TCRS (BAM)	3.00%		3/1/2051	AA	5,000,000	3,989,450
City of Philadelphia PA GO	5.00%		8/1/2036	A1	8,990,000	9,632,064
City of Philadelphia PA GO	5.00%		8/1/2037	A1	3,250,000	3,424,437
City of Phoenix Civic Improvement Corp. AZ	4.00%		7/1/2044	Aa3	7,450,000	7,529,971
Commonwealth of Pennsylvania GO	4.00%		3/1/2037	Aa3	4,255,000	4,385,207
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	1,633,589	892,348
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	5,034,693	4,821,478
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	15,000,000	13,417,154
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	5,160,996	5,277,242
County of Anne Arundel MD GO	3.00%		10/1/2044	AAA	7,415,000	6,282,773
County of Cook IL GO	5.00%		11/15/2030	A+	1,000,000	1,059,176
County of Cook IL GO	5.00%		11/15/2035	A+	1,000,000	1,047,078
County of Luzerne PA GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,335,546
County of Pasco FL (AGM)	5.75%		9/1/2054	AA	4,770,000	5,430,484
Forney Independent School District TX GO (PSF GTD)	3.00%		2/15/2045	AAA	6,050,000	4,997,394
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2048	Baa2	5,000,000	5,204,766
Hudson Yards Infrastructure Corp. NY	4.00%		2/15/2044	AA	9,400,000	9,525,799
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA	500,000	519,706
King County Public Hospital District No. 4 WA GO	5.00%		12/1/2038	NR	5,000,000	5,035,030
Louisiana Stadium & Exposition District	5.00%		7/1/2048	A2	4,750,000	5,189,822
Louisiana Stadium & Exposition District	5.25%		7/1/2053	A2	15,715,000	17,378,345
Main Street Natural Gas, Inc. GA	5.00%		5/15/2027	A2	4,500,000	4,664,805

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Main Street Natural Gas, Inc. GA	5.00%		5/15/2029	A2	$2,940,000	$3,119,864
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	25,965,000	27,548,491
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	A1	2,000,000	2,240,141
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2048	A1	3,980,000	4,457,881
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	A1	4,000,000	4,441,887
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%		7/1/2053	A1	5,000,000	5,543,623
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A	17,665,000	16,788,479
Metropolitan Pier & Exposition Authority IL	4.00%		6/15/2050	A1	6,000,000	5,794,153
New Jersey Economic Development Authority	5.25%		11/1/2047	A2	11,050,000	12,256,704
New Jersey Transportation Trust Fund Authority	Zero Coupon		12/15/2029	A2	15,365,000	12,755,010
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2048	A2	5,000,000	5,441,561
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2041	A2	6,250,000	7,184,787
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2042	A2	2,000,000	2,284,856
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	AAA	10,000,000	9,953,787
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%		2/1/2044	AAA	15,000,000	16,958,527
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.50%		11/1/2045	AAA	7,500,000	8,792,684
New York State Dormitory Authority	4.00%		3/15/2047	AA+	5,705,000	5,695,546
New York State Thruway Authority	3.00%		3/15/2048	AA+	14,435,000	11,760,788
New York State Thruway Authority	3.00%		3/15/2049	AA+	7,085,000	5,722,237
New York State Thruway Authority	3.00%		3/15/2051	AA+	4,110,000	3,269,392

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Pennsylvania Economic Development Financing Authority AMT	6.00%	6/30/2061	Baa2	$29,865,000	$33,188,568
San Diego Public Facilities Financing Authority CA	4.00%	10/15/2048	AA-	4,600,000	4,664,745
San Francisco Bay Area Rapid Transit District Sales Tax Revenue CA	3.00%	7/1/2044	AA+	6,505,000	5,466,642
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2042	A+	4,000,000	4,161,164
School District of Philadelphia PA GO	4.00%	9/1/2039	A1	5,600,000	5,677,492
School District of Philadelphia PA GO	5.00%	9/1/2037	A1	1,200,000	1,236,274
Southwest Local School District/Hamilton County OH GO	4.00%	1/15/2055	Aa1	7,000,000	6,824,351
St. Louis County Reorganized School District No. R-6 MO GO	3.35%	2/1/2037	AAA	6,350,000	6,150,841
St. Louis County Reorganized School District No. R-6 MO GO	3.40%	2/1/2038	AAA	6,150,000	5,848,876
State of California GO	4.00%	9/1/2037	Aa2	5,000,000	5,033,304
State of California GO	5.00%	8/1/2038	Aa2	3,700,000	3,879,300
State of California GO	5.25%	8/1/2032	Aa2	7,500,000	7,770,212
State of California GO	5.25%	10/1/2050	Aa2	7,500,000	8,639,703
State of Connecticut GO	3.00%	1/15/2034	AA-	7,475,000	7,414,225
State of Connecticut GO	4.00%	6/15/2037	AA-	975,000	1,005,285
State of Connecticut GO	5.00%	4/15/2036	AA-	1,150,000	1,282,497
State of Connecticut GO	5.00%	6/15/2038	AA-	1,000,000	1,081,831
State of Connecticut GO	5.00%	4/15/2039	AA-	1,650,000	1,806,030
State of Illinois GO	4.00%	10/1/2033	A-	2,500,000	2,595,100
State of Illinois GO	4.00%	11/1/2037	A-	6,810,000	6,899,261
State of Illinois GO	4.00%	10/1/2038	A-	2,500,000	2,526,705
State of Illinois GO	4.00%	10/1/2039	A-	7,500,000	7,548,119
State of Illinois GO	5.00%	1/1/2035	A-	6,200,000	6,353,392
State of Illinois GO	5.00%	12/1/2035	A-	2,145,000	2,262,872
State of Illinois GO	5.00%	5/1/2038	A-	4,515,000	4,744,609
State of Illinois GO	5.00%	1/1/2041	A-	3,580,000	3,633,814
State of Illinois GO	5.50%	5/1/2039	A-	8,250,000	9,138,962
State of Illinois GO	5.50%	10/1/2039	A-	6,000,000	6,838,643
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,876,403
State of Illinois GO	5.50%	3/1/2047	A-	10,950,000	12,025,064
State of Illinois GO	5.50%	5/1/2047	A-	11,165,000	12,273,875

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.75%		5/1/2045	A-	$2,600,000	$2,862,938
Tennessee Energy Acquisition Corp.	5.00%	#(a)	5/1/2053	A2	10,100,000	10,547,778
Tuscaloosa City Board of Education AL	5.00%		8/1/2046	AA-	5,000,000	5,298,417
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%		12/1/2031	AA+	3,855,000	3,856,604
Washington & Multnomah Counties School District No. 48J Beaverton OR GO	5.00%		6/15/2036	AA+	8,000,000	8,548,562
Washington State Convention Center Public Facilities District	5.00%		7/1/2048	Baa1	7,000,000	7,237,274
Washington Township Health Care District CA GO	5.50%		8/1/2053	A2	2,000,000	2,278,247
Wilkes-Barre Area School District PA GO (BAM)	5.00%		4/15/2059	AA	2,500,000	2,608,851
Total						696,245,711

Health Care 13.23%
Allegheny County Hospital Development Authority PA	4.00%		4/1/2037	A	3,120,000	3,180,801
Antelope Valley Healthcare District CA	5.00%		3/1/2041	BBB	3,000,000	3,010,312
Antelope Valley Healthcare District CA	5.00%		3/1/2046	BBB	2,615,000	2,565,736
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2038	CCC+	5,000,000	2,612,234
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2036	CCC+	5,000,000	2,610,873
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	CCC+	2,680,000	1,848,888
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	CCC+	605,000	321,921
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		11/1/2044	CCC+	10,055,000	5,248,096
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	2,000,000	1,883,447
California Health Facilities Financing Authority - Cedars Saini Med Ctr Oblig	4.00%		8/15/2048	AA-	8,785,000	8,898,804
California Health Facilities Financing Authority - Children’s Hosp La Oblig	5.00%		8/15/2047	BBB	3,025,000	3,081,927
California Health Facilities Financing Authority - City of Hope Oblig Group	4.00%		11/15/2045	A	7,050,000	6,895,501
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp	5.00%		2/1/2047	A3	6,940,000	7,072,989

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp (AGM)	4.00%	2/1/2051	AA	$8,900,000	$8,630,250
California Statewide Communities Development Authority - Cedars-Sinai Med Ctr Oblig	4.00%	7/1/2048	AA-	4,500,000	4,518,820
California Statewide Communities Development Authority - Eskaton Pptys Inc Oblig Gp	5.25%	11/15/2034	BBB-	1,790,000	1,790,160
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.25%	12/1/2043	BB	4,510,000	4,642,074
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig	5.50%	12/1/2054	BB	6,875,000	6,870,193
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.50%	12/1/2058	BB	3,375,000	3,452,370
City of Minneapolis - Fairview Hlth Svcs Oblig MN	5.00%	11/15/2049	BBB+	5,400,000	5,409,641
City of Seneca - Nemaha Valley Cmnty Hosp KS	5.00%	9/1/2025	NR	4,000,000	4,042,843
City of Tampa - H.lee Moffitt Cancer Oblig FL	4.00%	7/1/2045	A	7,400,000	7,362,407
Colorado Health Facilities Authority - Adventhealth Oblig Group	4.00%	11/15/2043	AA	20,000,000	19,879,834
Colorado Health Facilities Authority - Commonspirit Health Oblig Grp	5.50%	11/1/2047	A-	4,390,000	4,802,951
Colorado Health Facilities Authority - Commonspirit Hlth Oblig	5.00%	8/1/2044	A-	3,000,000	3,125,679
Columbia County Hospital Authority - Wellstar Hlth Sys Oblig GA	5.75%	4/1/2053	A2	2,670,000	3,050,051
Connecticut State Health & Educational Facilities Authority - Nuvance Health Oblig Grp	4.00%	7/1/2041	BBB	10,920,000	9,566,663
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2052	BBB	8,925,000	9,120,055
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2057	BBB	5,250,000	5,354,245
County of Montgomery - Dayton Childrens Hosp Oblig OH	4.00%	8/1/2051	A1	7,000,000	6,643,379

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
County of Montgomery - Premier Hlth Partners Oblig OH	4.00%	11/15/2042	Baa1		$10,800,000	$10,125,259
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+		2,650,000	2,498,494
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR		950,000	968,407
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR		1,115,000	1,129,983
Cumberland County Municipal Authority - Penn State Health Oblig Grp	3.00%	11/1/2038	A		4,315,000	3,827,158
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		700,000	700,415
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2053	A-		2,870,000	2,957,748
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-		19,500,000	20,091,495
Duluth Economic Development Authority - St Lukes Hosp Duluth Oblig MN	5.25%	6/15/2052	BB+		5,000,000	5,097,063
Genesee County Funding Corp. - Rochester Regl Health Oblig NY	5.25%	12/1/2052	BBB+		4,000,000	4,228,459
Greenville Health System - Prisma Health Oblig Grp SC	5.00%	5/1/2034	A		3,970,000	3,981,690
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Oblig Grp PA	5.00%	7/1/2032	BBB		1,000,000	1,035,442
Hospitals & Higher Education Facilities Authority of Philadelphia - Temple Univ Hlth Oblig Grp PA	5.00%	7/1/2033	BBB		2,950,000	3,053,433
Illinois Finance Authority - Univ Chicago Med Ctr Og	5.00%	8/15/2052	AA-		15,000,000	15,939,566
Isle of Weight County Economic Development Authority - Riverside Health Sys VA	5.25%	7/1/2048	AA		3,000,000	3,304,381
Isle of Weight County Economic Development Authority - Riverside Health Sys VA	5.25%	7/1/2053	AA		6,000,000	6,560,348
Lee Memorial Hlth Sys Oblig FL	4.00%	4/1/2049	A+		5,500,000	5,293,649
Louisville/Jefferson County Metropolitan Government - Norton Healthcare Oblig KY	5.00%	10/1/2041	A+	(e)	3,200,000	3,490,268
Maricopa County Industrial Development Authority - Banner Health Oblig Grp AZ(f)	4.00%	1/1/2048	AA-		10,500,000	10,153,766

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Martin County Health Facilities Authority - Cleveland Clinic Hlth Oblig FL	4.00%	1/1/2046	AA	$5,000,000	$4,950,064
Maryland Health & Higher Educational Facilities Authority - Adventist Hlthcare Oblig	5.00%	1/1/2036	Baa3	3,290,000	3,507,708
Maryland Health & Higher Educational Facilities Authority - Adventist Hlthcare Oblig	5.50%	1/1/2046	Baa3	17,615,000	17,973,323
Maryland Health & Higher Educational Facilities Authority - Doctors Hosp Inc Oblig Grp	5.00%	7/1/2038	A3	7,080,000	7,257,549
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Oblig	5.00%	7/1/2036	BBB+	1,320,000	1,361,087
Maryland Health & Higher Educational Facilities Authority - Mercy Medical Center Oblig	5.00%	7/1/2038	BBB+	2,250,000	2,301,807
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.00%	7/1/2031	BBB	1,980,000	2,066,112
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.00%	7/1/2035	BBB	5,115,000	5,286,763
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.25%	7/1/2048	BBB	2,600,000	2,847,083
Massachusetts Development Finance Agency - Wellforce Oblig Group	4.00%	7/1/2035	BBB-	2,000,000	1,940,608
Massachusetts Development Finance Agency - Wellforce Oblig Group	5.00%	7/1/2039	BBB-	2,685,000	2,719,567
Michigan State Hospital Finance Authority - Ascension Hlth Credit Grp	5.00%	11/15/2047	AA+	4,000,000	4,223,769
Montana Facility Finance Authority - Kalispell Regl Med Ctr Oblig	5.00%	7/1/2043	A	4,000,000	4,095,360
Montana Facility Finance Authority - Kalispell Regl Med Ctr Oblig	5.00%	7/1/2048	A	5,760,000	5,844,368
Montgomery County Higher Education & Health Authority - Thomas Jefferson Univ Oblig PA	4.00%	9/1/2049	A	3,960,000	3,790,242
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2029	A-	1,000,000	1,006,986
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2030	A-	580,000	583,745
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2031	A-	1,620,000	1,629,801

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2034	A-		$1,100,000	$1,106,022
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retire Comm Oblig	4.00%	1/1/2044	AA	(e)	3,500,000	3,471,577
Nebraska Educational Health Cultural & Social Services Finance Authority - Immanuel Retire Comm Oblig	4.00%	1/1/2049	AA	(e)	6,500,000	6,265,519
New Jersey Health Care Facilities Financing Authority - St Joseph’s Hlthcr Oblig	4.00%	7/1/2048	BBB-		8,110,000	7,460,773
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2031	BB		1,300,000	1,271,792
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2040	BB		1,300,000	1,284,189
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%	8/1/2036	BBB-		1,450,000	1,454,044
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%	8/1/2038	BBB-		4,725,000	4,662,931
New York State Dormitory Authority - Montefiore Oblig Grp	5.00%	8/1/2028	BBB-		3,055,000	3,206,354
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	5/1/2037	A-		7,450,000	7,552,657
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	5/1/2052	A-		8,085,000	8,633,343
New York State Dormitory Authority - Northwell Hlth Oblig Grp(d)	5.00%	5/1/2052	A-		33,500,000	35,749,838
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-		1,500,000	1,169,759
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.50%	8/15/2052	BB-		10,015,000	10,060,673
Oregon Health & Science University - OR Hlth & Science Univ Oblig	4.00%	7/1/2051	AA-		6,580,000	6,497,713
Oregon State Facilities Authority - Providence St Joseph Oblig	5.00%	10/1/2045	A		7,000,000	7,093,404
Palm Beach County Health Facilities Authority - Baptist Health South Oblig FL(f)	4.00%	8/15/2049	AA-		6,200,000	5,935,794
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2036	BBB		11,025,000	11,289,270
Palomar Health CA - Palomar Health Oblig Grp	5.00%	11/1/2039	BBB		8,240,000	8,376,701

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Pennsylvania Economic Development Financing Authority - UPMC Oblig Group	4.00%	5/15/2048	A	$3,500,000	$3,402,515
Public Finance Authority - Moses Cone Hospital Oblig Gp WI	5.00%	10/1/2052	AA-	8,750,000	9,316,248
Public Finance Authority - Proton Intl Alabama LLC WI†(b)	6.85%	10/1/2047	NR	1,410,000	141,000
Roanoke Economic Development Authority - Carilion Clinic VA Oblig Grp	3.00%	7/1/2045	AA-	12,950,000	10,500,227
South Broward Hospital District Oblig FL (BAM)	3.00%	5/1/2051	Aa3	5,000,000	3,952,051
South Carolina Jobs-Economic Development Authority - Bon Secours Mercy Hlth	5.00%	12/1/2046	A+	8,000,000	8,462,702
State of Ohio - Premier Hlth Partners Oblig	4.00%	11/15/2039	Baa1	2,640,000	2,497,745
Tarrant County Cultural Education Facilities Finance Corp TX(d)	5.00%	7/1/2053	A1	9,550,000	10,004,153
Vermont Educational & Health Buildings Financing Agency - Univ of VT Hlth Oblig Grp	5.00%	12/1/2035	A	4,500,000	4,651,044
Washington Health Care Facilities Authority - Overlake Hosp Med Ctr Oblig	5.00%	7/1/2038	BBB+	4,000,000	4,014,884
West Virginia Hospital Finance Authority - Vandalia Hlth Oblig Grp	6.00%	9/1/2048	Baa1	2,060,000	2,354,458
West Virginia Hospital Finance Authority - Vandalia Hlth Oblig Grp	6.00%	9/1/2053	Baa1	3,250,000	3,684,367
Westchester County Healthcare Corp. Oblig NY	6.00%	11/1/2030	BBB-	100,000	100,180
Westchester County Healthcare Corp. Oblig NY	6.125%	11/1/2037	BBB-	30,000	30,080
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2046	BBB-	1,470,000	1,383,547
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2051	AA	2,750,000	2,912,871
Westchester County Local Development Corp. Health Oblig NY	5.75%	11/1/2048	AA	1,750,000	1,992,903
Westchester County Local Development Corp. Health Oblig NY	6.25%	11/1/2052	BBB-	1,280,000	1,464,395
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Grp(f)	4.00%	11/15/2046	AA+	8,000,000	7,701,652

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Mem Hosp Oblig	5.375%	2/1/2048	Ba2	$840,000	$768,074
Total					547,193,559

Housing 1.54%
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	1,410,000	1,419,932
California Municipal Finance Authority - Caritas Affordable Hsg	5.25%	8/15/2039	A-	650,000	655,632
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2039	Baa3	1,000,000	1,048,400
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2041	Baa3	1,000,000	1,039,510
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2048	Baa3	1,350,000	1,375,623
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2053	Baa3	1,745,000	1,770,011
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2058	Baa3	1,750,000	1,766,889
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR	5,000,000	4,007,945
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR	4,500,000	3,138,852
FHLMC Multifamily VRD Certificates VA	4.60%	12/15/2044	AA+	5,415,000	5,432,823
Indiana Finance Authority - Chf- Tippecanoe LLC	5.00%	6/1/2053	BBB-	1,350,000	1,356,547
Indiana Finance Authority - Chf- Tippecanoe LLC	5.125%	6/1/2058	BBB-	1,700,000	1,716,436
Indiana Finance Authority - Chf- Tippecanoe LLC	5.375%	6/1/2064	BBB-	4,460,000	4,552,440
Industrial Development Authority of the City of Phoenix Arizona - Downtown Phoenix Std Hsg AZ	5.00%	7/1/2037	Baa3	1,000,000	1,030,383
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-	2,000,000	2,150,847
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-	5,000,000	5,456,639
New Hampshire Business Finance Authority	4.00%	10/20/2036	BBB	10,828,615	10,640,663
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	5,395,559	5,453,770
New York State Dormitory Authority	3.00%	7/1/2045	Aa3	5,037,000	4,111,628
Public Finance Authority - CHF Manoa LLC WI†	5.50%	7/1/2043	BBB-	2,250,000	2,332,593
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2034	BBB-	1,000,000	1,000,039

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2039	BBB-	$1,500,000	$1,484,432
Toledo-Lucas County Port Authority - CHF-Toledo LLC OH	5.00%	7/1/2046	BBB-	1,000,000	957,941
Total					63,899,975

Lease Obligations 2.42%
Illinois Sports Facilities Authority (AGM)	5.00%	6/15/2027	AA	3,500,000	3,514,845
Indiana Finance Authority	5.25%	2/1/2032	AA+	5,000,000	5,157,810
Kentucky Bond Development Corp.	4.00%	9/1/2048	A+	6,645,000	6,468,185
New Jersey Economic Development Authority	5.00%	6/15/2036	A2	1,285,000	1,367,248
New Jersey Economic Development Authority	5.00%	6/15/2041	A2	5,050,000	5,416,897
New Jersey Economic Development Authority	5.00%	6/15/2042	A2	4,930,000	5,337,399
New Jersey Economic Development Authority	5.00%	6/15/2043	A2	4,500,000	4,744,815
New Jersey Economic Development Authority	5.00%	11/1/2044	A2	5,500,000	5,833,860
New Jersey Economic Development Authority	5.00%	6/15/2047	A2	6,050,000	6,271,339
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	9,000,000	9,002,173
New Jersey Educational Facilities Authority	4.00%	9/1/2029	A2	5,445,000	5,481,260
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2028	A2	10,000,000	8,578,833
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,935,000	1,496,380
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2037	A2	3,390,000	2,029,145
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	3,000,000	3,153,160
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	2,400,000	2,520,976
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A2	4,200,000	4,579,172
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	3,500,000	3,805,226

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2046	A2	$14,595,000	$15,310,603
Total						100,069,326

Multi-Family Housing 0.07%
New York City Housing Development Corp. NY	2.40%		11/1/2046	AA+	3,800,000	2,678,548

Other Revenue 2.99%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2049	A1	4,125,000	4,135,663
Broward County Convention Center FL(d)	5.50%		5/1/2051	AA	31,545,000	35,251,260
California School Finance Authority - Green Dot Public Schs Oblig†	5.00%		8/1/2048	BBB-	1,650,000	1,662,333
City of Miami Beach Parking Revenue FL (BAM)	5.00%		9/1/2040	AA	2,000,000	2,035,350
Clifton Higher Education Finance Corp. - Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,001,123
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.125%		8/15/2048	Baa3	9,775,000	9,895,397
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	4,972,687	2,716,330
District of Columbia - Friendship Pub Chtr Sch DC	5.00%		6/1/2041	BBB	2,080,000	2,086,583
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2034	AA	1,000,000	1,082,307
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2035	AA	1,000,000	1,078,040
Grand River Hospital District CO GO (AGM)	5.25%		12/1/2037	AA	1,160,000	1,232,704
Illinois Finance Authority - Noble Network Charter Sch	6.125%		9/1/2039	BBB	6,000,000	6,004,213
Indianapolis Local Public Improvement Bond Bank	5.00%		2/1/2031	AA-	7,120,000	7,126,080
Long Beach Bond Finance Authority CA	5.23% (3 mo. Term SOFR * .67 + 1.45%	)#	11/15/2027	A1	9,000,000	9,043,186
Lower Alabama Gas District	4.00%	#(a)	12/1/2050	A2	2,000,000	2,007,753
Main Street Natural Gas, Inc. GA	5.00%		5/15/2037	A2	2,990,000	3,296,212
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A2	3,250,000	3,334,426
Main Street Natural Gas, Inc. GA	5.00%		5/15/2049	A2	1,500,000	1,594,133
Michigan Finance Authority - Bradford Academy	4.30%		9/1/2030	NR	260,000	236,403	(c)

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Michigan Finance Authority - Bradford Academy	4.80%		9/1/2040	NR	$565,000	$468,085	(c)
Michigan Finance Authority - Bradford Academy	5.00%		9/1/2050	NR	925,000	725,953	(c)
M-S-R Energy Authority CA	6.125%		11/1/2029	BBB+	1,820,000	1,974,788
New Jersey Economic Development Authority	5.00%		11/1/2052	A2	11,375,000	12,228,173
New Jersey Economic Development Authority - Friends of Team Acdmy Oblig	6.00%		10/1/2043	BBB	3,500,000	3,503,387
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	10,000,000	9,972,603
Total						123,692,485

Power 0.06%
Chesapeake Economic Development Authority - Virginia Elec & Pwr Co	3.65%	#(a)	2/1/2032	A2	2,500,000	2,517,421

Pre-Refunded 0.03%
School District of Philadelphia PA GO	5.00%		9/1/2038	A1	995,000	1,023,552

Single-Family Housing 0.20%
Pennsylvania Housing Finance Agency	5.00%		10/1/2050	AA+	7,725,000	8,120,016

Special Tax 1.71%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	1,845,000	1,885,522
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	3,215,000	3,233,562
City of Irvine CA Special Tax	5.00%		9/1/2044	NR	500,000	503,230
Commonwealth of Pennsylvania COP	4.00%		7/1/2046	A	2,375,000	2,350,263
Gramercy Farms Community Development District FL~	Zero Coupon		5/1/2039	NR	2,375,000	1,235,000
Gramercy Farms Community Development District FL(b)	5.25%		5/1/2039	NR	1,340,000	214	(c)
Industrial Development Authority of the City of St. Louis Missouri	4.75%		11/15/2047	NR	3,000,000	2,257,523
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A	4,875,000	4,884,254
Irvine Facilities Financing Authority CA (BAM)	5.25%		9/1/2053	AA	8,000,000	9,079,618
New Jersey Economic Development Authority Mtromall Urban	6.50%		4/1/2028	Baa2	1,736,661	1,735,165

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%	1/1/2046	AA	$8,955,000	$7,157,131
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2030	AA	1,500,000	1,519,485
Rancho Cucamonga Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	9/1/2031	AA	1,400,000	1,418,057
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,751,817
Riverside County Redevelopment Successor Agency CA Tax Allocation	8.50%	10/1/2041	A	11,195,000	12,942,094
State of Connecticut Special Tax Revenue	5.00%	8/1/2034	AA	3,600,000	3,700,894
State of Connecticut Special Tax Revenue	5.00%	1/1/2037	AA	7,000,000	7,588,846
State of Connecticut Special Tax Revenue	5.00%	1/1/2038	AA	4,250,000	4,564,327
Stone Canyon Community Improvement District MO(b)	5.70%	4/1/2022	NR	1,000,000	90,000	(c)
Stone Canyon Community Improvement District MO(b)	5.75%	4/1/2027	NR	1,300,000	117,000	(c)
Village Community Development District No. 13 FL	3.25%	5/1/2052	NR	2,690,000	1,923,022
Total					70,937,024

Tax Revenue 5.34%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	BBB+	3,300,000	3,328,031
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	BBB+	3,950,000	3,973,493
Chicago Transit Authority Sales Tax Receipts Fund IL	4.00%	12/1/2050	A+	13,615,000	13,061,820
Chicago Transit Authority Sales Tax Receipts Fund IL	5.25%	12/1/2049	AA	13,245,000	13,316,348
City of Reno NV (AGM)	4.00%	6/1/2043	AA	4,725,000	4,622,792
City of Reno NV (AGM)	4.00%	6/1/2046	AA	6,800,000	6,506,638
City of Sparks NV†	2.75%	6/15/2028	Ba1	590,000	561,127
Compton Community Redevelopment Agency Successor Agency CA Tax Allocation (AGM)	5.00%	8/1/2042	AA	1,250,000	1,390,947
County of Cook Sales Tax Revenue IL	4.00%	11/15/2034	AA-	3,750,000	3,936,425
County of Miami-Dade Transit System FL	5.00%	7/1/2051	AA	12,405,000	13,443,296

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Lower Colorado River Authority TX	6.00%	5/15/2052	A	$1,700,000	$1,958,514
Metropolitan Pier & Exposition Authority IL	4.00%	6/15/2052	A	4,055,000	3,821,100
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A	4,415,000	4,508,470
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2030	A	10,535,000	8,377,491
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	6/15/2033	A	15,000,000	10,952,200
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2036	A	10,000,000	6,278,977
Metropolitan Pier & Exposition Authority IL TCRS (BAM)	5.00%	6/15/2053	AA	915,000	945,453
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2037	AAA	3,000,000	3,058,218
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	11/1/2042	AAA	5,720,000	5,807,435
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	2/1/2036	AAA	1,000,000	1,004,570
New York State Dormitory Authority	3.00%	3/15/2050	AA+	5,000,000	3,992,411
New York State Dormitory Authority	5.00%	3/15/2046	AA+	2,455,000	2,707,509
New York State Urban Development Corp.	3.00%	3/15/2047	AA+	3,840,000	3,134,287
New York State Urban Development Corp.	3.00%	3/15/2048	AA+	9,590,000	7,741,338
New York State Urban Development Corp.	3.00%	3/15/2050	AA+	7,620,000	6,038,246
New York State Urban Development Corp.	4.00%	3/15/2042	Aa1	5,000,000	5,107,191
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	1,271,000	1,017,993
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	2,122,000	1,555,691
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	2,549,000	1,700,983
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,523,000	592,309
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	11,598,000	11,542,491
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	5,253,000	5,227,859
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	39,000	37,384
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	12,847,000	12,746,170

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%		7/1/2058	NR	$5,498,000	$5,530,930
San Leandro Unified School District CA GO	5.25%		8/1/2048	AA-	10,500,000	11,908,932
Territory of Guam	4.00%		1/1/2042	Ba1	1,500,000	1,441,415
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2052	AA+	10,335,000	11,631,310
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2057	AA+	2,500,000	2,803,711
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%		5/15/2062	AA+	10,655,000	11,906,596
Vermont Student Assistance Corp. AMT	3.375%		6/15/2036	A	1,830,000	1,755,357
Total						220,973,458

Taxable Revenue - Water & Sewer 0.72%
City of Chicago Waterworks Revenue IL(d)	5.50%		11/1/2062	AA	20,300,000	22,597,954
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	3.75%	#(a)	11/1/2034	A+	4,000,000	4,041,789
Pittsburgh Water & Sewer Authority PA (AGM)	5.00%		9/1/2048	A1	3,000,000	3,295,011
Total						29,934,754

Tobacco 1.97%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR	40,665,000	38,273,613
Golden State Tobacco Securitization Corp. CA	5.00%		6/1/2051	BBB+	4,000,000	4,194,060
Michigan Finance Authority	4.00%		6/1/2049	BBB+	4,000,000	3,698,878
Michigan Finance Authority	5.00%		6/1/2049	BBB+	3,775,000	3,894,948
Nassau County Tobacco Settlement Corp. NY	Zero Coupon		6/1/2060	NR	20,000,000	1,239,218
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco	4.00%		6/1/2049	BBB+	2,850,000	2,664,129
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%		6/1/2048	BBB+	3,500,000	3,613,642
Tobacco Settlement Financing Corp. LA	5.25%		5/15/2035	A	1,880,000	1,893,982
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2031	A	4,605,000	4,944,976
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB+	3,415,000	3,474,291
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-	7,540,000	7,189,678

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
TSASC, Inc. NY	5.00%	6/1/2035	A-		$1,390,000	$1,439,834
TSASC, Inc. NY	5.00%	6/1/2048	NR		5,550,000	5,006,955
Total						81,528,204

Transportation 22.10%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2034	AA		3,650,000	3,846,052
Allegheny County Airport Authority PA AMT	5.00%	1/1/2056	A2		5,505,000	5,717,322
California Municipal Finance Authority - Lax Integrated Express AMT	4.00%	12/31/2047	BBB-	(e)	9,450,000	8,735,236
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2038	BBB-	(e)	5,000,000	5,201,497
Canaveral Port Authority FL	5.00%	6/1/2048	A3		4,890,000	5,044,926
Canaveral Port Authority FL AMT	5.00%	6/1/2045	A3		4,630,000	4,723,057
Central Texas Regional Mobility Authority	5.00%	1/1/2045	A		4,500,000	4,641,244
Central Texas Turnpike System	5.00%	8/15/2033	A-		5,750,000	5,766,374
Central Texas Turnpike System	5.00%	8/15/2037	A-		2,500,000	2,503,816
Central Texas Turnpike System(f)	5.00%	8/15/2042	A-		6,265,000	6,272,785
Chicago Midway International Airport IL	4.00%	1/1/2034	A		1,000,000	1,012,951
Chicago O’Hare International Airport - TRIPS Oblig Group IL AMT	5.00%	7/1/2048	BBB+		3,500,000	3,531,485
Chicago O’Hare International Airport IL	4.00%	1/1/2044	A+		13,500,000	13,626,797
Chicago O’Hare International Airport IL	5.00%	1/1/2053	A+		2,500,000	2,620,886
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2041	AA		1,950,000	2,176,712
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2042	AA		1,470,000	1,635,331
Chicago O’Hare International Airport IL (BAM)	5.25%	1/1/2043	AA		1,660,000	1,839,341
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+		9,375,000	9,549,702
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2048	A+		20,000,000	20,618,524
City & County of Denver Airport System Revenue CO AMT	5.25%	11/15/2043	A+		8,000,000	8,015,227
City of Atlanta Department of Aviation GA	5.00%	7/1/2048	Aa3		5,200,000	5,800,932
City of Burbank Electric Revenue NC	4.00%	7/1/2047	Aa3		7,415,000	7,505,837
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3		4,325,000	4,697,188
City of Charlotte Airport Revenue NC	5.25%	7/1/2053	Aa3		18,650,000	21,003,309

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Fresno Airport Revenue CA (BAM)	5.00%	7/1/2053	AA	$2,000,000	$2,128,345
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.625%	7/15/2038	BB-	2,500,000	2,501,091
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2041	AA-	3,595,000	3,624,508
City of Los Angeles Department of Airports CA AMT	4.00%	5/15/2049	AA-	5,000,000	4,885,238
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2045	AA	6,410,000	6,767,276
City of Los Angeles Department of Airports CA AMT	5.50%	5/15/2047	AA	6,440,000	7,164,383
City of Philadelphia Airport Revenue PA AMT	5.00%	7/1/2042	A+	4,440,000	4,571,147
City of Salt Lake City Airport Revenue UT AMT	5.00%	7/1/2036	A+	10,045,000	11,119,715
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A2	2,500,000	2,747,307
City of San Antonio Airport System TX AMT	5.00%	7/1/2045	A+	8,435,000	8,506,335
City of St. Louis Airport Revenue MO (AGM)	5.00%	7/1/2047	AA	7,500,000	7,834,443
County of Miami - Dade Aviation Revenue FL AMT	5.00%	10/1/2035	A1	10,000,000	10,037,541
County of Miami - Dade Aviation Revenue FL AMT	5.00%	10/1/2028	A1	4,435,000	4,456,205
County of Miami - Dade Aviation Revenue FL AMT	5.00%	10/1/2029	A1	2,500,000	2,512,112
County of Osceola Transportation Revenue FL	5.00%	10/1/2039	BBB+	1,000,000	1,034,201
County of Sacramento Airport System Revenue CA	5.00%	7/1/2041	A	8,000,000	8,269,278
Delaware River Joint Toll Bridge Commission PA	5.00%	7/1/2047	A+	11,100,000	11,514,895
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2032	A+	4,200,000	3,193,962
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2037	A+	7,720,000	4,039,847
Eagle County Airport Terminal Corp. CO AMT	5.00%	5/1/2037	Baa2	1,000,000	1,033,108
Eagle County Airport Terminal Corp. CO AMT(f)	5.00%	5/1/2041	Baa2	4,240,000	4,324,621

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A	$5,000,000	$3,619,054
Foothill-Eastern Transportation Corridor Agency CA	3.50%		1/15/2053	A	10,830,000	9,345,412
Foothill-Eastern Transportation Corridor Agency CA	3.95%		1/15/2053	A	5,000,000	4,723,691
Foothill-Eastern Transportation Corridor Agency CA	4.00%		1/15/2043	A-	16,123,000	16,081,493
Foothill-Eastern Transportation Corridor Agency CA	4.00%		1/15/2046	A	10,000,000	9,894,489
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2048	AA	1,250,000	1,360,559
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%		7/1/2053	AA	2,000,000	2,159,071
Greater Orlando Aviation Authority FL AMT	4.00%		10/1/2049	AA-	6,375,000	6,129,703
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%		6/30/2047	Baa3	2,500,000	2,604,298
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%		6/30/2052	Baa3	2,500,000	2,587,302
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%		6/30/2055	Baa3	12,500,000	12,884,629
Maryland Economic Development Corp. Tax Allocation	4.00%		9/1/2040	NR	2,000,000	1,813,714
Maryland State Transportation Authority	5.00%		7/1/2051	Aa2	10,000,000	10,888,086
Maryland State Transportation Authority Passenger Facility Charge Revenue AMT	3.00%		6/1/2036	A+	7,310,000	6,811,869
Massachusetts Port Authority AMT	5.00%		7/1/2040	AA	1,500,000	1,519,854
Massachusetts Port Authority AMT	5.00%		7/1/2045	AA	3,315,000	3,354,513
Metropolitan Nashville Airport Authority TN AMT	5.00%		7/1/2049	A2	5,000,000	5,183,049
Metropolitan Nashville Airport Authority TN AMT	5.50%		7/1/2052	A1	6,500,000	7,090,957
Metropolitan Transportation Authority NY	4.00%		11/15/2045	A-	4,675,000	4,569,465
Metropolitan Transportation Authority NY	4.00%		11/15/2048	A-	9,825,000	9,449,422
Metropolitan Transportation Authority NY	4.00%		11/15/2049	A-	6,605,000	6,326,577
Metropolitan Transportation Authority NY	4.00%		11/15/2050	A-	6,500,000	6,206,971
Metropolitan Transportation Authority NY(d)	4.75%		11/15/2045	A-	13,890,000	14,282,481
Metropolitan Transportation Authority NY	5.00%		11/15/2035	A-	4,265,000	4,419,102
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3	2,700,000	2,929,470

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.00%	11/15/2050	A-	$4,680,000	$4,921,667
Metropolitan Transportation Authority NY	5.25%	11/15/2044	A-	12,180,000	12,264,357
Metropolitan Transportation Authority NY	5.25%	11/15/2055	A-	10,850,000	11,510,871
Metropolitan Transportation Authority NY(d)	5.25%	11/15/2055	A3	6,610,000	7,011,216
Metropolitan Washington Airports Authority DC AMT	4.00%	10/1/2039	AA-	5,445,000	5,483,940
Minneapolis - St. Paul Metropolitan Airports Commission MN AMT	5.00%	1/1/2047	A+	3,000,000	3,155,374
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2045	A2	25,630,000	25,602,056
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2045	A2	5,000,000	5,392,659
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2050	A2	10,000,000	11,107,498
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,241,125
New York City Transitional Development Corp. NY AMT	5.375%	6/30/2060	Baa3	21,750,000	22,578,497
New York City Transitional Development Corp. NY AMT	6.00%	6/30/2054	Baa3	16,500,000	18,230,964
New York State Thruway Authority	5.25%	1/1/2056	A2	7,455,000	7,614,265
New York State Thruway Authority (AGM)	4.00%	1/1/2051	AA	2,725,000	2,704,331
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	5,020,000	4,814,238
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2029	Baa3	2,955,000	3,046,934
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2030	Baa3	3,990,000	4,099,440
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2033	Baa3	12,450,000	12,717,704
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	1/1/2036	Baa3	2,250,000	2,277,584
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	21,000,000	21,268,319
New York Transportation Development Corp. - Delta Airlines Inc AMT	5.625%	4/1/2040	Baa3	7,000,000	7,544,270
New York Transportation Development Corp. - Delta Airlines Inc AMT	6.00%	4/1/2035	Baa3	12,500,000	13,949,780
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2039	Baa1	5,840,000	6,275,011

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%	12/1/2042	Baa1	$3,250,000	$3,430,536
New York Transportation Development Corp. - Laguardia Gateway Partner (AGM) AMT	4.00%	7/1/2031	AA	5,000,000	5,008,171
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	12,365,000	11,871,847
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2046	Baa2	2,340,000	2,146,685
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	19,245,000	19,266,562
Niagara Frontier Transportation Authority NY AMT	5.00%	4/1/2025	A3	2,750,000	2,758,086
North Carolina Turnpike Authority	5.00%	1/1/2043	BBB	1,150,000	1,210,167
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2037	AA	14,255,000	14,690,281
North Carolina Turnpike Authority (AGM)	4.00%	1/1/2038	AA	1,000,000	1,025,010
North Texas Tollway Authority	5.00%	1/1/2048	A+	5,000,000	5,229,877
Oklahoma Turnpike Authority	5.50%	1/1/2053	Aa3	7,500,000	8,479,196
Pennsylvania Turnpike Commission	4.00%	12/1/2038	A2	3,425,000	3,496,739
Pennsylvania Turnpike Commission	5.00%	6/1/2029	A2	9,000,000	9,323,563
Port Authority of New York & New Jersey AMT	5.00%	7/15/2035	Aa3	6,250,000	7,193,436
Port Authority of New York & New Jersey AMT	5.00%	7/15/2036	Aa3	4,000,000	4,560,298
Port Authority of New York & New Jersey AMT	5.00%	7/15/2037	Aa3	3,250,000	3,665,918
Port Authority of New York & New Jersey AMT	5.00%	7/15/2038	Aa3	5,000,000	5,568,899
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	6,950,000	7,091,333
Port Authority of New York & New Jersey AMT	5.00%	1/15/2052	AA-	13,855,000	14,632,358
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	Aa3	7,100,000	7,518,331
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2039	AA-	2,000,000	2,003,103
Port of Portland Airport Revenue OR AMT	5.00%	7/1/2049	AA-	5,000,000	5,172,899
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,950,544
San Diego County Regional Airport Authority CA	5.00%	7/1/2044	A	4,500,000	4,876,430

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
San Diego County Regional Airport Authority CA	5.00%	7/1/2051	A2	$15,475,000	$16,902,358
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	4,500,000	4,400,025
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2053	A1	5,330,000	5,659,157
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.25%	5/1/2033	A+	7,000,000	7,011,301
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2034	AA	2,000,000	2,092,234
State of Alabama Docks Department (AGM) AMT	5.00%	10/1/2035	AA	2,000,000	2,087,026
State of Florida Department of Transportation Turnpike System Revenue	3.00%	7/1/2051	AA	11,745,000	9,544,178
State of Hawaii Airports System Revenue AMT	5.00%	7/1/2041	AA-	5,000,000	5,051,757
State of Michigan Trunk Line Revenue	5.50%	11/15/2049	Aa2	15,000,000	17,584,120
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	6/30/2038	Baa2	1,050,000	1,071,169
Texas Private Activity Bond Surface Transportation Corp. - LBJ Infrastructure Group	4.00%	12/31/2038	Baa2	1,375,000	1,402,721
Texas Private Activity Bond Surface Transportation Corp. AMT	5.50%	12/31/2058	Baa1	5,000,000	5,430,625
Triborough Bridge & Tunnel Authority NY	4.00%	11/15/2048	AA-	6,375,000	6,334,074
Triborough Bridge & Tunnel Authority NY	5.00%	11/15/2042	AA-	1,640,000	1,735,217
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.25%	5/15/2058	AA+	7,300,000	8,222,743
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	6,685,000	7,242,016
Virginia Small Business Financing Authority - Elizabeth River Crossings AMT	4.00%	1/1/2038	BBB	4,500,000	4,452,184
Virginia Small Business Financing Authority - Elizabeth River Crossings AMT	4.00%	1/1/2040	BBB	4,825,000	4,731,131
Wayne County Airport Authority MI AMT	5.00%	12/1/2039	A1	1,700,000	1,704,761
Wayne County Airport Authority MI AMT	5.00%	12/1/2042	A1	1,200,000	1,239,307
Wayne County Airport Authority MI AMT	5.00%	12/1/2046	A1	2,825,000	2,980,956
Total					914,448,749

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 13.46%
Adelanto Public Utility Authority CA (AGM)	5.00%		7/1/2039	AA	$1,500,000	$1,600,641
Baltimore Proj Revenue MD(d)	5.25%		7/1/2047	AA-	7,190,000	8,011,590
Baltimore Proj Revenue MD(d)	5.25%		7/1/2052	AA-	12,190,000	13,582,932
Black Belt Energy Gas District AL	4.00%	#(a)	7/1/2052	Aa1	6,000,000	6,034,931
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	11,660,000	11,715,233
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1	13,600,000	13,412,680
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	10,117,106
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	6,665,000	7,118,797
California Community Choice Financing Authority(d)	5.25%		11/1/2054	A2	14,000,000	15,137,461
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		7/1/2039	Baa3	2,200,000	2,262,577
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		11/21/2045	Baa3	2,750,000	2,792,452
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	500,000	530,370
Central Plains Energy Project NE	5.00%		9/1/2042	BBB+	3,305,000	3,633,527
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	5,000,000	5,048,899
City of Baltimore MD	5.00%		7/1/2039	A+	4,750,000	4,809,383
City of Baltimore MD	5.00%		7/1/2046	Aa3	10,000,000	10,315,764
City of Chicago Waterworks Revenue IL	5.00%		11/1/2036	A+	1,775,000	1,883,358
City of Chicago Waterworks Revenue IL	5.00%		11/1/2039	A+	3,455,000	3,483,778
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2036	AA	3,000,000	3,188,515
City of Chicago Waterworks Revenue IL (AGM)	5.00%		11/1/2037	AA	2,500,000	2,665,028
City of Colorado Springs Utilities System Revenue CO	4.00%		11/15/2046	AA+	10,100,000	10,169,894
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	5,500,000	5,500,821
City of Fort Lauderdale Water & Sewer Revenue FL - Prospect Lake Water Treatment	5.50%		9/1/2053	Aa1	5,000,000	5,776,064
City of Philadelphia Water & Wastewater Revenue PA	5.00%		7/1/2030	A+	3,355,000	3,429,608
City of Philadelphia Water & Wastewater Revenue PA	5.25%		10/1/2052	A+	6,610,000	6,948,119
City of San Antonio Electric & Gas Systems Revenue TX	5.50%		2/1/2050	Aa2	8,000,000	9,210,492

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	$7,000,000	$8,095,739
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	5,000,000	5,251,852
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	7,700,000	8,087,935
County of Jefferson Sewer Revenue AL	7.50%		10/1/2039	BBB	350,000	367,919
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2026	AA	1,000,000	877,668
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2027	AA	4,875,000	4,080,354
County of Jefferson Sewer Revenue AL (AGM)	5.50%		10/1/2053	AA	3,555,000	3,627,242
County of Jefferson Sewer Revenue AL (AGM)	6.75%		10/1/2046	AA	6,000,000	6,300,238
County of Trimble - Louisville Gas & Elec Co KY	3.75%		6/1/2033	A1	12,500,000	12,695,641
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	10,710,000	12,001,632
Great Lakes Water Authority Sewage Disposal System Revenue MI	5.50%		7/1/2052	A+	12,000,000	13,491,769
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2035	Baa1	5,000,000	5,117,997
Kentucky Municipal Power Agency (NATL)	5.00%		9/1/2036	Baa1	5,000,000	5,100,281
Kentucky Public Energy Authority	4.00%	#(a)	8/1/2052	A1	15,500,000	15,565,988
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	26,455,000	28,850,849
Los Angeles Department od Wate & Power CA	5.00%		7/1/2053	AA-	9,000,000	10,180,120
Lower Colorado River Authority TX	5.00%		5/15/2040	A	2,970,000	3,027,344
Main Street Natural Gas, Inc. GA	4.00%	#(a)	3/1/2050	A3	4,125,000	4,145,907
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	25,000,000	24,065,385
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	14,205,000	14,319,674
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	13,400,000	14,149,587
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		2/1/2040	Baa2	3,085,000	2,820,030
Maricopa County Pollution Control Corp. - El Paso Electric Company AZ	3.60%		4/1/2040	Baa2	4,315,000	3,941,632
Michigan Finance Authority	5.00%		7/1/2034	A+	1,980,000	2,017,080
Montgomery County Industrial Development Authority - Constellation Energy Gen PA	4.10%	#(a)	4/1/2053	BBB+	8,000,000	8,162,299
Municipal Electric Authority of Georgia	5.00%		1/1/2033	A2	1,910,000	1,938,136
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA	1,100,000	1,168,303

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2048	AA		$1,750,000	$1,879,036
Municipal Electric Authority of Georgia (AGM)	5.00%		7/1/2053	AA		2,300,000	2,441,183
New York City Municipal Water Finance Authority NY	3.50%		6/15/2048	AA+		5,000,000	4,597,958
New York City Municipal Water Finance Authority NY	4.00%		6/15/2051	AA+		6,155,000	6,119,093
New York City Municipal Water Finance Authority NY	5.00%		6/15/2035	AA+		14,200,000	14,258,332
New York City Municipal Water Finance Authority NY	5.25%		6/15/2047	AA+		4,500,000	5,132,931
New York Power Authority	4.00%		11/15/2050	AA		11,760,000	11,770,038
New York Power Authority	4.00%		11/15/2055	AA		5,000,000	4,978,039
Omaha Public Power District NE	4.00%		2/1/2046	AA		8,500,000	8,576,388
Omaha Public Power District Nebraska City Station Unit 2	5.25%		2/1/2042	A+		4,000,000	4,057,757
Paducah Electric Plant Board KY (AGM)	5.00%		10/1/2035	AA		1,000,000	1,044,296
Patriots Energy Group Financing Agency SC	5.25%	#(a)	2/1/2054	Aa1		10,000,000	10,896,156
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1		15,000,000	16,173,226
Philadelphia Gas Works Co. PA	5.00%		8/1/2029	A		2,000,000	2,048,732
Philadelphia Gas Works Co. PA	5.00%		8/1/2030	A		1,500,000	1,530,754
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR		5,000,000	4,428,848
Salt Verde Financial Corp. AZ	5.25%		12/1/2027	A3		3,750,000	3,958,921
Southeast Alabama Gas Supply District	4.00%	#(a)	4/1/2049	A3		2,500,000	2,501,056
Southeast Energy Authority A Cooperative District AL	4.00%	#(a)	12/1/2051	A1		11,955,000	11,942,166
Southeast Energy Authority A Cooperative District AL	5.50%	#(a)	1/1/2053	A1		5,000,000	5,431,953
Southern California Public Power Authority	5.248% (3 mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		3,090,000	2,877,663
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1		6,000,000	6,407,966
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(e)	10,550,000	10,818,256
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A2		5,000,000	5,560,763
Texas Water Development Board	4.00%		10/15/2037	AAA		7,760,000	7,982,976
Transbay Joint Powers Authority CA Tax Allocation	5.00%		10/1/2049	A-	(e)	1,310,000	1,344,731

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2023

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Washington Suburban Sanitary Commission MD		4.00%	6/1/2047	AAA	$10,000,000	$10,252,605
Total						556,840,444
Total Municipal Bonds (cost $4,103,477,854)						4,163,798,245

	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.94%

Variable Rate Demand Notes 0.94%

General Obligation 0.70%
City of New York NY GO	4.150%	1/2/2024	4/1/2042	AA	10,700,000	10,700,000
City of New York NY GO	4.150%	1/2/2024	4/1/2042	AA	18,400,000	18,400,000
Total						29,100,000

Utilities 0.24%
Development Authority of Appling County - Georgia Power Company (cost $10,000,000)	3.550%	1/2/2024	9/1/2041	BBB+	10,000,000	10,000,000
Total Short-Term Investments (cost $39,100,000)						39,100,000
Total Investments in Securities 101.59% (cost $4,142,577,854)						4,202,898,245
Other Assets and Liabilities – Net(h) (1.59)%						(65,953,163)
Net Assets 100.00%						$4,136,945,082

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificate of Participation.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NATL	NATL National Public Finance Guarantee Corporation.
PSF	Permanent School Fund.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $170,026,107, which represents 4.11% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND December 31, 2023

(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	This investment has been rated by Fitch IBCA.
(f)	Securities purchased on a when-issued basis.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2024	401	Short	$(46,626,416)	$(50,099,937)	$(3,473,521)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$–	$360,938,641	$3,724,000	$364,662,641
Education	–	319,945,773	4,152,875	324,098,648
Other Revenue	–	122,262,044	1,430,441	123,692,485
Special Tax	–	70,729,810	207,214	70,937,024
Remaining Industries	–	3,280,407,447	–	3,280,407,447
Short-Term Investments
Variable Rate Demand Notes	–	39,100,000	–	39,100,000
Total	$–	$4,193,383,715	$9,514,530	$4,202,898,245
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(3,473,521)	–	–	(3,473,521)
Total	$(3,473,521)	$–	$–	$(3,473,521)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.09%

MUNICIPAL BONDS 101.09%

Corporate-Backed 20.84%
Allegheny County Industrial Development Authority - US Steel Corporation PA	5.125%		5/1/2030	BB-		$3,990,000	$4,059,776
Arkansas Development Finance Authority - Big River Steel LLC AMT†	4.50%		9/1/2049	Ba2		35,135,000	35,026,977
Arkansas Development Finance Authority - Hybar LLC†	12.00%		7/1/2048	NR		15,000,000	16,064,691
Arkansas Development Finance Authority - Hybar LLC AMT†	6.875%		7/1/2048	NR		9,250,000	9,706,524
Arkansas Development Finance Authority - US Steel Corporation AMT	5.45%		9/1/2052	BB-		18,000,000	18,028,424
Arkansas Development Finance Authority AMT	5.70%		5/1/2053	BB-		17,250,000	17,506,199
Avenir Community Development District FL	5.375%		5/1/2043	NR		4,000,000	3,977,332
Avenir Community Development District FL	5.625%		5/1/2054	NR		4,750,000	4,767,776
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2		17,240,000	17,321,666
Boggy Creek Improvement District FL	5.125%		5/1/2043	NR		1,775,000	1,780,719
Boggy Creek Improvement District FL	5.375%		5/1/2053	NR		4,300,000	4,305,328
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		1,450,000	1,454,174
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR		12,800,000	11,892,828
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		11/21/2045	Baa3		3,025,000	3,025,710
Chandler Industrial Development Authority - Intel Corporation AZ AMT	4.10%	#(a)	12/1/2037	A2		3,500,000	3,562,406
City of Henderson - Pratt Paper LLC KY AMT†	4.70%		1/1/2052	NR		15,475,000	14,712,390
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.00%		7/15/2041	B-	(b)	4,475,000	3,999,869
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-		18,325,000	18,329,301
City of Houston Airport System Revenue TX AMT	5.00%		7/15/2028	BB-		5,000,000	5,036,168
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR		105,000	105,000
City of Valparaiso - Pratt Paper LLC IN AMT	7.00%		1/1/2044	NR		4,000,000	4,007,880

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Downtown Doral South Community Development District FL†	4.75%		12/15/2038	NR	$625,000	$609,074
Downtown Doral South Community Development District FL†	5.00%		12/15/2048	NR	1,500,000	1,450,459
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	9,000,000	9,076,767
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	4,500,000	4,314,781
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2036	NR	5,570,000	5,570,262
Hoover Industrial Development Board - US Steel Corporation AL AMT	5.75%		10/1/2049	BB-	17,200,000	17,500,794
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	10,000,000	10,651,437
Indiana Finance Authority - US Steel Corporation	4.125%		12/1/2026	BB-	6,500,000	6,420,026
Indiana Finance Authority - US Steel Corporation AMT	6.75%		5/1/2039	BB-	3,500,000	3,829,140
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	17,570,000	17,313,499
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	4,090,000	4,151,233
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%	#(a)	12/1/2050	BBB-	9,145,000	9,545,535
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	23,370,000	24,481,353
Jefferson County Port Authority - JSW Steel USA OH†	5.00%	#(a)	12/1/2053	Ba1	8,000,000	8,082,275
Jefferson County Port Authority - Jsw Steel USA Ohio Inc AMT†	3.50%		12/1/2051	Ba1	10,000,000	7,486,685
Louisiana Local Government Environmental Facilities & Community Development Authority - Entergy Louisiana LLC	2.50%		4/1/2036	A	7,110,000	5,941,757
Maricopa County Pollution Control Corp. - Southern CA Edison Co AZ	2.40%		6/1/2035	A2	4,470,000	3,648,604
Maricopa County Pollution Control Corp. - Southern CA Edison Co AZ	2.40%		6/1/2035	A2	7,500,000	6,121,819
Maryland Economic Development Corp.(c)	5.00%		12/1/2016	NR	3,430,000	2,058,000
Miami-Dade County Industrial Development Authority Cfc MB I LLC FL†	6.25%		1/1/2059	NR	8,000,000	7,949,306

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		$5,000,000	$4,940,435
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	3.75%	#(a)	7/1/2045	B		5,595,000	4,387,443
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B		1,250,000	1,210,674
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.875%		11/1/2042	B		17,000,000	14,737,439
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-		17,210,000	17,244,861
New Jersey Economic Development Authority - United Airlines Inc	5.50%		6/1/2033	BB-		6,760,000	6,809,067
New York City Industrial Development Agency - TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+		5,290,000	5,292,145
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		16,700,000	16,613,357
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		5,100,000	5,107,379
New York Liberty Development Corp. - 3 World Trade CTR†	5.375%		11/15/2040	NR		5,000,000	5,007,405
New York Liberty Development Corp. - 7 World Trade Center Ii	3.125%		9/15/2050	Aaa		2,500,000	2,018,522
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+		2,000,000	1,918,815
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B1		1,000,000	1,014,417
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB-	(b)	1,000,000	899,413
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+		1,950,000	1,950,291
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+		21,480,000	21,531,846
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+		9,135,000	9,521,011
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+		9,165,000	9,454,379
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3		6,300,000	6,300,000
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2026	Baa3		8,000,000	8,113,560

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3	$4,000,000	$4,161,325
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%		11/1/2042	B	10,000,000	8,529,972
Ohio Air Quality Development Authority - AMG Vanadium LLC AMT†	5.00%		7/1/2049	B-	33,290,000	30,511,653
Parish of Beauregard - Officemax Inc LA	6.80%		2/1/2027	B1	5,000,000	5,009,364
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,020,546
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	6,375,000	7,000,523
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	12/1/2040	BB-	2,750,000	3,019,834
Parish of St. James - Nustar Logistics LP LA†	6.35%		7/1/2040	BB-	5,000,000	5,457,637
Parish of St. James - Nustar Logistics LP LA†	6.35%		10/1/2040	BB-	7,690,000	8,393,846
Parish of St. John the Baptist - Marathon Oil Corporation LA	4.05%	#(a)	6/1/2037	BBB-	7,750,000	7,668,554
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2045	NR	1,385,000	1,253,111
Pennsylvania Economic Development Financing Authority - Consol Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	4,250,000	4,688,972
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	6,980,000	5,014,530
Pennsylvania Economic Development Financing Authority - New Ngc Inc AMT	5.50%		11/1/2044	NR	1,000,000	1,002,964
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	7,020,000	7,130,159
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR	3,270,000	3,086,864
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	3.00%		1/1/2050	NR	7,250,000	4,279,716
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	4.00%		1/1/2050	NR	11,590,000	8,330,136
Public Finance Authority - Ameream LLC WI†	6.75%		12/1/2042	NR	1,000,000	929,321
Public Finance Authority - Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	4,000,000	3,891,284

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	$6,750,000	$6,750,000
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	1,950,000	1,970,789
Public Finance Authority - Sky Harbour Cap Oblig WI AMT	4.25%		7/1/2054	NR	20,000,000	14,092,808
Public Finance Authority - TRIPS Oblig Group WI AMT	5.00%		7/1/2042	BBB+	11,000,000	11,002,839
Southwestern Illinois Development Authority - US Steel Corp Proj	5.75%		8/1/2042	BB-	2,500,000	2,500,003
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	CC	30,000,000	13,867,689
Town of Rumford - Officemax Inc ME	6.875%		10/1/2026	B1	1,500,000	1,502,849
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+	6,750,000	6,744,243
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.50%		12/1/2035	NR	2,700,000	2,700,087
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	2,525,250	2,410,119
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR	22,035,000	20,374,517
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	9,000,000	9,030,733
Village Community Development District No. 15 FL†	5.25%		5/1/2054	NR	4,000,000	4,043,317
Virginia Small Business Financing Authority - Covanta Holding Corp AMT†	5.00%	#(a)	1/1/2048	B	3,150,000	2,952,164
West Pace Cooperative District AL(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200	(d)
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	Baa3	4,000,000	4,015,551
Total						733,749,622

Education 7.17%
Arizona Industrial Development Authority - Academies Math & Sci Oblig†	5.625%		7/1/2048	BB+	2,235,000	2,244,441
Arizona Industrial Development Authority - Academies Math & Sci Oblig†	5.75%		7/1/2053	BB+	3,000,000	3,017,153
Arizona Industrial Development Authority - Basis Schools Inc Oblig†	5.00%		7/1/2047	BB	1,325,000	1,229,972	(d)
Arizona Industrial Development Authority - Basis Schools Inc Oblig†	5.00%		7/1/2051	BB	3,080,000	2,814,230	(d)

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy†	5.00%	7/1/2049	BB-		$2,000,000	$1,766,200
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy†	5.00%	7/1/2054	BB-		5,000,000	4,328,952
Build NYC Resource Corp. - E Harlem Scholars Oblig Gp NY†	5.75%	6/1/2052	BB+		1,250,000	1,274,052
Build NYC Resource Corp. - E Harlem Scholars Oblig Gp NY†	5.75%	6/1/2062	BB+		3,750,000	3,801,886
California Educational Facilities Authority - ST Mary’s College	5.25%	10/1/2044	BBB-		600,000	635,542
California Educational Facilities Authority - ST Mary’s College	5.50%	10/1/2053	BBB-		2,200,000	2,323,060
California Municipal Finance Authority - Sdori Charter Sch Pptys†	5.625%	3/1/2045	B+		11,500,000	10,815,560
Camden County Improvement Authority - Kipp Cooper Norcross Oblig NJ	6.00%	6/15/2062	BBB		2,535,000	2,754,305
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%	12/15/2049	Baa3		1,360,000	1,341,117
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%	12/15/2054	Baa3		705,000	686,111
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%	6/15/2039	NR		1,950,000	1,820,412
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	5.00%	6/15/2049	NR		9,815,000	8,776,716
Capital Trust Agency, Inc. - Sestrn Univ Oblig Group FL†	6.375%	5/1/2053	BB		6,150,000	6,211,694
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%	4/1/2048	A	(b)	7,250,000	7,940,133
Chicago Board of Education Dedicated Capital Improvement Tax IL TCRS (BAM)	5.00%	4/1/2045	AA		2,500,000	2,627,687
Chicago Board of Education IL GO	4.00%	12/1/2047	BB+		26,695,000	23,220,683
Chicago Board of Education IL GO	5.00%	12/1/2036	BB+		4,000,000	4,049,704
City of Jacksonville - Jacksonville University FL†	5.00%	6/1/2053	NR		6,500,000	5,786,658
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%	8/15/2045	NR		6,500,000	6,467,692
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2048	NR		5,010,000	3,580,676
Columbus-Franklin County Finance Authority - Ohio Dominican University	6.50%	3/1/2053	NR		3,500,000	2,445,114

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
County of Frederick - Mount St Mary’S Univ MD†	5.00%	9/1/2045	BB+	$10,145,000	$9,385,854
County of Tuscarawas - Ashland University OH	6.00%	3/1/2045	NR	5,000,000	4,999,465
Development Authority Of The City of Marietta - Life University Inc GA†	5.00%	11/1/2047	Ba3	8,000,000	6,955,505	(d)
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%	11/1/2037	Ba3	13,000,000	12,042,485
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D†	5.00%	9/15/2040	NR	1,505,000	1,359,250
Florida Development Finance Corp. - Renaissance Chtr Sch†	6.75%	6/15/2053	NR	5,000,000	5,360,435
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	5.00%	6/1/2048	NR	9,000,000	8,174,578
Illinois Finance Authority - Depaul College Prep†	5.50%	8/1/2043	BB+	1,360,000	1,393,505
Illinois Finance Authority - Depaul College Prep†	5.625%	8/1/2053	BB+	4,500,000	4,574,673
Industrial Development Authority of the City of Phoenix Arizona - Basis Schools Inc Oblig†	5.00%	7/1/2045	BB	7,200,000	6,757,972	(d)
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.25%	10/1/2040	NR	3,000,000	3,014,965
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.50%	10/1/2051	NR	7,915,000	7,869,656
Middlesex County Improvement Authority NJ(e)	5.00%	8/15/2053	Aa3	15,000,000	16,587,520
New York State Dormitory Authority - St John’s University	4.00%	7/1/2048	A-	2,360,000	2,306,734
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-	3,725,000	3,867,935
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2050	BBB-	8,000,000	8,124,066
Public Finance Authority - Minnesota Medical Univ WI†(c)	5.50%	12/1/2048	NR	65,535	33,429
Public Finance Authority - Uma Education Inc†	5.00%	10/1/2039	BB+	7,750,000	7,749,402
Public Finance Authority - Uma Education Inc WI†	5.00%	10/1/2034	BB+	2,610,000	2,672,581

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Public Finance Authority - Wingate University WI	5.25%		10/1/2043	BBB-	$2,000,000	$2,012,388
Sierra Vista Industrial Development Authority - American Leadership Acdmy AZ†	5.75%		6/15/2058	NR	19,000,000	19,060,146
State of Nevada Department of Business & Industry - Somerset Acad Nlv Bldg 1†	5.00%		12/15/2048	BB	1,500,000	1,375,986
Washington State Housing Finance Commission - Seattle Academy of Arts†	6.25%		7/1/2059	BBB	2,250,000	2,483,215
Washington State Housing Finance Commission - Seattle Academy of Arts†	6.375%		7/1/2063	BBB	2,000,000	2,185,728
Total						252,307,223

Energy 0.09%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	3,180,000	3,257,990

Financial Services 0.54%
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2047	CCC+	12,925,000	6,753,558
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2050	CCC+	23,325,000	12,192,372
Total						18,945,930

General Obligation 12.38%
Academical Village Community Development District FL	3.625%		5/1/2040	NR	2,320,000	1,924,570
Academical Village Community Development District FL	4.00%		5/1/2051	NR	4,500,000	3,582,388
American Samoa Economic Development Authority†	5.00%		9/1/2038	Ba3	5,500,000	5,565,767
American Samoa Economic Development Authority	6.625%		9/1/2035	Ba3	2,275,000	2,374,839
American Samoa Economic Development Authority†	7.125%		9/1/2038	Ba3	7,020,000	7,749,103
Arlington Higher Education Finance Corp. - Brooks Collegiate Acad TX	5.00%		6/15/2041	NR	3,000,000	2,693,092
Arlington Higher Education Finance Corp. - Brooks Collegiate Acad TX	5.00%		6/15/2051	NR	4,230,000	3,520,239
Black Belt Energy Gas District AL	5.25%	#(a)	2/1/2053	A1	17,500,000	18,695,789
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	19,500,000	20,639,231

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Board of Education IL GO	4.00%		12/1/2041	BB+	$5,000,000	$4,625,355
Chicago Board of Education IL GO	5.00%		12/1/2029	BB+	5,000,000	5,186,895
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	5,170,000	5,344,680
Chicago Board of Education IL GO	5.00%		12/1/2031	BB+	2,500,000	2,575,308
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	2,000,000	2,055,496
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+	1,500,000	1,540,449
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	9,515,000	10,045,399
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	9,015,000	9,027,033
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	8,410,000	8,410,840
Chicago Board of Education IL GO	5.875%		12/1/2047	BB+	3,750,000	4,086,431
Chicago Board of Education IL GO	6.00%		12/1/2049	BB+	4,875,000	5,356,080
Chicago Board of Education IL GO	6.50%		12/1/2046	BB+	5,000,000	5,235,015
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,000,000	2,214,632
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	3,840,000	3,999,403
Chicago Board of Education IL GO†	7.00%		12/1/2046	BB+	6,560,000	7,071,197
City of Chicago IL GO	5.00%		1/1/2040	BBB+	3,500,000	3,634,204
City of Chicago IL GO	5.00%		1/1/2044	BBB+	3,000,000	3,079,915
City of Chicago IL GO	5.50%		1/1/2030	BBB+	3,435,000	3,482,355
City of Chicago IL GO	5.50%		1/1/2033	BBB+	3,305,000	3,349,287
City of Chicago IL GO	5.50%		1/1/2037	BBB+	1,000,000	1,010,950
City of Chicago IL GO	5.50%		1/1/2039	BBB+	2,125,000	2,335,715
City of Chicago IL GO	5.50%		1/1/2049	BBB+	9,090,000	9,476,188
City of Chicago IL GO	6.00%		1/1/2038	BBB+	18,085,000	18,996,809
City of Coralville IA GO	4.50%		6/1/2032	BB+	4,000,000	4,004,834
City of New Haven CT GO	5.50%		8/1/2033	A-	1,000,000	1,094,016
City of New Haven CT GO	5.50%		8/1/2035	A-	660,000	720,166
City of New Haven CT GO	5.50%		8/1/2037	A-	1,280,000	1,385,499
City of Scranton PA GO†	5.00%		9/1/2028	BBB-	2,085,000	2,107,401
City of Scranton PA GO†	5.00%		9/1/2029	BBB-	1,000,000	1,011,192
City of Scranton PA GO	5.00%		11/15/2032	BBB-	10,920,000	10,931,821
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	18,255,500	9,972,067
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	12,945,000	11,915,941
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR	41,982,156	37,552,069
County of Pasco FL (AGM)	5.75%		9/1/2054	AA	2,000,000	2,276,933
Grant County Public Hospital District No. 1 WA GO	5.125%		12/1/2052	Baa2	4,750,000	4,902,395
Idaho Falls Auditorium District COPS†	5.25%		5/15/2051	NR	11,500,000	11,158,172
Main Street Natural Gas, Inc. GA	5.00%	#(a)	6/1/2053	A3	9,000,000	9,548,870

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2048	A1	$2,000,000	$2,240,141
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2048	A1	3,975,000	4,452,281
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2053	A1	4,000,000	4,441,887
Metropolitan Government Nashville & Davidson County Sports Authority TN (AGM)	5.25%	7/1/2053	A1	3,000,000	3,326,174
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2041	A2	1,500,000	1,724,349
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2042	A2	1,000,000	1,142,428
New York State Urban Development Corp.	3.00%	3/15/2049	Aa1	10,000,000	8,046,328
Pennsylvania Economic Development Financing Authority AMT	6.00%	6/30/2061	Baa2	23,480,000	26,093,005
Public Finance Authority - Ameream LLC WI†	7.00%	12/1/2050	NR	18,400,000	17,200,373
Puerto Rico Public Finance Corp.	Zero Coupon	8/1/2031	NR	24,500,000	643,125	(d)
State of Illinois GO	3.50%	6/1/2029	A-	4,520,000	4,524,312
State of Illinois GO	4.00%	6/1/2037	A-	7,040,000	7,072,949
State of Illinois GO	5.50%	5/1/2039	A-	8,280,000	9,172,195
State of Illinois GO	5.50%	10/1/2039	A-	4,000,000	4,559,096
State of Illinois GO	5.50%	3/1/2042	A-	5,250,000	5,876,403
State of Illinois GO	5.50%	3/1/2047	A-	15,270,000	16,769,199
State of Illinois GO	5.50%	5/1/2047	A-	6,000,000	6,595,903
State of Illinois GO	5.75%	5/1/2045	A-	1,000,000	1,101,130
University City Industrial Development Authority MO	4.875%	6/15/2036	NR	1,200,000	1,215,846	(d)
University City Industrial Development Authority MO	5.50%	6/15/2042	NR	6,000,000	6,074,765	(d)
Washington State Convention Center Public Facilities District	4.00%	7/1/2043	BBB-	6,245,000	6,064,150
Total					435,802,069

Health Care 16.32%
Antelope Valley Healthcare District CA	5.00%	3/1/2041	BBB	4,000,000	4,013,749
Antelope Valley Healthcare District CA	5.00%	3/1/2046	BBB	3,300,000	3,237,831
Antelope Valley Healthcare District CA	5.25%	3/1/2036	BBB	1,000,000	1,021,764
Atlanta Development Authority The - Georgia Protoncare Ctr In(c)	6.00%	1/1/2023	NR	2,000,000	900,000	(d)

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Atlanta Development Authority The - Georgia Protoncare Ctr In(c)	6.75%		1/1/2035	NR	$1,500,000	$675,000	(d)
Atlanta Development Authority The - Georgia Protoncare Ctr In(c)	7.00%		1/1/2040	NR	8,000,000	3,600,000	(d)
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2047	CCC+	15,315,000	8,004,264
Berks County Industrial Development Authority - Tower Health Oblig Group PA	4.00%		11/1/2050	CCC+	6,000,000	3,136,144
Berks County Industrial Development Authority - Tower Health Oblig Group PA	5.00%		11/1/2026	CCC+	3,235,000	2,036,257	(d)
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	CCC+	1,505,000	800,812
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2040	BB	4,880,000	4,750,606
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	5.00%		12/1/2045	BB	910,000	856,969
Bucks County Industrial Development Authority - Grand View Hosp Oblig Grp PA	4.00%		7/1/2046	BB-	22,745,000	18,041,300
Buffalo & Erie County Industrial Land Development Corp. - Catholic Hlth Sys Oblig NY	5.00%		7/1/2040	B-	11,020,000	9,004,795
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp	3.00%		2/1/2046	A3	5,000,000	3,657,719
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR	6,500,000	6,952,399	(d)
California Public Finance Authority - Kendal At Ventura†	12.00%		5/15/2028	NR	1,000,000	1,115,936	(d)
California Statewide Communities Development Authority - Eskaton Pptys Inc Oblig Gp	5.25%		11/15/2034	BBB-	1,565,000	1,565,140
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.00%		12/1/2046	BB	6,000,000	5,940,856
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig	5.25%		12/1/2044	BB	12,265,000	12,296,625
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.25%		12/1/2056	BB	29,545,000	29,640,040
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig	5.50%		12/1/2054	BB	13,255,000	13,245,732

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.50%	12/1/2058	BB		$17,750,000	$18,156,908
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.50%	7/1/2039	NR		57,837	54,367
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.75%	7/1/2024	NR		14,162	13,312
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.75%	7/1/2035	NR		28,324	26,625
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2037	BB-	(b)	4,000,000	3,520,961
Chester County Health & Education Facilities Authority - Immaculata University PA	5.00%	11/1/2046	BB-	(b)	4,100,000	3,298,564
City of Blaine - Crest View Oblig Grp MN	6.125%	7/1/2050	NR		5,000,000	3,250,000
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.375%	1/1/2033	NR		3,400,000	3,302,181
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.50%	1/1/2048	NR		16,350,000	14,920,719	(d)
County of Cuyahoga - The Metrohealth System OH	5.50%	2/15/2057	BBB		4,900,000	4,997,295
County of Howard - Columbia Vantage Hse Corp MD	5.00%	4/1/2044	NR		2,955,000	2,462,475
County of Howard - Columbia Vantage Hse Corp MD	5.00%	4/1/2046	NR		7,000,000	5,737,770
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2033	BB+		2,765,000	2,765,130
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2044	BB+		21,190,000	19,978,525
County of Washington - Marietta Area Hlthcr Oblig OH	6.75%	12/1/2052	NR		15,100,000	15,972,733
County of Wilson - Wilson County Hospital KS	5.60%	9/1/2036	NR		3,530,000	3,100,840	(d)
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2046	NR		2,225,000	2,268,111
Crawford County Hospital Authority - Meadville Med Ctr Oblig PA	6.00%	6/1/2051	NR		2,600,000	2,634,939

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Denver Health & Hospital Authority CO	5.25%	12/1/2045	BBB		$3,700,000	$3,702,195
Duluth Economic Development Authority - Essentia Health Oblig Grp MN	5.25%	2/15/2058	A-		10,500,000	10,818,498
Duluth Economic Development Authority - St Lukes Hosp Duluth Oblig MN	5.25%	6/15/2052	BB+		5,000,000	5,097,062
Franklin Health & Educational Facilities Board - MTPC LLC Oblig Group TN†(c)	7.50%	6/1/2047	NR		7,635,000	839,850
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2046	NR		4,450,000	4,130,745	(d)
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	5.00%	7/1/2051	NR		5,000,000	4,551,965	(d)
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2036	NR		1,500,000	1,350,530
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	5.00%	11/15/2040	NR		3,000,000	2,562,016
Grays Harbor County Public Hospital District No. 1 - Summit Pacific Medical WA	6.875%	12/1/2049	BB+		7,500,000	7,974,705
Grays Harbor County Public Hospital District No. 1 - Summit Pacific Medical WA	6.875%	12/1/2053	BB+		8,000,000	8,404,268
Harris County Cultural Education Facilities Finance Corp. - Brazos Presbyterian Oblig TX	5.125%	1/1/2048	BB+	(b)	1,655,000	1,417,823
Holmes County Hospital Corp. FL(c)	5.75%	11/1/2026	NR		3,280,000	3,102,911
Holmes County Hospital Corp. FL	6.00%	11/1/2038	NR		7,115,000	6,291,935
Idaho Health Facilities Authority - North Canyon Med Ctr Inc	7.00%	11/1/2048	NR		8,000,000	8,589,591
Idaho Health Facilities Authority - North Canyon Med Ctr Inc	7.125%	11/1/2057	NR		7,000,000	7,420,490
Industrial Development Authority of the County of Pima - La Posada Park Centre Oblig AZ†	6.875%	11/15/2052	NR		4,000,000	4,088,659
Industrial Development Authority of the County of Pima - La Posada Park Centre Oblig AZ†	7.00%	11/15/2057	NR		5,500,000	5,649,007
Jefferson County Public Hospital District No. 2 - Jefferson Healthcare WA	6.875%	12/1/2053	NR		10,000,000	10,296,303
Kentucky Economic Development Finance Authority - Masonic Homes Oblig	5.375%	11/15/2032	NR		1,100,000	1,004,327
King County Public Hospital District No. 4 WA	6.25%	12/1/2045	NR		4,000,000	4,024,775

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority - St James Place Oblig Grp	6.25%	11/15/2045	NR	$6,100,000	$5,847,313
Magnolia West Community Development District FL	5.35%	5/1/2037	NR	205,000	206,211
Maryland Health & Higher Educational Facilities Authority - Doctors Hosp Inc Oblig Grp	5.00%	7/1/2038	A3	10,415,000	10,676,182
Massachusetts Development Finance Agency - Ascentria Care Alliance†	5.00%	7/1/2041	NR	3,500,000	3,038,496
Massachusetts Development Finance Agency - Ascentria Care Alliance†	5.00%	7/1/2051	NR	5,625,000	4,556,626
Massachusetts Development Finance Agency - Ascentria Care Alliance†	5.00%	7/1/2056	NR	2,310,000	1,833,248
Moon Industrial Development Authority - Baptist Homes Society Oblig PA	6.00%	7/1/2045	NR	9,250,000	6,868,031
New Hampshire Business Finance Authority - Ascentria Care Alliance†	5.00%	7/1/2041	NR	1,885,000	1,606,084
New Hampshire Business Finance Authority - Ascentria Care Alliance†	5.00%	7/1/2051	NR	3,225,000	2,543,722
New Hampshire Business Finance Authority - Ascentria Care Alliance†	5.00%	7/1/2056	NR	1,910,000	1,472,075
New Jersey Economic Development Authority - Bancroft Neurohealth Oblig	5.00%	6/1/2036	NR	1,500,000	1,418,903
New York State Dormitory Authority	4.00%	3/15/2049	AA+	6,290,000	6,258,140
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%	7/1/2045	B-	5,500,000	3,929,520
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	4.50%	7/1/2052	B-	3,240,000	2,387,558
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	8,545,000	6,663,726
Oconee County Industrial Development Authority - Westminster Presbytrn Oblig GA	6.25%	12/1/2048	NR	1,000,000	867,913
Oconee County Industrial Development Authority - Westminster Presbytrn Oblig GA	6.375%	12/1/2053	NR	3,000,000	2,599,491
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.00%	8/15/2038	BB-	4,515,000	4,436,448
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.25%	8/15/2048	BB-	7,135,000	6,918,762

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.45%	8/15/2028	BB-	$3,000,000	$2,695,910
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.50%	8/15/2052	BB-	15,000,000	15,068,407
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.50%	8/15/2057	BB-	6,500,000	6,516,786
Philadelphia Authority for Industrial Development - Gtr Phila Hlth Action Inc PA	6.50%	6/1/2045	NR	2,485,000	2,470,614
Philadelphia Authority for Industrial Development - Gtr Phila Hlth Action Inc PA	6.625%	6/1/2050	NR	3,415,000	3,414,958
Public Finance Authority - Aurora Integrated Oncology Foundation WI†	10.00%	11/1/2038	NR	13,000,000	13,068,890
Public Finance Authority - Bancroft Neurohealth Oblig WI†	4.625%	6/1/2036	NR	4,330,000	3,884,033	(d)
Public Finance Authority - Bancroft Neurohealth Oblig WI†	5.125%	6/1/2048	NR	7,060,000	6,240,313
Public Finance Authority - Lehigh VY Hlth Network WI†	7.25%	12/1/2042	NR	8,750,000	8,817,575
Public Finance Authority - Lehigh VY Hlth Network WI†	7.50%	12/1/2052	NR	8,650,000	8,800,646
Public Finance Authority - Proton Intl - Delray LLC WI†(c)	6.85%	11/1/2046	NR	2,000,000	1,100,000
Public Finance Authority - Proton Intl Alabama LLC WI†(c)	6.85%	10/1/2047	NR	3,000,000	300,000
Public Finance Authority - Rose Villa Inc Oblig Grp WI†	5.75%	11/15/2044	NR	2,035,000	2,074,235
Rhode Island Health & Educational Building Corp. - Care New England Hlth Oblig	5.00%	9/1/2036	B+	7,000,000	6,875,926
Shelby County Health Educational & Housing Facilities Board - Luke Inc Oblig Group TN	5.75%	10/1/2059	NR	10,000,000	7,136,705
South Carolina Jobs-Economic Development Authority - Hampton Regl Med Ctr Oblig	5.00%	11/1/2042	NR	3,815,000	3,646,908
South Carolina Jobs-Economic Development Authority - Hampton Regl Med Ctr Oblig	5.00%	11/1/2046	NR	6,070,000	5,675,454	(d)

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Vlg Inc	7.50%	11/15/2053	NR		$9,000,000	$9,296,257
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Vlg Inc	7.75%	11/15/2058	NR		9,000,000	9,292,882
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblig	5.50%	12/1/2043	B+	(b)	5,025,000	4,752,066
Tarrant County Cultural Education Facilities Finance Corp TX(e)	5.00%	7/1/2053	A1		9,500,000	10,004,153
Upper San Juan Health Service District Medical Center Revenue CO	6.00%	6/1/2041	NR		2,225,000	2,240,829
Upper San Juan Health Service District Medical Center Revenue CO	6.125%	6/1/2046	NR		3,015,000	3,028,979
West Virginia Hospital Finance Authority - Vandalia Hlth Oblig Grp	6.00%	9/1/2048	Baa1		2,060,000	2,354,458
West Virginia Hospital Finance Authority - Vandalia Hlth Oblig Grp	6.00%	9/1/2053	Baa1		3,250,000	3,684,367
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2047	AA		2,875,000	3,080,092
Westchester County Local Development Corp. Health Oblig NY	5.75%	11/1/2053	AA		2,250,000	2,541,005
Westchester County Local Development Corp. Health Oblig NY	6.25%	11/1/2052	BBB-		1,280,000	1,464,395
Wisconsin Health & Educational Facilities Authority - Ascension Health Credit Grp	4.00%	11/15/2046	AA+		5,180,000	4,986,820
Wisconsin Health & Educational Facilities Authority - Sauk-Prairie Mem Hosp Oblig	5.375%	2/1/2048	Ba2		4,000,000	3,657,496
Total						574,572,656

Housing 4.82%
California Community Housing Agency†	3.00%	2/1/2057	NR		14,105,000	9,328,024
California Community Housing Agency†	4.00%	2/1/2050	NR		21,045,000	15,442,215
California Community Housing Agency†	5.00%	8/1/2050	NR		11,000,000	10,251,916
California Housing Finance Agency	3.25%	8/20/2036	BBB		2,419,793	2,277,626
California Municipal Finance Authority - Caritas Affordable Hsg	5.25%	8/15/2039	A-		550,000	554,766
California Statewide Communities Development Authority†	3.00%	6/1/2047	NR		16,640,000	12,078,136

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2038	Baa3		$1,000,000	$1,054,704
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2040	Baa3		1,000,000	1,043,512
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2048	Baa3		1,350,000	1,375,623
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2053	Baa3		1,770,000	1,795,369
Capital Projects Finance Authority - Provident Group - Continu FL	5.00%	11/1/2058	Baa3		1,750,000	1,766,889
CMFA Special Finance Agency CA†	4.00%	12/1/2045	NR		9,650,000	7,735,333
CSCDA Community Improvement Authority CA†	3.00%	3/1/2057	NR		7,000,000	4,684,970
CSCDA Community Improvement Authority CA†	3.125%	8/1/2056	NR		14,500,000	10,114,079
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR		13,250,000	9,567,213
CSCDA Community Improvement Authority CA†	4.00%	2/1/2057	NR		4,500,000	3,252,252
CSCDA Community Improvement Authority CA†	4.00%	3/1/2057	NR		3,500,000	2,489,652
CSCDA Community Improvement Authority CA†	4.00%	6/1/2057	NR		13,980,000	9,250,579
Indiana Finance Authority - Chf- Tippecanoe LLC	5.00%	6/1/2053	BBB-		3,285,000	3,300,931
Indiana Finance Authority - Chf- Tippecanoe LLC	5.375%	6/1/2064	BBB-		5,450,000	5,562,959
Iowa Finance Authority - Lifespace Communities Inc	7.50%	5/15/2053	BBB	(b)	5,750,000	5,896,631
Maryland Economic Development Corp.	5.75%	7/1/2053	BBB-		2,000,000	2,150,847
Maryland Economic Development Corp.	6.00%	7/1/2058	BBB-		5,000,000	5,456,638
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB		5,395,559	5,453,770
New York State Housing Finance Agency (SONYMA/FNMA)	3.25%	11/1/2052	Aa2		5,000,000	4,005,773
Palm Beach County School District - Lifespace Communities Inc FL	7.50%	5/15/2053	BBB	(b)	1,000,000	1,025,528
Palm Beach County School District - Lifespace Communities Inc FL	7.625%	5/15/2058	BBB	(b)	2,000,000	2,054,192
Public Finance Authority - Chf Manoa LLC WI†	5.75%	7/1/2053	BBB-		3,185,000	3,318,736

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Public Finance Authority - Chf Manoa LLC WI†	5.75%	7/1/2063	BBB-		$9,870,000	$10,217,077
Roanoke County Economic Development Authority - Richfield Living Oblig VA(c)	5.25%	9/1/2049	NR		6,835,000	6,309,654
Roanoke County Economic Development Authority - Richfield Living Oblig VA(c)	5.375%	9/1/2054	NR		2,505,000	2,312,463
Virginia Beach Development Authority - Westminster-Canterbury On Ches	7.00%	9/1/2053	BB+	(b)	8,000,000	8,585,321
Total						169,713,378

Lease Obligations 0.43%
New Jersey Economic Development Authority	5.00%	6/15/2043	A2		3,800,000	4,006,733
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+		1,175,000	1,175,218
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+		6,500,000	6,501,570
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2035	A2		3,250,000	3,543,407
Total						15,226,928

Other Revenue 5.55%
Anson Education Facilities Corp. - Arlington Classics Acdmy TX	5.00%	8/15/2045	BBB-		2,250,000	2,273,559
Arizona Industrial Development Authority - American Chtr Schs Fndtn†	6.00%	7/1/2047	BB+		2,460,000	2,491,607
Arizona Industrial Development Authority - Odyssey Preparatory Academy†	5.50%	7/1/2052	BB-		750,000	704,921
Arlington Higher Education Finance Corp. - Newman Internantional Acdmy TX	5.50%	8/15/2046	NR		5,000,000	4,663,157
Broward County Convention Center FL(e)	5.50%		AA		17,000,000	19,000,362
California School Finance Authority - Kipp Socal Pub Schs Oblig†	5.125%	7/1/2044	BBB		2,390,000	2,396,378
Capital Trust Agency, Inc. - Educational Growth Fund FL†	5.00%	7/1/2056	NR		13,350,000	12,242,848
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Oblig FL†	5.00%	12/15/2050	NR		14,700,000	12,577,342
Chester County Industrial Development Authority - Collegium Charter School PA	5.125%	10/15/2037	BB		1,000,000	966,031
Chester County Industrial Development Authority - Collegium Charter School PA	5.25%	10/15/2047	BB		2,500,000	2,272,675

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.25%		12/1/2038	BB+	$1,400,000	$1,422,315
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.50%		12/1/2043	BB+	1,850,000	1,872,890
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.50%		12/1/2053	BB+	11,485,000	11,515,204
Clifton Higher Education Finance Corp. - Idea Public Schools TX	6.00%		8/15/2043	A-	1,000,000	1,001,123
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.125%		8/15/2048	Baa3	22,025,000	22,296,278
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	25,593,914	13,980,676
Commonwealth of Puerto Rico	Zero Coupon		11/1/2051	NR	796,127	148,279
Florida Development Finance Corp. - Franklin Acad Ser 2016 Oblig†	5.00%		7/15/2046	NR	4,000,000	3,680,410
Florida Development Finance Corp. - Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	1,220,000	244,000
Florida Development Finance Corp. - Palm Bay Academy Inc†	Zero Coupon		5/15/2037	NR	940,000	9
Florida Development Finance Corp. - Palm Bay Academy Inc†	6.375%		5/15/2037	NR	2,620,000	2,258,594
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D†	5.00%		9/15/2050	NR	3,505,000	2,951,168
Florida Development Finance Corp. - Renaissance Chtr Sch 2015†	6.125%		6/15/2046	NR	5,000,000	5,021,406
GDB Debt Recovery Authority of Puerto Rico	7.50%		8/20/2040	NR	535,608	457,275
Industrial Development Authority of the City of Phoenix Arizona - Basis Schools Inc Oblig†	5.00%		7/1/2046	BB	5,130,000	4,782,451	(d)
Industrial Development Authority of the County of Pima - Edkey Oblig Group AZ†	5.00%		7/1/2049	NR	6,000,000	5,361,722
Industrial Development Authority of the County of Pima - Edkey Oblig Group AZ†	5.00%		7/1/2055	NR	4,000,000	3,511,294
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	5.50%		6/15/2038	NR	3,200,000	3,207,393
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	5.625%		6/15/2048	NR	4,350,000	4,239,929
Main Street Natural Gas, Inc. GA	5.00%		5/15/2043	A2	1,900,000	1,949,357

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Maricopa County Industrial Development Authority - Paragon Management Inc AZ†	5.00%	7/1/2047	BB+	$4,000,000	$3,798,622
Maryland Economic Development Corp.(c)	5.00%	12/1/2031	NR	10,700,000	6,420,000
Maryland Economic Development Corp.(c)	5.25%	12/1/2031	NR	3,000,000	1,800,000
Michigan Finance Authority - Bradford Academy	4.30%	9/1/2030	NR	845,000	768,311	(d)
Michigan Finance Authority - Bradford Academy	4.80%	9/1/2040	NR	1,845,000	1,528,527	(d)
Michigan Finance Authority - Bradford Academy	5.00%	9/1/2050	NR	3,010,000	2,362,290	(d)
Michigan Public Educational Facilities Authority - Crescent Academy	7.00%	10/1/2036	NR	607,500	607,764
New Jersey Economic Development Authority	5.00%	11/1/2052	A2	10,370,000	11,147,794
Plymouth Educational Center Charter School MI	5.375%	11/1/2030	D	1,425,000	869,250
Utah Charter School Finance Authority - Freedom Academy Fndtn†	5.00%	6/15/2041	NR	1,020,000	859,790
Utah Charter School Finance Authority - Freedom Academy Fndtn†	5.00%	6/15/2052	NR	1,300,000	984,836
Utah Charter School Finance Authority - Freedom Academy Fndtn†	5.375%	6/15/2048	NR	5,150,000	4,243,991
Washington State Convention Center Public Facilities District	3.00%	7/1/2043	BBB-	4,375,000	3,579,154
Washington State Convention Center Public Facilities District	3.00%	7/1/2058	BBB-	2,400,000	1,692,662
Washington State Convention Center Public Facilities District	4.00%	7/1/2058	BBB-	6,000,000	5,424,143
Total					195,577,787

Special Tax 3.68%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%	5/1/2032	Ba3	2,425,000	2,478,261
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%	5/1/2042	NR	3,215,000	3,233,562
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%	5/1/2042	NR	11,375,000	11,781,100
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.125%	7/1/2036	NR	1,030,000	1,033,262
Anne Arundel County Consolidated Special Taxing District MD Special Tax	5.25%	7/1/2044	NR	2,150,000	2,153,763

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Arborwood Community Development District FL	6.90%	5/1/2036	NR	$610,000	$610,612
Arborwood Community Development District FL	6.90%	5/1/2036	NR	50,000	50,014
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2042	NR	4,000,000	3,901,249
Babcock Ranch Community Independent Special District FL	5.00%	5/1/2053	NR	4,000,000	3,677,475
Celebration Pointe Community Development District No. 1 FL	3.375%	5/1/2041	NR	3,970,000	3,172,360
Celebration Pointe Community Development District No. 1 FL	5.00%	5/1/2048	NR	6,555,000	6,330,854
City of Baltimore MD	4.875%	6/1/2042	NR	1,275,000	1,282,748
City of Baltimore MD	5.00%	6/1/2051	NR	1,600,000	1,602,137
Grandview Industrial Development Authority MO Tax Allocation(c)	5.75%	12/1/2028	NR	1,000,000	380,000	(d)
Industrial Development Authority of the City of St. Louis Missouri	4.375%	11/15/2035	NR	3,500,000	2,851,553
Industrial Development Authority of the City of St. Louis Missouri	4.75%	11/15/2047	NR	8,975,000	6,753,758
Inland Valley Development Agency CA Tax Allocation	5.25%	9/1/2037	A	3,375,000	3,381,407
Lakewood Ranch Stewardship District FL	6.30%	5/1/2054	NR	4,500,000	4,660,056
Miami World Center Community Development District FL	5.25%	11/1/2049	NR	4,500,000	4,516,381
Mida Mountain Village Public Infrastructure District UT†	4.00%	8/1/2050	NR	8,500,000	6,615,612
Mida Mountain Village Public Infrastructure District UT†	4.25%	8/1/2035	NR	3,290,000	3,089,849
Mida Mountain Village Public Infrastructure District UT†	4.50%	8/1/2040	NR	1,250,000	1,115,917
Mida Mountain Village Public Infrastructure District UT†	5.00%	8/1/2050	NR	3,500,000	3,123,923
Military Installation Development Authority UT	4.00%	6/1/2052	NR	11,485,000	8,532,838
Northern Palm Beach County Improvement District FL	5.00%	8/1/2046	NR	5,000,000	4,966,345
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2037	NR	875,000	873,226
Peninsula Town Center Community Development Authority VA†	5.00%	9/1/2045	NR	6,050,000	5,779,892

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Prince George’s County Revenue Authority MD Tax Allocation†	5.00%	7/1/2046	NR	$5,000,000	$5,003,925
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%	9/1/2052	AA	2,500,000	2,751,818
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2041	NR	2,000,000	1,390,414
Rocky Mountain Rail Park Metropolitan District CO GO†	5.00%	12/1/2051	NR	6,520,000	3,885,544
Scranton Redevelopment Authority PA GTD	5.00%	11/15/2028	BBB-	3,720,000	3,725,630
Stone Canyon Community Improvement District MO(c)	5.70%	4/1/2022	NR	1,485,000	133,650	(d)
Tern Bay Community Development District FL	5.375%	5/1/2037	NR	350,000	350,143
Village Metropolitan District CO GO	5.00%	12/1/2040	NR	2,000,000	1,978,453
Village Metropolitan District CO GO	5.00%	12/1/2049	NR	4,085,000	3,946,687
West Villages Improvement District FL	4.75%	5/1/2039	NR	1,750,000	1,653,240
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,940,000	1,938,763
Westview South Community Development District FL	5.375%	5/1/2043	NR	1,000,000	1,003,191
Westview South Community Development District FL	5.60%	5/1/2053	NR	2,910,000	2,910,870
Westview South Community Development District FL	5.625%	5/1/2053	NR	1,000,000	1,006,042
Total					129,626,524

Tax Revenue 5.03%
American Samoa Economic Development Authority†	6.50%	9/1/2028	Ba3	2,750,000	2,921,485
City of Reno NV†	Zero Coupon	7/1/2058	NR	18,500,000	1,916,879
City of Sparks NV†	2.75%	6/15/2028	Ba1	590,000	561,126
County of Monongalia WV†	5.00%	6/1/2033	NR	500,000	515,292
County of Monongalia WV†	5.75%	6/1/2043	NR	1,000,000	1,061,179
County of Monongalia WV†	6.00%	6/1/2053	NR	1,750,000	1,879,600
Metropolitan Pier & Exposition Authority IL	5.50%	6/15/2053	A	9,150,000	9,343,714
Metropolitan Pier & Exposition Authority IL (NATL)	Zero Coupon	12/15/2037	A	10,000,000	5,944,833
Monongalia County Commission Excise Tax District WV†	4.125%	6/1/2043	NR	5,380,000	4,962,932

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York Liberty Development Corp. TCRS (BAM)	3.00%	2/15/2042	AA	$4,000,000	$3,565,852
New York State Urban Development Corp.	3.00%	3/15/2047	AA+	3,740,000	3,052,665
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	3,965,000	2,645,900
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	20,225,000	20,128,201
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	2,010,000	2,000,380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	44,484,000	44,134,867
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	66,960,000	67,361,050
Washington State Convention Center Public Facilities District	3.00%	7/1/2048	BBB-	6,710,000	5,146,169
Total					177,142,124

Taxable Revenue - Water & Sewer 0.64%
City of Chicago Waterworks Revenue IL (e)	5.50%	11/1/2062	AA	20,290,000	22,586,822

Tobacco 6.99%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR	70,315,000	66,179,986
California Statewide Financing Authority	Zero Coupon	6/1/2046	NR	26,325,000	6,627,951
California Statewide Financing Authority†	Zero Coupon	6/1/2055	NR	42,500,000	2,168,873
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2046	NR	4,780,000	993,814
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	21,000,000	2,253,859
District of Columbia Tobacco Settlement Financing Corp.	Zero Coupon	6/15/2055	NR	100,000,000	9,648,870
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	30,000,000	1,949,589
Golden State Tobacco Securitization Corp. CA	Zero Coupon	6/1/2066	NR	190,000,000	22,446,486
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon	6/1/2057	CCC	47,000,000	3,576,282
Iowa Tobacco Settlement Authority	4.00%	6/1/2049	BBB+	4,000,000	3,721,805
Michigan Finance Authority	4.00%	6/1/2049	BBB+	4,005,000	3,703,501

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco (continued)
Michigan Tobacco Settlement Finance Authority	Zero Coupon	6/1/2058	NR	$103,300,000	$4,358,196
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	22,900,000	1,186,941
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	50,000,000	3,098,045
Nassau County Tobacco Settlement Corp. NY	5.00%	6/1/2035	CCC+	3,170,000	2,990,619
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+	3,305,108	3,287,983
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	41,035,000	2,650,061
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR	10,000,000	5,070,022
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR	20,000,000	1,868,812
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	Zero Coupon	6/1/2046	CCC-	15,000,000	2,911,015
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	Zero Coupon	6/1/2054	NR	16,000,000	3,055,003
Tobacco Settlement Financing Corp. RI	Zero Coupon	6/1/2052	CCC-	25,885,000	4,592,561
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	9,500,000	2,508,309
Tobacco Settlement Financing Corp. VA	Zero Coupon	6/1/2047	CCC-	110,695,000	29,899,948
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-	38,860,000	37,054,494
TSASC, Inc. NY	5.00%	6/1/2045	CCC+	7,170,000	6,553,425	(d)
TSASC, Inc. NY	5.00%	6/1/2048	NR	12,835,000	11,579,147
Total					245,935,597

Transportation 9.11%
Central Texas Turnpike System	5.00%	8/15/2042	A-	6,265,000	6,272,785
Chicago O’Hare International Airport IL AMT	5.00%	1/1/2047	A+	5,000,000	5,093,174
City & County of Denver Airport System Revenue CO AMT	5.50%	11/15/2025	A+	3,410,000	3,417,491

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Houston Airport System Revenue - United Airlines Inc TX AMT	4.75%	7/1/2024	BB-	$1,410,000	$1,411,151
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%	7/15/2028	BB-	3,500,000	3,525,318
City of Los Angeles Department of Airports CA AMT	5.00%	5/15/2040	AA	8,495,000	8,581,915
City of Reno NV†	Zero Coupon	7/1/2058	NR	26,000,000	3,419,403
City of Salt Lake City Airport Revenue UT AMT	5.50%	7/1/2053	A2	2,500,000	2,747,307
County of Miami-Dade Aviation Revenue FL AMT	5.00%	10/1/2044	A	5,000,000	5,217,068
E-470 Public Highway Authority CO (NATL)	Zero Coupon	9/1/2031	A+	20,000,000	15,770,694
Foothill-Eastern Transportation Corridor Agency CA	3.95%	1/15/2053	A	5,500,000	5,196,060
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2048	AA	1,250,000	1,360,559
Greater Asheville Regional Airport Authority NC (AGM) AMT	5.25%	7/1/2053	AA	2,000,000	2,159,071
Greater Orlando Aviation Authority FL AMT	4.00%	10/1/2049	AA-	6,370,000	6,124,895
Maryland Economic Development Corp. - Consol Marine Terminals L	5.75%	9/1/2025	BB	9,000,000	9,012,700
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%	6/30/2047	Baa3	2,500,000	2,604,298
Maryland Economic Development Corp. - Purple Line Transit Ptr AMT	5.25%	6/30/2055	Baa3	12,610,000	12,998,013
Maryland Economic Development Corp. Tax Allocation	4.00%	9/1/2050	NR	10,000,000	8,418,559
Metropolitan Nashville Airport Authority TN AMT	5.50%	7/1/2052	A1	9,150,000	9,981,885
Metropolitan Transportation Authority NY(e)	4.75%	11/15/2045	A-	14,710,000	15,125,651
Metropolitan Transportation Authority NY	5.25%	11/15/2044	A-	12,500,000	12,586,574
Metropolitan Transportation Authority NY(e)	5.25%	11/15/2055	A-	7,000,000	7,424,888
New Jersey Transportation Trust Fund Authority	5.50%	6/15/2050	A2	2,000,000	2,241,125
New York City Transitional Development Corp. NY AMT	5.375%	6/30/2060	Baa3	21,750,000	22,578,497

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York City Transitional Development Corp. NY AMT	6.00%	6/30/2054	Baa3	$16,500,000	$18,230,964
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%	1/1/2036	Baa3	9,305,000	8,923,603
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.375%	10/1/2045	Baa3	16,765,000	16,004,825
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%	10/1/2040	Baa3	8,480,000	8,588,350
New York Transportation Development Corp. - Delta Airlines Inc AMT	5.625%	4/1/2040	Baa3	8,000,000	8,622,022
New York Transportation Development Corp. - Delta Airlines Inc AMT	6.00%	4/1/2035	Baa3	9,000,000	10,043,842
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2041	Baa2	5,000,000	4,800,585
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%	1/1/2050	Baa2	8,730,000	8,739,781
North Parkway Municipal Management District No. 1 TX†	4.75%	9/15/2041	NR	2,930,000	2,791,466
North Parkway Municipal Management District No. 1 TX†	5.00%	9/15/2051	NR	4,875,000	4,569,460
Port Authority of New York & New Jersey AMT	5.00%	11/15/2041	AA-	10,500,000	10,713,525
Port Authority of New York & New Jersey AMT	5.00%	12/1/2053	Aa3	7,075,000	7,491,858
Port Authority of New York & New Jersey AMT	5.25%	8/1/2047	AA-	5,000,000	5,404,749
Port Authority of New York & New Jersey AMT	5.50%	8/1/2052	AA-	3,500,000	3,825,952
Port of Portland Airport Revenue OR AMT	5.50%	7/1/2048	AA-	6,250,000	6,950,544
San Diego County Regional Airport Authority CA AMT	4.00%	7/1/2046	A2	4,500,000	4,400,025
San Diego County Regional Airport Authority CA AMT	5.00%	7/1/2056	A2	5,000,000	5,214,276
Texas Private Activity Bond Surface Transportation Corp. AMT	5.50%	12/31/2058	Baa1	5,000,000	5,430,625
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	4.00%	1/1/2048	BBB	7,205,000	6,734,705
Total					320,750,238

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities 7.50%
Baltimore Proj Revenue MD(e)	5.25%		7/1/2047	AA-	$7,195,000	$8,015,093
Baltimore Proj Revenue MD(e)	5.25%		7/1/2052	AA-	12,190,000	13,579,428
Black Belt Energy Gas District AL	4.00%	#(a)	10/1/2052	A2	4,100,000	4,119,422
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2	9,450,000	10,117,106
Black Belt Energy Gas District AL	5.50%	#(a)	11/1/2053	A2	16,335,000	17,447,193
California Community Choice Financing Authority(e)	5.25%		11/1/2054	A2	14,000,000	15,137,461
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2034	NR	1,000,000	1,012,208
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2049	NR	5,500,000	5,400,438
City of Compton Water Revenue CA	6.00%		8/1/2039	NR	3,710,000	3,710,554
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	7,175,000	7,536,407
County of Jefferson Sewer Revenue AL	6.50%		10/1/2053	BBB	26,800,000	28,150,216
County of Jefferson Sewer Revenue AL	7.50%		10/1/2039	BBB	5,000,000	5,255,988
County of Jefferson Sewer Revenue AL	7.75%		10/1/2046	BBB	5,445,000	5,717,245
County of Jefferson Sewer Revenue AL (AGM)	Zero Coupon		10/1/2028	AA	4,035,000	3,183,716
County of Jefferson Sewer Revenue AL (AGM)	5.00%		10/1/2044	AA	5,070,000	5,143,036
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	7,500,000	8,404,504
Florida Development Finance Corp. - Waste Pro Usa Inc AMT†	5.25%		8/1/2029	NR	7,000,000	6,766,710
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	4,250,000	3,414,854
Main Street Natural Gas, Inc. GA	4.00%	#(a)	5/1/2052	A3	2,115,000	2,130,382
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	33,000,000	31,766,308
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	2,165,000	2,182,478
Main Street Natural Gas, Inc. GA	5.00%	#(a)	12/1/2052	A3	9,000,000	9,503,454
Montgomery County Industrial Development Authority - Constellation Energy Gen PA	4.10%	#(a)	4/1/2053	BBB+	8,000,000	8,162,299
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	2,000,000	2,004,662
Patriots Energy Group Financing Agency SC	5.25%	#(a)	10/1/2054	A1	15,000,000	16,173,226

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		4.00%		7/1/2042	NR	$6,250,000	$5,536,060
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2035	NR	1,500,000	1,516,565
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%		7/1/2047	NR	11,500,000	11,343,538
Southeast Energy Authority A Cooperative District AL		4.00%	#(a)	12/1/2051	A1	6,000,000	5,993,559
Southeast Energy Authority A Cooperative District AL		5.50%	#(a)	1/1/2053	A1	5,000,000	5,431,952
Texas Municipal Gas Acquisition & Supply Corp. IV		5.50%	#(a)	1/1/2054	A2	9,250,000	10,287,412
Total							264,143,474
Total Municipal Bonds (cost $3,650,213,172)							3,559,338,362

		Interest
		Rate		Final
	Interest	Reset		Maturity
	Rate#	Date(f)		Date

SHORT-TERM INVESTMENTS 0.62%

Variable Rate Demand Notes 0.62%

General Obligation 0.56%
City of New York NY GO	4.100%	1/2/2024		10/1/2046	AA	5,000,000	5,000,000
City of New York NY GO	4.150%	1/2/2024		4/1/2042	AA	7,900,000	7,900,000
City of New York NY GO	4.150%	1/2/2024		4/1/2042	AA	6,990,000	6,990,000
Total							19,890,000

Utilities 0.06%
Development Authority of Appling County - Georgia Power Company (cost $2,000,000)	3.550%	1/2/2024		9/1/2041	BBB+	2,000,000	2,000,000
Total Short-Term Investments (cost $21,890,000)							21,890,000
Total Investments in Securities 101.71% (cost $3,672,103,172)							3,581,228,362
Other Assets and Liabilities – Net(g) (1.71)%							(60,178,722)
Net Assets 100.00%							$3,521,049,640

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
GTD	Guaranteed.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $1,025,389,251, which represents 29.12% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2024	189	Short	$(21,898,733)	$(23,613,188)	$(1,714,455)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds(3)
Corporate-Backed	$—	$723,284,422	$10,465,200	$733,749,622
Education	—	234,549,544	17,757,679	252,307,223
General Obligation	—	427,868,333	7,933,736	435,802,069
Health Care	—	523,029,308	51,543,348	574,572,656
Other Revenue	—	186,136,208	9,441,579	195,577,787
Special Tax	—	129,112,874	513,650	129,626,524
Tobacco	—	239,382,172	6,553,425	245,935,597
Remaining Industries	—	991,766,884	—	991,766,884
Short-Term Investments
Variable Rate Demand Notes	—	21,890,000	—	21,890,000
Total	$—	$3,477,019,745	$104,208,617	$3,581,228,362

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,714,455)	—	—	(1,714,455)
Total	$(1,714,455)	$—	$—	$(1,714,455)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes Municipal Bonds held in the Trust .

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal
Investment Type	Bonds
Balance as of October 1, 2023	$60,493,820
Accrued Discounts (Premiums)	1,860
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	7,182,712
Purchases	2,737,216
Sales	—
Transfers into Level 3(a)	67,893,209
Transfers out of Level 3(a)	(34,100,200)
Balance as of December 31, 2023	$104,208,617
Change in unrealized appreciation/ depreciation for the period ended December 31, 2023, related to Level 3 investments held at December 31, 2023	$7,182,712

(a)	The fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.01%

MUNICIPAL BONDS 99.01%

Airlines 0.52%
New Jersey Economic Development Authority - Port Newark Container AMT	5.00%		10/1/2026	Baa2	$2,135,000	$2,185,935
New Jersey Economic Development Authority - Port Newark Container AMT	5.00%		10/1/2027	Baa2	3,355,000	3,468,036
Total						5,653,971

Corporate-Backed 28.96%
Allegheny County Industrial Development Authority - US Steel Corporation PA	5.125%		5/1/2030	BB-	10,485,000	10,668,357
Avenir Community Development District FL	4.50%		5/1/2030	NR	2,000,000	2,011,343
Boggy Creek Improvement District FL	4.50%		5/1/2033	NR	1,075,000	1,080,085
Calhoun County Navigation Industrial Development Authority - Max Midstream Texas LLC AMT†	3.625%		7/1/2026	NR	2,500,000	2,322,818
California Municipal Finance Authority - Waste Mgmt Inc AMT	4.80%	#(a)	11/1/2041	A-	2,500,000	2,517,248
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-	4,700,000	4,626,614
Chandler Industrial Development Authority - Intel Corporation AZ AMT	5.00%	#(a)	6/1/2049	A	8,830,000	8,847,520
City of Farmington - Public Service Co of NM	3.90%	#(a)	6/1/2040	BBB	4,500,000	4,564,022
City of Henderson - Pratt Paper LLC KY AMT†	3.70%		1/1/2032	NR	4,750,000	4,562,009
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/1/2029	BB-	7,215,000	7,216,693
City of Houston Airport System Revenue - United Airlines Inc TX AMT	6.50%		7/15/2030	BB-	4,000,000	4,001,746
City of Houston Airport System Revenue TX AMT(b)	5.00%		7/15/2028	BB-	2,500,000	2,518,084
City of Valparaiso - Pratt Paper LLC IN AMT	5.875%		1/1/2024	NR	170,000	170,000
City of Whiting - BP Prods North America IN AMT	5.00%	#(a)	11/1/2047	A2	4,500,000	4,524,351
County of Clark - Southern CA Edison Co NV	2.10%		6/1/2031	A2	5,060,000	4,365,254
Florida Development Finance Corp. - Waste pro USA Inc AMT†	6.125%	#(a)	7/1/2032	NR	3,375,000	3,403,788

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Florida Development Finance Corp. - Waste Pro USA Inc AMT†	5.00%		5/1/2029	NR	$1,410,000	$1,351,965
Greater Orlando Aviation Authority - Jetblue Airways Corp FL	5.00%		11/15/2026	NR	2,600,000	2,600,493
Hoover Industrial Development Board - US Steel Corporation AL AMT	6.375%	#(a)	11/1/2050	BB-	1,570,000	1,697,208
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(a)	9/1/2042	NR	5,000,000	5,325,718
Iowa Finance Authority - Iowa Fertilizer Co LLC	4.00%	#(a)	12/1/2050	BBB-	8,370,000	8,495,311
Jefferson County Port Authority - JSW Steel USA OH†	5.00%	#(a)	12/1/2053	Ba1	5,400,000	5,455,536
Love Field Airport Modernization Corp. - Southwest Airlines Co TX	5.00%		11/1/2028	Baa1	3,835,000	3,836,115
Maryland Industrial Development Financing Authority - Occidental Petroleum Corp	5.75%		3/1/2030	Baa3	5,645,000	5,645,000
Michigan Strategic Fund - Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	5,635,000	5,562,704
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	10,000,000	9,880,871
Mississippi Business Finance Corp. - Huntington Ingalls Inds	4.55%		12/1/2028	BBB-	2,000,000	1,991,232
Montgomery County Industrial Development Authority - Constellation Energy Gen PA AMT	4.45%	#(a)	10/1/2034	BBB+	7,500,000	7,621,499
New Hampshire Business Finance Authority - Casella Waste Systems Inc†	2.95%		4/1/2029	B+	3,300,000	3,012,563
New Hampshire Business Finance Authority - Covanta Holding Corp AMT†	4.00%		11/1/2027	B	1,525,000	1,477,022
New Hampshire Business Finance Authority - Waste Mgmt Inc AMT	Zero Coupon		7/1/2027	A-	3,160,000	3,130,585	(c)
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	8,365,000	8,381,944
New Jersey Economic Development Authority - United Airlines Inc	5.75%		9/15/2027	BB-	6,500,000	6,502,406
New York City Industrial Development Agency - TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+	860,000	860,349
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR	6,555,000	6,564,484

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+	$2,475,000	$2,387,811
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+	1,000,000	899,442
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	3.125%	#(a)	12/1/2044	B+	4,500,000	4,317,335
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B1	1,000,000	1,014,417
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2026	B+	4,155,000	4,155,620
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+	13,000,000	13,031,378
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+	2,245,000	2,339,865
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+	2,500,000	2,578,936
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2024	Baa3	3,200,000	3,200,000
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2027	Baa3	5,000,000	5,119,875
Niagara Area Development Corp. - Covanta Holding Corp NY†	3.50%		11/1/2024	B	7,600,000	7,507,095
Parish of St. James - Nustar Logistics LP LA†	5.85%	#(a)	8/1/2041	BB-	4,225,000	4,311,806
Parish of St. James - Nustar Logistics LP LA†	6.10%	#(a)	6/1/2038	BB-	7,095,000	7,791,171
Pennsylvania Economic Development Financing Authority - Consol Energy Inc AMT†	9.00%	#(a)	4/1/2051	BB	3,125,000	3,447,773
Pennsylvania Economic Development Financing Authority - Covanta Holding Corp AMT†	3.25%		8/1/2039	B	7,700,000	5,531,788
Polk County Industrial Development Authority - Mineral Development LLC FL†	5.875%		1/1/2033	NR	1,310,000	1,330,557
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX†	6.00%		1/1/2025	NR	3,230,000	3,049,104
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	1.875%		1/1/2026	NR	2,710,000	2,531,159
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.00%		1/1/2027	NR	1,250,000	1,131,998
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.125%		1/1/2028	NR	775,000	682,079

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.25%		1/1/2029	NR	$1,300,000	$1,114,572
Port Beaumont Navigation District - Jefferson 2020 Bond Oblig TX AMT†	2.625%		1/1/2031	NR	1,600,000	1,322,703
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BB+	2,350,000	2,350,063
Public Finance Authority - Ameream LLC WI†	5.00%		12/1/2027	NR	1,275,000	1,180,682
Public Finance Authority - Ameream LLC WI†	6.50%		12/1/2037	NR	2,000,000	1,840,605
Public Finance Authority - Celanese US Holdings LLC WI AMT	4.30%		11/1/2030	BBB-	1,885,000	1,833,767
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		1/1/2024	BBB-	9,225,000	9,225,000
Public Finance Authority - Celanese US Holdings LLC WI AMT	5.00%		12/1/2025	BBB-	10,975,000	11,092,006
Public Finance Authority - Sky Harbour Cap Oblig WI AMT	4.00%		7/1/2036	NR	9,585,000	8,296,075
South Carolina Jobs - Economic Development Authority - International Paper Co AMT	4.00%	#(a)	4/1/2033	BBB	2,130,000	2,123,562
Southwestern Illinois Development Authority - US Steel Corp Proj(b)	5.75%		8/1/2042	BB-	7,500,000	7,500,010
Sumter County Industrial Development Authority - Enviva Inc AL AMT	6.00%	#(a)	7/15/2052	CC	16,750,000	7,742,793
Tulsa Airports Improvement Trust - American Airlines Inc OK AMT	5.00%	#(a)	6/1/2035	B+	7,150,000	7,143,902
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	4.50%		5/1/2032	NR	9,949,485	9,495,868
Tuscaloosa County Industrial Development Authority - Hunt Refining Company AL†	5.25%		5/1/2044	NR	2,500,000	2,311,609
Vermont Economic Development Authority - Casella Waste Systems Inc AMT†	5.00%	#(a)	6/1/2052	B+	5,500,000	5,518,781
Village Community Development District No. 15 FL†	4.25%		5/1/2028	NR	1,000,000	1,001,303
Village Community Development District No. 15 FL†	4.375%		5/1/2033	NR	1,500,000	1,505,992
West Virginia Economic Development Authority - Kentucky Power Co AMT	4.70%	#(a)	4/1/2036	Baa3	1,700,000	1,706,609
Total						317,458,048

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education 9.06%
Arizona Industrial Development Authority - Academies Math & Sci Oblig†	5.00%		7/1/2029	BB+		$1,500,000	$1,519,112
Arizona Industrial Development Authority - Odyssey Preparatory Acdmy†	4.00%		7/1/2029	BB-		385,000	370,098
Build NYC Resource Corp. - E Harlem Scholars Oblig Gp NY†	5.00%		6/1/2032	BB+		275,000	282,265
California Community Choice Financing Authority	5.264% (SOFR * .67 + 1.70%	)#	5/1/2053	A1		10,000,000	10,050,820
California Municipal Finance Authority - Sdori Charter Sch Pptys†	5.00%		3/1/2025	B+		530,000	527,312
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	4.00%		12/15/2024	Baa3		110,000	109,689
Capital Trust Agency, Inc. - Advantage Admy Oblig Grp FL	5.00%		12/15/2029	Baa3		805,000	823,905
Capital Trust Agency, Inc. - Renaissance Chtr Sch 2019 FL†	4.00%		6/15/2029	NR		785,000	744,702
Chester County Health & Education Facilities Authority - Immaculata University PA	4.25%		11/1/2032	BB-	(d)	1,755,000	1,561,168
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.25%		4/1/2033	A	(d)	1,250,000	1,407,752
Chicago Board of Education Dedicated Capital Improvement Tax IL	5.75%		4/1/2033	A	(d)	5,000,000	5,279,297
Chicago Board of Education Dedicated Capital Improvement Tax IL	6.10%		4/1/2036	A	(d)	5,000,000	5,323,647
Chicago Board of Education IL GO	5.00%		12/1/2033	BB+		1,485,000	1,485,063
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+		7,625,000	7,775,698
Chicago Board of Education IL GO(b)	5.00%		12/1/2034	BB+		5,540,000	5,539,575
Chicago Board of Education IL GO	5.125%		12/1/2032	BB+		4,580,000	4,589,836
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	4.625%		8/15/2025	NR		1,340,000	1,329,763
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.75%		8/15/2038	NR		1,405,000	1,411,342
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.00%		8/15/2038	Baa3		3,000,000	3,057,953
Clifton Higher Education Finance Corp. TX	5.75%		8/15/2033	Baa3		2,025,000	2,070,969
County of Frederick - Mount St Mary’S Univ MD†	5.00%		9/1/2032	BB+		3,150,000	3,158,140

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2027	Ba3	$3,000,000	$2,983,303
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	1,000,000	926,345
Florida Development Finance Corp. - Renaissance Chtr Sch†	6.00%		6/15/2033	NR	1,830,000	1,969,285
Florida Higher Educational Facilities Financial Authority - Jacksonville University†	4.50%		6/1/2033	NR	2,900,000	2,830,336
Industrial Development Authority of the City of Phoenix Arizona - Basis Schools Inc Oblig†	5.00%		7/1/2035	BB	2,125,000	2,131,052
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.00%		10/1/2026	NR	190,000	190,882
Maricopa County Industrial Development Authority - Ottawa University AZ†	5.125%		10/1/2030	NR	425,000	437,782
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.131% (CPI YoY * 1 + 0.89%	)	3/1/2027	Baa1	2,500,000	2,585,798
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2028	BBB-	1,140,000	1,208,552
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2029	BBB-	1,545,000	1,655,714
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2030	BBB-	2,200,000	2,377,893
New York State Dormitory Authority - Yeshiva University	5.00%		7/15/2032	BBB-	1,960,000	2,147,156
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(a)	11/1/2039	BBB	2,000,000	2,040,983
Public Finance Authority - Uma Education Inc†	5.00%		10/1/2039	BB+	2,000,000	1,999,846
Public Finance Authority - Uma Education Inc WI†	5.00%		10/1/2034	BB+	8,110,000	8,304,457
Sierra Vista Industrial Development Authority - American Leadership Acdmy AZ†	5.00%		6/15/2033	NR	7,000,000	7,131,100
Total						99,338,590

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Energy 1.40%
PEFA, Inc. IA	5.00%	#(a)	9/1/2049	A3	$15,000,000	$15,367,876

General Obligation 12.24%
Academical Village Community Development District FL	2.875%		5/1/2025	NR	615,000	602,491
Academical Village Community Development District FL	3.25%		5/1/2031	NR	4,265,000	3,905,255
Allentown Neighborhood Improvement Zone Development Authority PA†	5.125%		5/1/2032	NR	1,685,000	1,721,939
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1	9,790,000	10,361,952
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	7,500,000	8,083,820
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	7,325,000	7,503,871
Chicago Board of Education IL GO	5.00%		12/1/2034	BB+	2,000,000	2,039,527
Chicago Board of Education IL GO	5.25%		12/1/2035	BB+	4,060,000	4,065,419
Chicago Board of Education IL GO†	6.75%		12/1/2030	BB+	2,135,000	2,364,120
City of Chicago IL GO	5.00%		1/1/2024	BBB+	2,930,000	2,930,000
City of Chicago IL GO	5.00%		1/1/2024	BBB+	3,460,000	3,460,000
City of Chicago IL GO	5.00%		1/1/2031	BBB+	1,000,000	1,068,340
City of Chicago IL GO	5.50%		1/1/2031	BBB+	2,595,000	2,630,366
City of Chicago IL GO	5.50%		1/1/2033	BBB+	6,220,000	6,303,348
City of Chicago IL GO	5.625%		1/1/2031	BBB+	2,500,000	2,622,387
City of Coralville IA GO	4.50%		6/1/2032	BB+	1,215,000	1,216,468
City of New York NY GO	5.00%		3/1/2032	AA	5,150,000	5,157,035
City of Scranton PA GO†	5.00%		9/1/2024	BBB-	1,745,000	1,743,245
City of Scranton PA GO	5.00%		11/15/2026	BBB-	1,765,000	1,766,071
City of Scranton PA GO†	5.00%		9/1/2029	BBB-	3,650,000	3,690,850
City of Scranton PA GO	5.00%		11/15/2032	BBB-	8,610,000	8,619,320
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	2,500,000	1,561,967
Commonwealth of Puerto Rico GO	Zero Coupon		11/1/2043	NR	5,713,983	3,121,263
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	4,193,730	4,115,722
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	2,000,000	2,045,048
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	6,180,472	6,542,168
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	12,876,161	14,349,334
New York Liberty Development Corp.	1.20%		11/15/2028	A+	2,870,000	2,551,535
State of Illinois GO	5.00%		7/1/2024	A-	1,500,000	1,512,624
State of Illinois GO	5.00%		10/1/2024	A-	6,960,000	7,049,552
State of Illinois GO	5.00%		11/1/2025	A-	2,000,000	2,066,740

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois GO	5.25%		2/1/2029	A-	$1,150,000	$1,151,539
State of Illinois GO	5.25%		2/1/2031	A-	5,000,000	5,006,419
University City Industrial Development Authority MO	4.875%		6/15/2036	NR	1,200,000	1,215,846	(c)
Total						134,145,581

Health Care 12.68%
Antelope Valley Healthcare District CA	5.00%		3/1/2026	BBB	1,500,000	1,508,465
Atlanta Development Authority The - Georgia Protoncare Ctr In(e)	6.00%		1/1/2023	NR	2,000,000	900,000	(c)
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		2/1/2029	CCC+	1,500,000	814,725	(c)
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%		2/1/2032	CCC+	850,000	448,376
Berks County Municipal Authority - Tower Health Oblig Group PA	5.00%	#(a)	2/1/2040	CCC+	16,710,000	11,527,953
Board of Managers Joint Guadalupe County - City of Seguin Hospital TX	5.00%		12/1/2024	BB	600,000	600,223
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	1,255,000	1,233,806
California Municipal Finance Authority - Palomar Health Oblig Grp†	5.00%		11/1/2027	BBB	5,280,000	5,403,621
California Public Finance Authority - Kendal At Ventura†	10.00%		5/15/2028	NR	3,500,000	3,743,599	(c)
California Public Finance Authority - Kendal At Ventura†	12.00%		5/15/2028	NR	375,000	418,476	(c)
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.00%		12/1/2031	BB	1,000,000	1,028,781
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig	5.25%		12/1/2029	BB	2,500,000	2,536,716
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig	5.25%		12/1/2034	BB	13,915,000	14,051,841
California Statewide Communities Development Authority - Verity Hlth Sys Oblig(e)	5.50%		7/1/2022	NR	1,154	1,085
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.75%		7/1/2024	NR	7,081	6,656

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
City of Blaine - Crest View Oblig Grp MN(e)	5.125%	7/1/2025	NR	$60,000	$39,000	(c)
City of Fruita Healthcare Revenue - Lower Vy Hosp Assoc Oblig CO†	5.375%	1/1/2033	NR	2,000,000	1,942,460
City of Seneca - Nemaha Valley Cmnty Hosp KS	5.00%	9/1/2025	NR	1,500,000	1,516,066
Connecticut State Health & Educational Facilities Authority - Griffin Health Oblig Grp†	5.00%	7/1/2032	BB+	1,000,000	1,012,201
Connecticut State Health & Educational Facilities Authority - Hartford Healthcare Oblig Gp	5.00%	7/1/2034	A	2,360,000	2,370,850
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2027	BB+	2,750,000	2,750,580
County of Muskingum - Genesis Hlthcare Oblig Gp OH	5.00%	2/15/2033	BB+	8,465,000	8,465,397
County of Washington - Marietta Area Hlthcr Oblig OH	5.50%	12/1/2027	NR	7,300,000	7,329,104
Fulton County Industrial Development Authority Fulton County Medical Ctr PA	4.00%	7/1/2028	NR	2,780,000	2,762,619
Glendale Industrial Development Authority - Beatitudes Campus Oblig AZ	4.00%	11/15/2027	NR	385,000	363,827
Grays Harbor County Public Hospital District No. 1 - Summit Pacific Medical WA	5.75%	12/1/2033	BB+	5,105,000	5,359,438
Henry County Hospital Authority - Piedmont Healthcare Oblig Grp GA	5.00%	7/1/2034	AA-	4,695,000	4,727,817
Idaho Health Facilities Authority - North Canyon Med Ctr Inc	5.50%	11/1/2029	NR	1,500,000	1,562,283
Idaho Health Facilities Authority - North Canyon Med Ctr Inc	6.25%	11/1/2035	NR	2,610,000	2,847,761
Illinois Finance Authority - Plymouth Place Oblig Group	5.00%	5/15/2025	NR	50,000	50,833
Industrial Development Authority of the County of Pima - La Posada Park Centre Oblig AZ†	5.125%	11/15/2029	NR	1,500,000	1,502,944
King County Public Hospital District No. 4 WA	5.00%	12/1/2025	NR	45,000	45,121
Massachusetts Development Finance Agency - Boston Med Ctr Oblig Grp	5.00%	7/1/2035	BBB	1,000,000	1,033,580

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Massachusetts Health & Educational Facilities Authority - Trinity Hlth Corp Oblig	4.77% (MUNIPSA * 1 + 0.90%	)#	11/15/2032	AA-		$1,265,000	$1,216,230
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Oblig NY	5.00%		7/1/2032	A-		1,250,000	1,257,304
New Hope Cultural Education Facilities Finance Corp. - Wesleyan Homes Oblig Group TX	3.00%		1/1/2024	NR		75,000	75,000
New York State Dormitory Authority - Catholic Hlth Sys Oblig	5.00%		7/1/2028	B-		1,000,000	935,867
New York State Dormitory Authority - Catholic Hlth Sys Oblig	5.00%		7/1/2030	B-		1,750,000	1,588,520
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.00%		8/15/2024	BB-		1,400,000	1,399,820
Oklahoma Development Finance Authority - OU Medicine Oblig Grp	5.45%		8/15/2028	BB-		3,000,000	2,695,910
Palomar Health CA - Palomar Health Oblig Grp	5.00%		11/1/2031	BBB		750,000	771,283
Public Finance Authority - Aurora Integrated Oncology Foundation WI†	9.00%		11/1/2028	NR		4,000,000	4,009,256
Public Finance Authority - Bancroft Neurohealth Oblig WI†	5.00%		6/1/2026	NR		470,000	463,594
Public Finance Authority - Lehigh VY Hlth Network WI†	6.625%		12/1/2032	NR		2,975,000	2,972,083
Rhode Island Health & Educational Building Corp. - Care New England Hlth Oblig	5.00%		9/1/2036	B+		10,500,000	10,313,889
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Vlg Inc	5.25%		11/15/2028	NR		2,850,000	2,867,347
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Vlg Inc	5.75%		11/15/2029	NR		3,000,000	2,922,709
Southeastern Ohio Port Authority - Marietta Area Hlthcr Oblig	5.50%		12/1/2029	B+	(d)	2,335,000	2,338,295
Washington Health Care Facilities Authority - Commonspirit Hlth Oblig	5.00%	#(a)	8/1/2049	A-		5,120,000	5,295,541
Washington Health Care Facilities Authority - Providence St Joseph Oblig	5.00%		10/1/2038	A		3,000,000	3,000,734
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Hlth Oblig	5.27%		2/15/2053	BBB+		5,000,000	5,000,000
Total							139,029,586

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing 0.65%
California Housing Finance Agency	4.00%		3/20/2033	BBB+		$1,188	$1,208
Iowa Finance Authority - Lifespace Communities Inc	6.75%		5/15/2033	BBB	(d)	4,200,000	4,348,838
Montgomery County Housing Opportunities Commission MD	4.00%		7/1/2048	Aa2		315,000	314,091
North Carolina Housing Finance Agency	4.00%		7/1/2047	AA+		250,000	249,280
Pennsylvania Housing Finance Agency AMT	4.00%		4/1/2039	AA+		180,000	179,268
Roanoke County Economic Development Authority - Richfield Living VA(e)	4.75%		9/1/2029	NR		350,000	323,099
Virginia Beach Development Authority - Westminster-Canterbury On Ches	5.375%		9/1/2029	BB+	(d)	1,650,000	1,693,634
Total							7,109,418

Lease Obligations 0.30%
City of Coralville IA COPS	4.00%		6/1/2031	BB		1,000,000	966,217
New Jersey Economic Development Authority	5.12% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	A2		2,290,000	2,294,662
Total							3,260,879

Multi-Family Housing 0.12%
Illinois Housing Development Authority (HUD SECT8) (FHA)	4.00%	#(a)	6/1/2026	Aaa		1,350,000	1,358,144

Other Revenue 2.82%
Arlington Higher Education Finance Corp. - Newman Internantional Acdmy TX	4.00%		8/15/2031	NR		360,000	332,670
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Oblig FL†	4.00%		12/15/2025	NR		300,000	293,745
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2026	NR		300,000	298,319
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2027	NR		660,000	658,344
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2028	NR		690,000	689,629
Capital Trust Agency, Inc. - Franklin Acad Ser 2020 Oblig FL†	5.00%		12/15/2029	NR		730,000	729,950
Cleveland-Cuyahoga County Port Authority - Playhouse Square Fdtn OH	5.00%		12/1/2028	BB+		2,595,000	2,650,233
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2026	Baa3		4,305,000	4,350,321

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	5.25%		8/15/2028	Baa3	$3,040,000	$3,077,492
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D†	4.00%		9/15/2030	NR	470,000	436,386
Florida Development Finance Corp. - Renaissance Chtr Sch 2015†	5.00%		6/15/2025	NR	100,000	99,956
Industrial Development Authority of the County of Pima - Edkey Oblig Group AZ†	3.50%		7/1/2025	NR	515,000	503,533
Jefferson Parish Economic Development & Port District - Kenner Discovery Hlth Sci LA†	4.80%		6/15/2029	NR	2,225,000	2,208,121
Maryland Economic Development Corp.(e)	5.00%		12/1/2031	NR	1,500,000	900,000
Utah Charter School Finance Authority - Freedom Academy Fndtn†	3.25%		6/15/2031	NR	540,000	461,472	(c)
Utah Charter School Finance Authority - Freedom Academy Fndtn†	4.50%		6/15/2027	NR	1,945,000	1,874,536
Washington State Convention Center Public Facilities District	4.00%		7/1/2031	NR	11,350,000	11,318,904
Total						30,883,611

Pollution Control 0.22%
Matagorda County Navigation District No. 1 - Aep Texas Inc	4.00%		6/1/2030	A-	1,000,000	1,000,025
Mississippi Business Finance Corp. - Waste Pro USA Inc AMT†	5.00%	#(a)	2/1/2036	NR	1,500,000	1,448,495
Total						2,448,520

Power 0.14%
Chesapeake Economic Development Authority - Virginia Elec & Pwr Co	3.65%	#(a)	2/1/2032	A2	1,520,000	1,530,592

Special Tax 2.86%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2028	NR	1,220,000	1,250,030
Allentown Neighborhood Improvement Zone Development Authority PA†	5.00%		5/1/2032	Ba3	2,000,000	2,043,926
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	3,850,000	3,987,449
Babcock Ranch Community Independent Special District FL	4.125%		5/1/2027	NR	1,225,000	1,216,308
Babcock Ranch Community Independent Special District FL	4.25%		5/1/2032	NR	2,000,000	1,957,641

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Celebration Pointe Community Development District No. 1 FL	2.375%		5/1/2026	NR	$430,000	$410,737
Celebration Pointe Community Development District No. 1 FL	3.00%		5/1/2031	NR	665,000	601,353
City of Baltimore MD	4.50%		6/1/2033	NR	400,000	399,742
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	980,000	864,126
Lakewood Ranch Stewardship District FL	5.40%		5/1/2028	NR	1,000,000	1,015,982
Lakewood Ranch Stewardship District FL	5.45%		5/1/2033	NR	2,680,000	2,779,325
Military Installation Development Authority UT	4.00%		6/1/2036	NR	4,750,000	4,096,029
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.111% (CPI YoY * 1 + 0.87%	)	3/1/2025	Baa1	1,585,000	1,598,818
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.121% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	1,350,000	1,377,291
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	680,000	679,187
Scranton Redevelopment Authority PA GTD	5.00%		11/15/2028	BBB-	190,000	190,288
Village Community Development District No. 12 FL	4.00%		5/1/2033	NR	1,320,000	1,308,289
Village Metropolitan District CO GO	4.15%		12/1/2030	NR	3,650,000	3,524,005
West Villages Improvement District FL	4.00%		5/1/2024	NR	190,000	189,759
West Villages Improvement District FL	4.25%		5/1/2029	NR	940,000	932,401
Westview South Community Development District FL	4.75%		5/1/2028	NR	225,000	225,300
Westview South Community Development District FL	4.875%		5/1/2028	NR	680,000	682,016
Total						31,330,002

Tax Revenue 4.43%
American Samoa Economic Development Authority†	6.50%		9/1/2028	Ba3	1,000,000	1,062,358
City of Sparks NV†	2.75%		6/15/2028	Ba1	5,185,000	4,931,256
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2026	NR	3,930,000	3,978,365
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2027	NR	1,000,000	1,015,794

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2028	NR	$1,050,000	$1,069,621
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2032	NR	2,535,000	2,597,974
New York City Transitional Finance Authority - Future Tax Secured Revenue NY	5.00%		2/1/2033	AAA	13,195,000	13,255,305
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	5,090,000	5,065,639
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%		7/1/2034	NR	15,479,000	15,552,230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	1,000	959
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	19,000	18,851
Total						48,548,352

Tobacco 1.33%
Nassau County Tobacco Settlement Corp. NY	5.00%		6/1/2035	CCC+	1,670,000	1,575,500
Nassau County Tobacco Settlement Corp. NY	5.25%		6/1/2026	CCC+	6,895,281	6,859,555
TSASC, Inc. NY	5.00%		6/1/2025	B-	6,100,000	6,123,986
Total						14,559,041

Transportation 11.08%
Central Texas Turnpike System(b)	5.00%		8/15/2042	A-	5,000,000	5,006,213
Chicago Midway International Airport IL AMT	5.00%		1/1/2030	A	9,860,000	9,905,327
Chicago O’Hare International Airport IL	5.00%		1/1/2032	A+	2,325,000	2,361,745
City & County of Denver - United Airlines Inc CO AMT	5.00%		10/1/2032	BB-	9,040,000	9,039,504
County of Miami - Dade Aviation Revenue FL AMT	5.00%		10/1/2032	A3	3,305,000	3,753,480
County of Miami - Dade Aviation Revenue FL AMT	5.00%		10/1/2036	A3	1,300,000	1,441,922
County of Miami-Dade Aviation Revenue FL AMT	5.00%		10/1/2032	A1	10,000,000	10,045,898
E-470 Public Highway Authority CO	3.961% (SOFR * .67 + 0.35%	)#	9/1/2039	A+	1,800,000	1,795,383
Maryland Economic Development Corp. - Consol Marine Terminals L	5.75%		9/1/2025	BB	14,255,000	14,275,115

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Maryland Economic Development Corp. - Purple line Transit Ptr AMT	5.00%		11/12/2028	Baa3		$6,345,000	$6,515,026
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A-		1,850,000	1,900,518
Metropolitan Transportation Authority NY	5.00%		11/15/2031	A-		2,500,000	2,509,014
Metropolitan Washington Airports Authority - Dulles Toll Road Revenue DC	5.00%		10/1/2034	A-		1,250,000	1,344,115
New York City Transitional Development Corp. NY AMT	5.50%		6/30/2038	Baa3		1,000,000	1,112,650
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		10/1/2030	Baa3		14,945,000	14,697,559
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		5,000,000	5,061,297
New York Transportation Development Corp. - Delta Airlines Inc AMT	6.00%		4/1/2035	Baa3		3,000,000	3,347,947
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	2.50%		10/31/2031	BBB-	(d)	1,365,000	1,177,666
New York Transportation Development Corp. - Laguardia Gateway Partner (AGM) AMT	4.00%		7/1/2031	AA		3,925,000	3,931,414
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.00%		7/1/2034	Baa2		6,000,000	6,020,869
North Parkway Municipal Management District No. 1 TX†	3.625%		9/15/2026	NR		500,000	485,634
North Parkway Municipal Management District No. 1 TX†	4.25%		9/15/2031	NR		1,500,000	1,443,880
Pennsylvania Turnpike Commission	3.08% (MUNIPSA * 1 + 0.85%	)#	7/15/2041	A1		5,000,000	4,996,239
Public Finance Authority - Air Cargo Oblig Group WI AMT	5.00%		7/1/2032	BBB		1,845,000	1,995,392
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%		1/1/2034	BBB		6,605,000	7,245,587
Total							121,409,394

Utilities 10.20%
Black Belt Energy Gas District AL	4.00%	#(a)	12/1/2052	Baa1		2,875,000	2,835,401
Black Belt Energy Gas District AL	5.50%	#(a)	6/1/2049	A2		2,350,000	2,515,894
California Community Choice Financing Authority - Clean Energy	5.25%	#(a)	11/1/2054	A2		3,300,000	3,575,014
Central Plains Energy Project NE	5.00%	#(a)	5/1/2054	Aa2		5,000,000	5,302,901
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2029	NR		2,485,000	2,521,865

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.00%		10/1/2034	NR	$1,000,000	$1,012,208
Charlotte County Industrial Development Authority - Mskp Town And Cntry Util FL†	5.50%		10/1/2036	NR	3,490,000	3,552,838
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,500,000	1,514,670
City of Chicago Waterworks Revenue IL	5.00%		11/1/2026	A+	2,750,000	2,787,955
City of Seattle Municipal Light & Power Revenue WA	3.33% (MUNIPSA * 1 + 0.25%	)#	5/1/2045	AA	3,000,000	2,919,012
County of Jefferson Sewer Revenue AL	6.00%		10/1/2042	BBB	2,000,000	2,100,741
County of Jefferson Sewer Revenue AL (AGM)	6.90%		10/1/2050	AA	2,500,000	2,625,113
County of Trimble - Louisville Gas & Elec Co KY AMT	4.70%	#(a)	6/1/2054	A1	1,750,000	1,777,448
Energy Southeast A Cooperative District AL	5.75%	#(a)	4/1/2054	A1	2,000,000	2,241,201
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR	7,910,000	6,355,646
Kentucky Public Energy Authority	5.25%	#(a)	4/1/2054	A1	6,105,000	6,657,888
Main Street Natural Gas, Inc. GA†	4.00%	#(a)	8/1/2052	BBB-	23,600,000	22,717,723
Main Street Natural Gas, Inc. GA	4.00%	#(a)	9/1/2052	A3	1,190,000	1,199,607
Main Street Natural Gas, Inc. GA	5.285% (SOFR * .67 + 1.70%	)#	12/1/2053	Aa1	5,000,000	5,052,937
Northern Palm Beach County Improvement District FL	5.00%		8/1/2034	NR	3,200,000	3,207,459
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR	5,230,000	5,320,529
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2035	NR	1,500,000	1,516,565
Southeast Energy Authority A Cooperative District AL	5.984% (SOFR * .67 + 2.42%	)#	1/1/2053	A1	10,000,000	10,385,617
Tennergy Corp. TN	5.50%	#(a)	10/1/2053	Baa1	8,195,000	8,752,213
Texas Municipal Gas Acquisition & Supply Corp. IV	5.50%	#(a)	1/1/2054	A2	3,000,000	3,336,458
Total						111,784,903
Total Municipal Bonds (cost $1,087,703,035)						1,085,216,508

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate(f)	Interest Rate Reset Date#	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.67%

VARIABLE RATE DEMAND NOTES 0.67%

General Obligation 0.33%
City of New York NY GO	4.100%	1/2/2024	10/1/2046	AA	$1,825,000	$1,825,000
City of New York NY GO	4.150%	1/2/2024	4/1/2042	AA	1,800,000	1,800,000
Total						3,625,000

Tax Revenue 0.25%
New York City Transitional Finance Authority Future Tax Secured Revenue NY (cost $2,750,000)	4.100%	1/2/2024	5/1/2034	AAA	2,750,000	2,750,000

Utilities 0.09%
Development Authority of Appling County - Georgia Power Company (cost $1,000,000)	3.550%	1/2/2024	9/1/2041	BBB+	1,000,000	1,000,000
Total Short-Term Investments (cost $7,375,000)						7,375,000
Total Investments in Securities 99.68% (cost $1,095,078,035)						1,092,591,508
Other Assets and Liabilities – Net 0.32%						3,509,455
Net Assets 100.00%						$1,096,100,963

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Overnight Financing Rate.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $241,945,733, which represents 22.07% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2023

(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$314,327,463	$3,130,585	$317,458,048
General Obligation	–	132,929,735	1,215,846	134,145,581
Health Care	–	133,113,786	5,915,800	139,029,586
Other Revenue	–	30,422,139	461,472	30,883,611
Remaining Industries	–	463,699,682	–	463,699,682
Short-Term Investments
Variable Rate Demand Notes	–	7,375,000	–	7,375,000
Total	$–	$1,081,867,805	$10,723,703	$1,092,591,508

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2023	$14,882,022
Accrued Discounts (Premiums)	6,474
Realized Gain (Loss)	(86,876)
Change in Unrealized Appreciation (Depreciation)	453,067
Purchases	–
Sales	(1,572,498)
Transfers into Level 3(a)	2,538,079
Transfers out of Level 3(a)	(5,496,565)
Balance as of December 31, 2023	$10,723,703
Change in unrealized appreciation/depreciation for the period ended December 31, 2023, related to Level 3 investments held at December 31, 2023	$356,611

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.91%

MUNICIPAL BONDS 97.91%

Corporate-Backed 2.24%
Michigan Strategic Fund - Graphic Packaging Intl AMT	4.00%	#(a)	10/1/2061	BB	$125,000	$123,396

Education 27.14%
Build NYC Resource Corp. - E Harlem Scholars Oblig Gp NY†	5.00%		6/1/2032	BB+	100,000	102,642
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	150,000	152,273
Cleveland State University OH	5.00%		6/1/2031	A+	100,000	103,923
Clifton Higher Education Finance Corp. - Intl American Edu Fed TX	6.00%		8/15/2038	Baa3	110,000	112,125
Connecticut State Health & Educational Facilities Authority	2.80%	#(a)	7/1/2057	AAA	150,000	150,129
Duval County Public Schools FL COPS (AGM)	5.00%		7/1/2035	AA	150,000	170,370
Florida Development Finance Corp. - Renaissance Chtr 2020 C/D†	5.00%		9/15/2040	NR	100,000	90,316
Fort Bend Independent School District TX GO (PSF GTD)	0.875%	#(a)	8/1/2050	AAA	150,000	143,466
Louisiana Public Facilities Authority - Tulane University	5.00%		10/15/2036	A+	150,000	174,739
Massachusetts Development Finance Agency - Franklin W Olin College	5.00%		11/1/2039	A2	140,000	158,424
Stephen F Austin State University TX	5.00%		10/15/2028	Aa1	25,000	26,496
Wayne State University MI	4.00%		11/15/2034	Aa3	110,000	111,938
Total						1,496,841

General Obligation 21.48%
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	150,000	159,468
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2	100,000	107,784
Chicago Board of Education IL GO	4.00%		12/1/2039	BB+	125,000	118,304
New Caney Independent School District TX GO (PSF GTD)	1.25%	#(a)	2/15/2050	Aaa	150,000	148,180
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2036	A2	200,000	235,787

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Northside Independent School District TX GO (PSF GTD)	1.60%	#(a)	8/1/2049	Aaa	$100,000	$99,063
Pennsylvania Economic Development Financing Authority AMT	5.50%		6/30/2037	Baa2	125,000	140,353
Washington Metropolitan Area Transit Authority Dedicated Revenue	5.00%		7/15/2038	AA	150,000	175,519
Total						1,184,458

Health Care 27.66%
Antelope Valley Healthcare District CA	5.00%		3/1/2026	BBB	115,000	115,649
Board of Managers Joint Guadalupe County-City of Seguin Hospital TX	4.00%		12/1/2026	BB	200,000	196,622
Brevard County Health Facilities Authority - Health First Inc Oblig Grp FL	5.00%		4/1/2038	A	210,000	234,783
Connecticut State Health & Educational Facilities Authority - Hartford Healthcare Oblig Gp	5.00%		7/1/2028	A	185,000	200,255
County of Franklin - Trinity Hlth Corp Oblig OH	5.00%		12/1/2036	AA-	150,000	164,174
Lee Memorial Hlth Sys Oblig FL	5.00%		4/1/2029	A+	50,000	55,329
Maryland Health & Higher Educational Facilities Authority - Adventist Hlthcare Oblig	5.50%		1/1/2046	Baa3	125,000	127,543
Norfolk Economic Development Authority - Sentara Hlthcr Oblig Gp VA	5.00%	#(a)	11/1/2048	AA	150,000	165,249
South Carolina Jobs-Economic Development Authority - Kiawah Life Plan Vlg Inc	5.25%		11/15/2028	NR	100,000	100,609
State of Ohio - Univ Hosp Hlth Sys Oblig Gp	5.00%		1/15/2032	A	150,000	164,946
Total						1,525,159

Housing 8.31%
California Housing Finance Agency	4.00%		3/20/2033	BBB+	140,241	142,668
Indiana Finance Authority - Chf-Tippecanoe LLC	5.00%		6/1/2043	BBB-	150,000	153,277
Maryland Economic Development Corp.	5.375%		7/1/2038	BBB-	150,000	162,254
Total						458,199

Taxable Revenue - Water & Sewer 1.82%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	100,000	100,156

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation 1.93%
County of Osceola Transportation Revenue FL	5.00%	10/1/2028	BBB+	$100,000	$106,272

Utilities 7.33%
California Pollution Control Financing Authority - Poseidon Resources†	5.00%	7/1/2039	Baa3	250,000	257,111
City of Chicago Waterworks Revenue IL	5.00%	11/1/2029	A+	140,000	147,079
Total					404,190
Total Investments in Securities 97.91% (cost $5,274,397)					5,398,671
Other Assets and Liabilities – Net 2.09%					115,399
Net Assets 100.00%					$5,514,070

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
COPS	Certificate of Participation.
GTD	Guaranteed.
PSF	Permanent School Fund.

#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $450,069, which represents 8.16% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$5,398,671	$–	$5,398,671
Total	$–	$5,398,671	$–	$5,398,671

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.10%

MUNICIPAL BONDS 99.10%

Corporate-Backed 1.87%
California Municipal Finance Authority - Waste Mgmt Inc AMT	4.125%	#(a)	10/1/2041	A-	$1,000,000	$1,002,226
California Municipal Finance Authority AMT	4.00%		7/15/2029	BB-	3,450,000	3,396,131
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	4,410,000	4,411,035
California Pollution Control Financing Authority - Waste Mgmt Inc AMT	4.30%		7/1/2040	A-	185,000	185,265
San Francisco City & County Airport Comm-San Francisco International Airport - SFO Fuel Co LLC CA AMT	5.00%		1/1/2038	A+	1,715,000	1,818,987
Total						10,813,644

Education 13.07%
Alvord Unified School District CA GO (BAM)	5.00%		8/1/2052	AA	4,000,000	4,438,014
Brentwood Union School District CA GO	5.25%		8/1/2052	Aa3	2,125,000	2,370,546
California Community Choice Financing Authority	4.00%	#(a)	5/1/2053	A1	4,850,000	4,923,501
California Educational Facilities Authority - Art Center Clg of Design	5.00%		12/1/2044	Baa1	3,500,000	3,627,403
California Educational Facilities Authority - Chapman University	5.00%		4/1/2040	A2	1,000,000	1,015,029
California Educational Facilities Authority - Loyola Marymount Univ	5.00%		10/1/2048	A2	1,000,000	1,044,296
California Educational Facilities Authority - ST Mary’s College	5.50%		10/1/2053	BBB-	1,125,000	1,187,929
California Educational Facilities Authority - Univ of San Francisco	5.00%		10/1/2053	A2	2,000,000	2,079,011
California Educational Facilities Authority - University of The Pacific	5.00%		11/1/2053	A2	2,900,000	3,164,545
California Health Facilities Financing Authority - Art Center Clg Of Design	5.00%		12/1/2048	Baa1	1,000,000	1,028,643
California Municipal Finance Authority - Biola University	5.00%		10/1/2032	Baa1	400,000	424,655
California Municipal Finance Authority - Biola University	5.00%		10/1/2039	Baa1	1,000,000	1,035,885
California Municipal Finance Authority - Emerson College	5.00%		1/1/2042	BBB+	4,245,000	4,332,017

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California Municipal Finance Authority - Samuel Merritt University	5.25%		6/1/2053	A3	$3,000,000	$3,284,708
California Municipal Finance Authority - Sdori Charter Sch Pptys†	5.625%		3/1/2045	B+	500,000	470,242
California Municipal Finance Authority - Touro Clg & Univ Sys Oblig	5.25%		1/1/2040	NR	1,085,000	1,098,104
California Municipal Finance Authority - University of San Diego	3.00%		11/1/2048	A2	2,000,000	1,481,851
California School Finance Authority - Aspire Public Schools Oblig†	5.00%		8/1/2046	NR	85,000	88,033
California School Finance Authority - Aspire Public Schools Oblig†	5.00%		8/1/2046	BBB	3,450,000	3,474,145
California School Finance Authority - Green Dot Public Schs Oblig†	5.00%		8/1/2045	BBB-	620,000	622,878
California School Finance Authority - Kipp Socal Pub Schs Oblig†	5.00%		7/1/2045	BBB	540,000	543,713
California School Finance Authority - Kipp Socal Pub Schs Oblig†	5.00%		7/1/2047	BBB	2,915,000	2,951,330
California State University	5.25%		11/1/2053	Aa2	8,075,000	9,274,231
California Statewide Communities Development Authority - Culinary Inst of America	5.00%		7/1/2046	Baa2	1,010,000	1,019,821
Central Unified School District CA GO	5.25%		8/1/2052	Aa3	2,940,000	3,313,331
Montebello Unified School District CA GO (AGM)	5.50%		8/1/2047	AA	2,000,000	2,228,853
Morgan Hill Unified School District CA GO	5.25%		8/1/2040	Aa1	1,000,000	1,180,230
Santa Clarita Community College District CA GO	5.25%		8/1/2045	AA	1,500,000	1,705,478
University of California	4.00%		5/15/2041	AA	1,635,000	1,691,065
University of California	5.00%		5/15/2035	Aa2	3,000,000	3,721,836
University of California	5.00%		5/15/2036	AA-	1,500,000	1,803,112
University of California	5.00%		5/15/2052	AA	4,640,000	5,174,521
Total						75,798,956

General Obligation 15.10%
Banning Unified School District CA GO (AGM)	5.25%		8/1/2042	AA	1,115,000	1,191,719
California Community Choice Financing Authority	5.00%	#(a)	7/1/2053	A1	3,000,000	3,188,205
California Community Choice Financing Authority	5.00%	#(a)	12/1/2053	A2	1,750,000	1,860,463

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
California Community Choice Financing Authority	5.25%	#(a)	1/1/2054	Baa1		$6,595,000	$6,980,294
California Community Choice Financing Authority	5.50%	#(a)	5/1/2054	A2		4,500,000	4,850,292
California State Public Works Board	4.00%		5/1/2046	Aa3		3,765,000	3,830,850
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR		25,521	25,024
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR		691,973	377,990
Commonwealth of Puerto Rico GO	4.00%		7/1/2046	NR		2,000,000	1,788,954
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR		165,067	183,952
Cupertino Union School District CA GO	2.50%		8/1/2033	Aa1		740,000	710,124
Dublin Unified School District CA GO	3.00%		8/1/2041	AA+		2,425,000	2,199,500
El Rancho Unified School District CA GO	5.75%		8/1/2048	AA		1,750,000	2,097,900
Grossmont Union High School District CA GO (AGM)	Zero Coupon		6/1/2040	AA		2,000,000	877,393
Imperial Community College District CA GO (AGM)	5.25%		8/1/2053	AA		1,620,000	1,825,870
Irvine Facilities Financing Authority CA GO	4.25%		9/1/2050	Aa1		1,565,000	1,638,216
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2038	AA		1,000,000	1,023,073
Irvine Unified School District CA Special Tax (BAM)	5.00%		9/1/2056	AA		995,000	1,034,215
Local Public Schools Funding Authority School Improvement District No. 2016-1 CA GO (BAM)	5.00%		8/1/2052	AA		2,000,000	2,112,193
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2041	Aaa		1,325,000	670,558
Newport Mesa Unified School District CA GO	Zero Coupon		8/1/2045	Aaa		1,000,000	425,603
North Orange County Community College District CA GO	2.75%		8/1/2036	AA+		2,000,000	1,877,773
Ravenswood City School District CA GO	5.25%		8/1/2053	AAA	(b)	2,000,000	2,262,647
San Benito High School District CA GO	Zero Coupon		8/1/2042	Aa3		1,795,000	825,460
San Benito High School District CA GO	Zero Coupon		8/1/2043	Aa3		2,600,000	1,142,008
San Diego Public Facilities Financing Authority CA	5.25%		10/15/2052	AA-		4,125,000	4,697,829
San Diego Unified School District CA GO	5.00%		7/1/2048	Aa2		3,000,000	3,427,213
San Francisco Bay Area Rapid Transit District CA GO	5.25%		8/1/2047	Aaa		2,345,000	2,687,524

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
San Leandro Unified School District CA GO (BAM)	5.25%	8/1/2046	AA	$1,750,000	$1,857,145
Santa Barbara Unified School District CA GO	4.00%	8/1/2036	Aa1	750,000	775,874
Santa Monica - Malibu Unified School District CA GO	3.00%	8/1/2044	AA+	1,515,000	1,305,310
Santa Rita Union School District CA GO	2.50%	8/1/2031	AA-	1,235,000	1,187,548
Simi Valley Unified School District CA GO	5.25%	8/1/2051	Aa2	3,000,000	3,347,213
Southwestern Community College District CA GO	Zero Coupon	8/1/2041	Aa2	1,100,000	558,542
State of California GO	4.00%	11/1/2037	Aa2	3,000,000	3,190,341
State of California GO	4.00%	10/1/2041	Aa2	3,000,000	3,140,643
State of California GO	5.00%	10/1/2041	Aa2	1,170,000	1,326,397
State of California GO	5.00%	4/1/2042	Aa2	2,000,000	2,281,637
State of California GO	5.25%	9/1/2047	Aa2	3,000,000	3,452,165
State of California GO	5.25%	10/1/2050	Aa2	2,500,000	2,879,901
State of California GO	5.25%	9/1/2053	Aa2	3,000,000	3,457,809
Washington Township Health Care District CA GO	5.25%	8/1/2048	A2	1,625,000	1,837,647
West Contra Costa Unified School District CA GO	6.00%	8/1/2027	AA-	1,000,000	1,123,352
Total					87,534,366

Health Care 13.73%
Abag Finance Authority for Nonprofit Corps - Sharp Healthcare Oblig CA	5.00%	8/1/2043	AA	1,000,000	1,001,492
Antelope Valley Healthcare District CA	5.00%	3/1/2026	BBB	1,565,000	1,573,832
Antelope Valley Healthcare District CA	5.25%	3/1/2036	BBB	1,000,000	1,021,764
California Community Choice Financing Authority - Providence St Joseph Oblig	3.00%	10/1/2041	A	1,910,000	1,567,329
California Community Choice Financing Authority - Providence St Joseph Oblig	3.00%	10/1/2047	A2	1,295,000	997,772
California Community Choice Financing Authority - Providence St Joseph Oblig	5.00%	10/1/2044	A	2,410,000	2,427,727
California Health Facilities Financing Authority - Cedars-Sinai Med Ctr Oblig	3.00%	8/15/2051	AA-	2,705,000	2,204,760
California Health Facilities Financing Authority - Children’s Hosp La Oblig	5.00%	8/15/2047	BBB	4,000,000	4,075,275

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
California Health Facilities Financing Authority - Childrens Hosp Orange Oblig	3.00%	11/1/2038	AA-		$3,000,000	$2,748,198
California Health Facilities Financing Authority - City of Hope Oblig Group	4.00%	11/15/2045	A		3,370,000	3,296,147
California Health Facilities Financing Authority - City of Hope Oblig Group	5.00%	11/15/2032	A		1,300,000	1,300,953
California Health Facilities Financing Authority - Commonspirit Hlth Oblig	4.00%	4/1/2035	A-		3,350,000	3,473,659
California Health Facilities Financing Authority - Commonspirit Hlth Oblig	4.00%	4/1/2044	A-		1,250,000	1,253,177
California Health Facilities Financing Authority - Commonspirit Hlth Oblig	4.00%	4/1/2045	A-		1,250,000	1,250,364
California Health Facilities Financing Authority - Lucile Packard Chld hsp	5.00%	11/15/2056	A+		1,225,000	1,277,149
California Health Facilities Financing Authority - Lucile S Packard Chld Hsp	4.00%	5/15/2051	A+		2,000,000	1,985,564
California Health Facilities Financing Authority - Sutter Health Oblig Group	5.00%	11/15/2038	A+		2,250,000	2,378,624
California Health Facilities Financing Authority - Sutter Health Oblig Group	4.00%	11/15/2048	A+		1,750,000	1,730,638
California Municipal Finance Authority	4.00%	8/15/2037	A-		1,000,000	1,010,131
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp	5.00%	2/1/2037	A3		2,000,000	2,077,069
California Municipal Finance Authority - Cmnty Hosps Ctrl Grp (AGM)	4.00%	2/1/2051	AA		1,455,000	1,410,900
California Municipal Finance Authority - Eisenhower Medical Center	5.00%	7/1/2036	Baa2		1,580,000	1,646,095
California Municipal Finance Authority - Palomar Health Oblig Grp (AGM)	5.25%	11/1/2052	AA		1,000,000	1,122,540
California Public Finance Authority - Hoag Mem Hosp Oblig Grp	4.00%	7/15/2051	AA		1,000,000	1,010,316
California Public Finance Authority - Kendal At Ventura†	10.00%	5/15/2028	NR		500,000	534,800	(c)
California Statewide Communities Development Authority - Cedars-Sinai Med Ctr Oblig	4.00%	7/1/2048	AA-		1,000,000	1,004,182
California Statewide Communities Development Authority - Humangood Oblig Group	5.00%	10/1/2045	A-	(b)	1,000,000	1,008,249

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
California Statewide Communities Development Authority - Kaiser Fdtn Hospitals	5.00%	#(a)	5/1/2033	AA-	$1,030,000	$1,162,080
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.00%		12/1/2026	BB	1,735,000	1,787,228
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.00%		12/1/2041	BB	1,000,000	999,089
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig	5.25%		12/1/2034	BB	2,150,000	2,171,143
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.25%		12/1/2056	BB	1,015,000	1,018,265
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig	5.50%		12/1/2054	BB	2,225,000	2,223,444
California Statewide Communities Development Authority - Loma Linda Univ Med Oblig†	5.50%		12/1/2058	BB	2,555,000	2,613,572
California Statewide Communities Development Authority - Verity Hlth Sys Oblig	5.50%		7/1/2039	NR	4,973	4,675
Palomar Health CA - Palomar Health Oblig Grp	5.00%		11/1/2036	BBB	3,555,000	3,640,214
Palomar Health CA - Palomar Health Oblig Grp	5.00%		11/1/2039	BBB	4,750,000	4,828,802
Regents of the University of California Medical Center Pooled Revenue	3.50%		5/15/2054	AA-	3,000,000	2,740,323
Regents of the University of California Medical Center Pooled Revenue	5.00%		5/15/2035	AA-	2,000,000	2,400,408
Regents of the University of California Medical Center Pooled Revenue	5.00%		5/15/2047	AA-	2,000,000	2,237,911
Regents of the University of California Medical Center Pooled Revenue CA	5.00%		5/15/2047	AA-	3,000,000	3,096,623
Washington Township Health Care District CA	5.75%		7/1/2053	Baa3	2,100,000	2,296,874
Total						79,609,357

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing 6.52%
California Community Housing Agency†	4.00%	2/1/2050	NR	$4,495,000	$3,298,302
California Community Housing Agency†	5.00%	8/1/2050	NR	1,000,000	931,992
California Enterprise Development Authority - Provident Grp-Sdsu Pptys	5.00%	8/1/2040	Baa3	1,625,000	1,690,664
California Enterprise Development Authority - Provident Grp-Sdsu Pptys	5.00%	8/1/2050	Baa3	2,030,000	2,075,990
California Housing Finance Agency	3.25%	8/20/2036	BBB	7,259,379	6,832,878
California Housing Finance Agency	3.50%	11/20/2035	BBB+	3,269,769	3,185,751
California Municipal Finance Authority - Bowles Hall Foundation	5.00%	6/1/2050	Baa3	500,000	503,522
California Municipal Finance Authority - Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050,000	1,058,711
California Municipal Finance Authority - Chf Davis II LLC (BAM)	3.00%	5/15/2051	AA	2,500,000	1,931,049
California Municipal Finance Authority - CHF-Davis II LLC (BAM)	4.00%	5/15/2046	AA	4,625,000	4,548,924
California Statewide Communities Development Authority †	3.00%	6/1/2047	NR	3,000,000	2,177,548
California Statewide Communities Development Authority - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	3,100,000	3,167,095
California Statewide Communities Development Authority - CHF-Irvine LLC (BAM)	4.00%	5/15/2046	AA	1,000,000	984,990
CSCDA Community Improvement Authority CA†	2.65%	12/1/2046	NR	3,440,000	2,609,597
CSCDA Community Improvement Authority CA†	3.00%	3/1/2057	NR	2,000,000	1,338,563
CSCDA Community Improvement Authority CA†	4.00%	8/1/2056	NR	1,000,000	754,242
CSCDA Community Improvement Authority CA†	4.00%	12/1/2056	NR	1,000,000	722,054
Total					37,811,872

Lease Obligations 1.07%
California State Public Works Board	4.00%	11/1/2046	Aa3	2,500,000	2,541,459
County of Santa Barbara CA COPS AMT	5.00%	12/1/2036	AA	3,395,000	3,660,896
Total					6,202,355

Other Revenue 1.31%
California Infrastructure & Economic Development Bank - Los Angeles Cnty Museum	4.00%	7/1/2050	A2	4,000,000	3,969,800

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
California School Finance Authority - Aspire Public Schools Oblig†	4.00%		8/1/2051	BBB	$785,000	$692,183
California School Finance Authority - Green Dot Public Schs Oblig†	5.00%		8/1/2038	BBB-	1,000,000	1,032,947
California School Finance Authority - Kipp Socal Pub Schs Oblig†	5.00%		7/1/2034	BBB	600,000	603,607
Commonwealth of Puerto Rico	Zero Coupon	#(a)	11/1/2051	NR	2,417,316	1,320,459
Total						7,618,996

Power 1.16%
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	2,700,000	3,099,025
Southern California Public Power Authority	5.25%		7/1/2053	Aa2	3,180,000	3,649,963
Total						6,748,988

Pre-Refunded 0.12%
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	555,000	715,166

Special Tax 2.89%
City of Irvine CA	5.00%		9/2/2028	NR	1,000,000	1,031,113
City of Irvine CA (BAM)	5.25%		9/1/2053	AA	3,000,000	3,386,554
City of Irvine CA Special Tax	5.00%		9/1/2044	NR	500,000	503,230
City of Roseville CA Special Tax	5.00%		9/1/2031	NR	1,000,000	1,025,498
County of Los Angeles Community Facilities District No. CA Special Tax	5.00%		9/1/2052	NR	1,500,000	1,543,941
Inland Valley Development Agency CA Tax Allocation	5.25%		9/1/2037	A	1,325,000	1,327,515
Irvine Facilities Financing Authority CA (BAM)	5.25%		9/1/2053	AA	3,160,000	3,586,449
Orange County Community Facilities District CA Special Tax	5.50%		8/15/2053	NR	1,375,000	1,441,416
Poway Unified School District Public Financing Authority CA Special Tax (BAM)	5.00%		9/1/2035	AA+	1,770,000	1,835,876
River Islands Public Financing Authority CA Special Tax (AGM)	5.25%		9/1/2052	AA	1,000,000	1,100,727
Total						16,782,319

Tax Revenue 3.91%
City of Sacramento Transient Occupancy Tax Revenue CA	5.00%		6/1/2048	A1	1,000,000	1,047,674
Compton Community Redevelopment Agency Successor Agency CA (AGM)	5.00%		8/1/2037	AA	1,700,000	1,935,086

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Matching Fund Special Purpose Securitization Corp. VI	5.00%		10/1/2026	NR	$1,925,000	$1,948,690
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon		7/1/2051	NR	501,000	117,617
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	503,000	500,593
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR	4,283,000	4,262,501
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%		7/1/2053	NR	7,000	6,710
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%		7/1/2053	NR	4,298,854	4,265,115
San Diego Unified School District CA GO	3.00%		7/1/2044	Aa2	4,400,000	3,801,889
San Leandro Unified School District CA GO	5.25%		8/1/2048	AA-	2,100,000	2,381,786
San Rafael City High School District CA GO	5.25%		8/1/2052	Aa2	1,215,000	1,365,697
Tustin Community Facilities District CA Special Tax	5.00%		9/1/2037	A-	1,000,000	1,025,533
Total						22,658,891

Taxable Revenue - Water & Sewer 0.90%
California Pollution Control Financing Authority - Poseidon Resources AMT†	5.00%		11/21/2045	Baa3	1,100,000	1,129,279
Los Angeles Department of Water & Power Water System Revenue CA	3.77%	#(a)	7/1/2045	Aa2	4,105,000	4,105,000
Total						5,234,279

Tobacco 3.13%
California County Tobacco Securitization Agency	Zero Coupon		6/1/2055	NR	3,000,000	542,382
California Statewide Financing Authority	Zero Coupon		6/1/2046	NR	8,675,000	2,184,140
California Statewide Financing Authority†	Zero Coupon		6/1/2055	NR	10,000,000	510,323
Golden State Tobacco Securitization Corp. CA	Zero Coupon		6/1/2066	NR	7,000,000	826,976
Golden State Tobacco Securitization Corp. CA	5.00%		6/1/2034	NR	1,050,000	1,167,409
Golden State Tobacco Securitization Corp. CA	5.00%		6/1/2051	BBB+	1,200,000	1,258,218
Inland Empire Tobacco Securitization Corp. CA†	Zero Coupon		6/1/2057	CCC	3,000,000	228,273

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2041	NR		$5,000,000	$1,885,636
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2056	NR		2,250,000	210,241
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco	4.00%	6/1/2036	A-		1,050,000	1,068,385
Tobacco Securitization Authority of Northern California - Sacramento County Tobacco	4.00%	6/1/2049	BBB+		3,250,000	3,038,042
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	Zero Coupon	6/1/2046	CCC-		2,500,000	485,169
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	Zero Coupon	6/1/2054	NR		4,800,000	916,501
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%	6/1/2038	A-		1,000,000	1,054,838
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%	6/1/2039	A-		1,000,000	1,053,131
Tobacco Securitization Authority of Southern California - San Diego County Tobacco	5.00%	6/1/2048	BBB+		1,675,000	1,729,386
Total						18,159,050

Transportation 23.27%
Alameda Corridor Transportation Authority CA (AGM)	5.00%	10/1/2052	AA		9,000,000	9,712,781
Bay Area Toll Authority CA	5.00%	4/1/2054	AA		2,720,000	3,041,009
California Municipal Finance Authority - Lax Integrated Express AMT	4.00%	12/31/2047	BBB-	(b)	5,590,000	5,167,193
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2034	BBB-	(b)	1,700,000	1,799,498
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2035	BBB-	(b)	1,205,000	1,271,127
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2043	BBB-	(b)	3,505,000	3,598,562
California Municipal Finance Authority - Lax Integrated Express AMT	5.00%	12/31/2047	BBB-	(b)	6,500,000	6,646,819
City of Fresno Airport Revenue CA (BAM) AMT	5.00%	7/1/2048	AA		3,220,000	3,455,148

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
City of Long Beach Airport System Revenue CA AMT (AGM)	5.25%		6/1/2047	AA	$1,330,000	$1,444,768
City of Long Beach Harbor Revenue CA AMT	5.00%		5/15/2028	AA+	1,000,000	1,028,070
City of Los Angeles Department of Airports CA AMT	4.00%		5/15/2049	AA-	2,000,000	1,954,095
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2032	NR	105,000	120,027
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2032	AA-	1,895,000	2,153,940
City of Los Angeles Department of Airports CA AMT	5.00%		5/15/2051	AA-	1,000,000	1,054,366
City of Los Angeles Department of Airports CA AMT	5.25%		5/15/2047	AA	3,000,000	3,265,668
City of Los Angeles Department of Airports CA AMT	5.25%		5/15/2048	AA-	2,000,000	2,089,770
City of Los Angeles Department of Airports CA AMT	5.25%		5/15/2048	AA-	2,000,000	2,199,325
City of Los Angeles Department of Airports CA AMT	5.50%		5/15/2036	AA	1,100,000	1,290,747
City of Los Angeles Department of Airports CA AMT	5.50%		5/15/2047	AA	7,000,000	7,787,373
County of Sacramento Airport System Revenue CA	5.00%		7/1/2041	A	1,130,000	1,168,036
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon		1/15/2033	A	1,500,000	1,085,716
Foothill-Eastern Transportation Corridor Agency CA	Zero Coupon	#(a)	1/15/2042	A	1,150,000	1,399,814
Foothill-Eastern Transportation Corridor Agency CA	4.00%		1/15/2043	A-	8,110,000	8,089,122
Foothill-Eastern Transportation Corridor Agency CA	4.00%		1/15/2046	A	1,225,000	1,210,318
Foothill-Eastern Transportation Corridor Agency CA	4.00%		1/15/2046	A	4,010,000	3,967,690
Norman Y Mineta San Jose International Airport SJC CA AMT	5.00%		3/1/2031	A	1,750,000	1,952,758
Port Commission of the City & County of San Francisco CA AMT	5.00%		3/1/2030	Aa3	1,415,000	1,419,826
Riverside County Transportation Commission CA	Zero Coupon		6/1/2028	NR	465,000	414,233
Riverside County Transportation Commission CA	Zero Coupon		6/1/2028	A	535,000	458,317

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Riverside County Transportation Commission CA	4.00%		6/1/2047	A-	$3,520,000	$3,467,416
San Diego County Regional Airport Authority CA	4.00%		7/1/2046	A2	2,005,000	2,039,724
San Diego County Regional Airport Authority CA	5.00%		7/1/2039	A2	1,550,000	1,762,512
San Diego County Regional Airport Authority CA AMT	4.00%		7/1/2046	A2	1,750,000	1,711,121
San Diego County Regional Airport Authority CA AMT	5.00%		7/1/2051	A2	3,500,000	3,658,842
San Francisco City & County Airport Comm - San Francisco International Airport CA AMT	5.00%		5/1/2041	A+	3,500,000	3,555,266
San Francisco City & County Airport Comm-San Francisco International Airport CA	5.00%		5/1/2052	A1	1,025,000	1,126,989
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2031	A1	6,500,000	7,285,571
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2045	A+	1,515,000	1,580,402
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.00%		5/1/2052	A1	7,100,000	7,502,696
San Francisco City & County Airport Comm-San Francisco International Airport CA AMT	5.75%		5/1/2048	A1	2,000,000	2,265,945
San Joaquin Hills Transportation Corridor Agency CA	4.00%		1/15/2050	A	1,825,000	1,834,166
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2044	A-	8,920,000	8,973,962
San Joaquin Hills Transportation Corridor Agency CA	5.25%		1/15/2049	A-	6,930,000	6,957,694
San Joaquin Hills Transportation Corridor Agency CA (NATL)	Zero Coupon		1/15/2036	Baa2	1,450,000	945,141
Total						134,913,563

Utilities 11.05%
California Community Choice Financing Authority	4.00%	#(a)	2/1/2052	A1	1,000,000	1,007,429
California Community Choice Financing Authority	4.00%	#(a)	10/1/2052	A2	2,850,000	2,870,922

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
California Community Choice Financing Authority	5.00%	#(a)	2/1/2054	A1	$2,500,000	$2,700,457
California Community Choice Financing Authority - Clean Energy	5.25%	#(a)	11/1/2054	A2	1,100,000	1,191,671
California Pollution Control Financing Authority - Poseidon Resources†	5.00%		11/21/2045	Baa3	3,870,000	3,929,742
Casitas Municipal Water District CA Special Tax (BAM)	5.25%		9/1/2047	AA	1,525,000	1,617,629
City of Burbank Electric Revenue CA	5.00%		6/1/2053	AA-	3,790,000	4,167,666
City of Los Angeles Wastewater System Revenue CA	5.00%		6/1/2043	AA+	3,125,000	3,126,234
City of San Francisco Public Utilities Commission Water Revenue CA	5.25%		11/1/2052	Aa2	1,000,000	1,156,534
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	705,000	714,650
Indio Electric Financing Authority CA	5.25%		1/1/2053	A1	3,685,000	4,143,943
Long Beach Bond Finance Authority CA	5.21% (3 mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A1	1,000,000	1,003,861
Los Angeles Department of Water & Power CA	5.00%		7/1/2043	Aa2	2,000,000	2,284,068
Los Angeles Department of Water & Power CA	5.00%		7/1/2048	Aa2	2,000,000	2,222,006
Los Angeles Department of Water & Power CA	5.00%		7/1/2051	Aa2	1,200,000	1,331,481
Los Angeles Department of Water & Power CA	5.00%		7/1/2052	Aa2	4,645,000	5,205,527
Los Angeles Department of Water & Power Water System Revenue CA	5.00%		7/1/2052	AA+	1,745,000	1,961,062
Modesto Irrigation District CA	5.25%		10/1/2048	A+	3,060,000	3,467,268
M-S-R Energy Authority CA	6.50%		11/1/2039	BBB+	2,625,000	3,382,543
Northern California Energy Authority	4.00%	#(a)	7/1/2049	A2	3,750,000	3,753,864
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%		7/1/2042	NR	700,000	620,039
Sacramento Municipal Utility District CA	5.00%	#(a)	8/15/2049	AA-	1,925,000	1,973,636
Southern California Public Power Authority	5.00%		11/1/2033	A2	3,575,000	3,914,376
Southern California Public Power Authority	5.00%		7/1/2038	AA-	1,000,000	1,005,170
Southern California Public Power Authority	5.248% (3 mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2	815,000	758,995

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Stockton Public Financing Authority CA (BAM)	5.00%	9/1/2029	AA		$1,000,000	$1,010,668
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2025	BBB+	(b)	1,130,000	1,157,008
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2032	BBB+	(b)	1,090,000	1,170,979
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2034	BBB+	(b)	300,000	321,741
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2035	BBB+	(b)	200,000	212,965
Transbay Joint Powers Authority CA Tax Allocation	5.00%	10/1/2038	BBB+	(b)	650,000	679,695
Total						64,063,829
Total Investments in Securities 99.10% (cost $565,211,614)						574,665,631
Other Assets and Liabilities – Net(d) 0.90%						5,215,917
Net Assets 100.00%						$579,881,548

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COPS	Certificates of Participation.
LIBOR	London Interbank Offered Rate.
NATL	National Public Finance Guarantee Corporation.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $40,093,021, which represents 6.91% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2024	63	Short	$(7,299,578)	$(7,871,063)	$(571,485)

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND December 31, 2023

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$79,074,557	$534,800	$79,609,357
Remaining Industries	–	495,056,274	–	495,056,274
Total	$–	$574,130,831	$534,800	$574,665,631
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(571,485)	–	–	(571,485)
Total	$(571,485)	$–	$–	$(571,485)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.79%

MUNICIPAL BONDS 97.79%

Corporate-Backed 3.42%
Industrial Pollution Control Financing Authority of Gloucester County - Logan Generating Co LP NJ AMT	5.00%	12/1/2024	NR	$60,000	$60,327
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AGM) AMT	5.00%	1/1/2031	AA	225,000	225,075
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.00%	1/1/2028	BBB+	100,000	100,044
New Jersey Economic Development Authority - United Airlines Inc	5.25%	9/15/2029	BB-	1,675,000	1,678,393
New Jersey Economic Development Authority - United Airlines Inc	5.50%	6/1/2033	BB-	650,000	654,718
New Jersey Infrastructure Bank	2.125%	9/1/2046	AAA	400,000	269,463
Salem County Pollution Control Financing Authority - Constellation Energy Gen NJ AMT	4.45%	3/1/2025	Baa2	1,015,000	1,016,882
Total					4,004,902

Education 11.06%
Camden County Improvement Authority - Kipp Cooper Norcross Oblig NJ	6.00%	6/15/2047	BBB	500,000	550,596
Hudson County Improvement Authority NJ	4.00%	6/1/2049	AA	500,000	496,941
Middlesex County Improvement Authority NJ	5.00%	8/15/2053	Aa3	1,960,000	2,168,816
Middlesex County Improvement Authority NJ GTD	4.00%	8/15/2053	AAA	1,000,000	1,004,143
New Jersey Economic Development Authority - Provident Group-Montclair (AGM)	5.00%	6/1/2042	AA	500,000	516,353
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	285,000	330,711
New Jersey Educational Facilities Authority	5.25%	9/1/2053	A2	750,000	830,485
New Jersey Educational Facilities Authority - Montclair State Univ Inc	5.00%	7/1/2044	A2	750,000	752,750
New Jersey Educational Facilities Authority - New Jersey City Univ Inc (AGM)	4.00%	7/1/2036	AA	745,000	753,549
New Jersey Educational Facilities Authority - Ramapo College of NJ (AGM)	4.00%	7/1/2041	AA	545,000	548,984

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
New Jersey Educational Facilities Authority - Seton Hall University	4.00%	7/1/2046	BBB+	$545,000	$501,413
New Jersey Educational Facilities Authority - Seton Hall University	5.00%	7/1/2034	BBB+	325,000	337,806
New Jersey Educational Facilities Authority - Seton Hall University (AGM)	3.25%	7/1/2049	AA	400,000	330,377
New Jersey Educational Facilities Authority - Stevens Inst of Tech	3.00%	7/1/2050	BBB+	1,005,000	749,351
New Jersey Educational Facilities Authority - Stevens Inst of Tech	4.00%	7/1/2050	BBB+	200,000	185,011
New Jersey Educational Facilities Authority - Stevens Inst of Tech	5.00%	7/1/2030	BBB+	530,000	563,118
New Jersey Educational Facilities Authority - Stockton University	5.00%	7/1/2041	A3	800,000	816,755
New Jersey Educational Facilities Authority - William Paterson Univ (AGM)	3.00%	7/1/2039	AA	250,000	230,993	(a)
New Jersey Educational Facilities Authority - William Paterson Univ (AGM)	3.00%	7/1/2040	AA	250,000	227,776	(a)
New Jersey Higher Education Student Assistance Authority AMT	2.50%	12/1/2040	AA	500,000	465,717
New Jersey Higher Education Student Assistance Authority AMT	3.25%	12/1/2039	Aa1	405,000	389,774
New Jersey Institute of Technology	5.00%	7/1/2033	A1	170,000	189,595
Total					12,941,014

Financial Services 0.18%
New Jersey Higher Education Student Assistance Authority AMT	5.00%	12/1/2028	Aaa	200,000	212,763

General Obligation 12.21%
City of Atlantic City NJ GO (AGM)	5.00%	3/1/2037	AA	540,000	562,603
City of Atlantic City NJ GO (BAM)	5.00%	3/1/2042	AA	750,000	773,095
City of Jersey City NJ GO	4.00%	2/15/2036	A1	750,000	775,228
City of Newark Mass Transit Access Tax Revenue NJ (AGM)	5.375%	11/15/2052	AA	855,000	966,138
City of Summit NJ GO	4.00%	7/15/2041	AAA	500,000	519,743
Commonwealth of Puerto Rico GO	Zero Coupon	7/1/2024	NR	6,674	6,544
Commonwealth of Puerto Rico GO	Zero Coupon	7/1/2033	NR	52,676	32,911
Commonwealth of Puerto Rico GO	Zero Coupon	11/1/2043	NR	180,626	98,667
Commonwealth of Puerto Rico GO	4.00%	7/1/2033	NR	40,933	40,172
Commonwealth of Puerto Rico GO	4.00%	7/1/2035	NR	36,793	35,670

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	4.00%	7/1/2037	NR	$31,578	$30,241
Commonwealth of Puerto Rico GO	5.375%	7/1/2025	NR	45,588	46,615
Commonwealth of Puerto Rico GO	5.625%	7/1/2027	NR	45,175	47,819
Commonwealth of Puerto Rico GO	5.625%	7/1/2029	NR	44,442	48,269
Commonwealth of Puerto Rico GO	5.75%	7/1/2031	NR	43,166	48,105
County of Atlantic NJ GO	4.00%	3/15/2039	Aa2	450,000	472,202
County of Hudson NJ GO	2.00%	11/15/2035	AA	935,000	785,313
Cumberland County Improvement Authority NJ GTD (BAM)	4.00%	10/1/2048	AA	750,000	735,341
New Jersey Economic Development Authority	5.25%	11/1/2047	A2	840,000	931,731
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2037	A2	1,000,000	1,060,791
New Jersey Infrastructure Bank	5.00%	9/1/2052	AAA	500,000	555,639
New Jersey Transportation Trust Fund Authority	4.25%	6/15/2044	A2	500,000	509,934
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2046	A2	750,000	834,204
Rutherford Board of Education NJ GO	2.50%	12/15/2034	AA-	1,000,000	917,852
State of New Jersey GO	2.50%	6/1/2038	A1	1,020,000	856,078
State of New Jersey GO	5.00%	6/1/2040	A1	750,000	818,056
Township of Berkeley Heights NJ GO	4.00%	7/1/2041	Aa1	785,000	813,154
Union County Utilities Authority - Covanta Union LLC NJ GTD AMT	4.75%	12/1/2031	AA+	965,000	965,402
Total					14,287,517

Health Care 11.38%
Camden County Improvement Authority - Cooper Hlth Sys Oblig Grp NJ	5.00%	2/15/2032	A-	500,000	500,934
New Jersey Economic Development Authority - Bancroft Neurohealth Oblig	5.00%	6/1/2036	NR	220,000	208,106
New Jersey Health Care Facilities Financing Authority - Atlanticare Hlth Sys Oblig	2.375%	7/1/2046	AA-	695,000	472,766
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp	4.00%	7/1/2047	A2	885,000	855,317
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp	5.00%	7/1/2035	A2	460,000	484,432
New Jersey Health Care Facilities Financing Authority - Inspira Health Oblig Grp	5.00%	7/1/2042	A2	1,075,000	1,111,107

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Oblig	3.00%	7/1/2051	AA-	$1,190,000	$928,018
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Oblig	4.00%	7/1/2051	AA-	1,350,000	1,326,537
New Jersey Health Care Facilities Financing Authority - RWJ Barnabas Health Oblig	5.00%	7/1/2043	AA-	1,925,000	1,983,313
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig	4.00%	7/1/2048	BBB-	1,200,000	1,103,937
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig	5.00%	7/1/2027	BBB-	100,000	103,001
New Jersey Health Care Facilities Financing Authority - St Joseph’S Hlthcr Oblig	5.00%	7/1/2041	BBB-	750,000	758,976
New Jersey Health Care Facilities Financing Authority - Univ of Penn Hlth Sys Oblig	5.00%	7/1/2039	AA	1,000,000	1,034,089
New Jersey Health Care Facilities Financing Authority - University Hospital (AGM)	5.00%	7/1/2046	AA	1,000,000	1,008,550
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	4.00%	7/1/2044	A	1,055,000	1,051,214
New Jersey Health Care Facilities Financing Authority - Valley Hlth Sys Oblig Grp	5.00%	7/1/2030	A	355,000	392,527
Total					13,322,824

Housing 0.06%
New Jersey Housing & Mortgage Finance Agency (HUD SECT 8)	3.15%	5/1/2053	AA-	100,000	75,097

Lease Obligations 17.15%
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2029	AA	250,000	264,259
Gloucester County Improvement Authority - Rowan University NJ (AGM)	5.00%	11/1/2030	AA	290,000	305,732
New Jersey Economic Development Authority	4.00%	6/15/2049	A2	1,390,000	1,352,947
New Jersey Economic Development Authority	5.00%	6/15/2029	A2	500,000	534,962
New Jersey Economic Development Authority	5.00%	6/15/2034	A2	390,000	392,947
New Jersey Economic Development Authority	5.00%	6/15/2035	A2	750,000	816,154
New Jersey Economic Development Authority	5.00%	6/15/2035	A2	640,000	670,049
New Jersey Economic Development Authority	5.00%	6/15/2042	A2	505,000	546,732

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
New Jersey Economic Development Authority	5.00%	6/15/2047	A2	$540,000	$559,756
New Jersey Economic Development Authority	5.00%	6/15/2048	A2	500,000	521,669
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.375%	1/1/2043	BBB+	1,660,000	1,660,309
New Jersey Economic Development Authority - NYNJ Link Borrower LLC AMT	5.625%	1/1/2052	BBB+	210,000	210,051
New Jersey Educational Facilities Authority	5.00%	9/1/2033	A2	1,060,000	1,072,976
New Jersey Educational Facilities Authority	5.00%	9/1/2036	A2	535,000	558,257
New Jersey Educational Facilities Authority	5.50%	9/1/2033	A2	410,000	436,136
New Jersey Health Care Facilities Financing Authority	5.00%	10/1/2038	A2	520,000	549,476
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2031	A2	1,980,000	1,531,180
New Jersey Transportation Trust Fund Authority	Zero Coupon	12/15/2038	A2	1,120,000	637,000
New Jersey Transportation Trust Fund Authority	4.00%	12/15/2039	A2	660,000	670,565
New Jersey Transportation Trust Fund Authority	4.00%	6/15/2050	A2	1,360,000	1,320,698
New Jersey Transportation Trust Fund Authority	4.25%	12/15/2038	A2	470,000	479,260
New Jersey Transportation Trust Fund Authority	4.75%	6/15/2038	A2	980,000	996,340
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2030	A+	545,000	572,824
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2031	A+	400,000	420,163
New Jersey Transportation Trust Fund Authority	5.00%	12/15/2036	A2	555,000	603,400
New Jersey Transportation Trust Fund Authority	5.00%	6/15/2038	A2	1,380,000	1,384,759
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2041	A2	235,000	239,535
New Jersey Transportation Trust Fund Authority	5.25%	6/15/2043	A2	720,000	768,901
Total					20,077,037

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 0.27%
New Jersey Economic Development Authority - Bancroft Neurohealth Oblig	5.00%	6/1/2041	NR	$350,000	$317,407

Special Tax 0.72%
New Jersey Economic Development Authority Mtromall Urban	6.50%	4/1/2028	Baa2	504,192	503,757
New Jersey Infrastructure Bank	2.00%	9/1/2046	AAA	520,000	340,727
Total					844,484

Tax Revenue 5.32%
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2039	BBB+	875,000	882,432
Casino Reinvestment Development Authority, Inc. NJ	5.25%	11/1/2044	BBB+	310,000	311,844
Casino Reinvestment Development Authority, Inc. NJ (AGM)	5.00%	11/1/2032	AA	500,000	507,793
Garden State Preservation Trust NJ (AGM)	5.75%	11/1/2028	AA	1,205,000	1,299,571
New Jersey Transportation Trust Fund Authority	3.00%	6/15/2050	A2	540,000	433,277
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	18,000	14,417
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	235,000	172,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	646,000	431,085
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	2,675,000	627,993
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	96,000	95,540
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	492,000	489,645
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	18,000	17,254
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	19,000	19,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	382,794
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	267,000	264,904
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	40,000	39,528
Territory of Guam	4.00%	1/1/2042	Ba1	250,000	240,236
Total					6,229,737

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Taxable Revenue - Water & Sewer 1.07%
Jersey City Municipal Utilities Authority NJ	4.00%		5/3/2024	NR	$750,000	$751,170
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	3.75%	#(b)	11/1/2034	A+	500,000	505,223
Total						1,256,393

Tobacco 2.78%
Tobacco Settlement Financing Corp. NJ	5.00%		6/1/2046	BBB-	2,190,000	2,223,747
Tobacco Settlement Financing Corp. NJ	5.25%		6/1/2046	BBB+	1,000,000	1,031,277
Total						3,255,024

Transportation 26.80%
Delaware River & Bay Authority DE	4.00%		1/1/2044	A1	500,000	504,517
Delaware River & Bay Authority DE	5.00%		1/1/2039	A1	500,000	561,502
Delaware River Joint Toll Bridge Commission PA	3.00%		7/1/2049	A+	1,025,000	752,219
Delaware River Port Authority PA	5.00%		1/1/2040	A+	600,000	651,561
New Jersey Economic Development Authority	4.00%		11/1/2044	A2	275,000	275,172
New Jersey Economic Development Authority - NYNJ Link Borrower LLC (AGM) AMT	5.125%		1/1/2039	AA	925,000	924,935
New Jersey Economic Development Authority - Port Newark Container AMT	5.00%		10/1/2047	Baa2	930,000	934,339
New Jersey Transportation Trust Fund Authority	4.00%		6/15/2050	A2	1,080,000	1,048,789
New Jersey Transportation Trust Fund Authority	5.00%		6/15/2028	A+	1,000,000	1,051,701
New Jersey Transportation Trust Fund Authority	5.25%		6/15/2050	A2	2,000,000	2,221,500
New Jersey Transportation Trust Fund Authority	5.50%		6/15/2050	A2	500,000	560,281
New Jersey Turnpike Authority	4.00%		1/1/2043	AA-	610,000	619,024
New Jersey Turnpike Authority	4.00%		1/1/2048	AA-	1,000,000	998,487
New Jersey Turnpike Authority	5.00%		1/1/2030	AA-	715,000	766,181
New Jersey Turnpike Authority	5.00%		1/1/2034	AA-	300,000	301,975
New Jersey Turnpike Authority	5.00%		1/1/2034	AA-	510,000	519,550
New Jersey Turnpike Authority	5.00%		1/1/2034	AA-	615,000	651,360
New Jersey Turnpike Authority	5.00%		1/1/2042	AA-	270,000	304,175
New Jersey Turnpike Authority	5.00%		1/1/2045	AA-	500,000	505,547

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New Jersey Turnpike Authority	5.00%		1/1/2046	AA-	$1,250,000	$1,394,715
New Jersey Turnpike Authority	5.25%		1/1/2052	AA-	1,110,000	1,248,238
New Jersey Turnpike Authority (AGM)	5.25%		1/1/2028	AA	810,000	898,432
Port Authority of New York & New Jersey	4.00%		9/1/2043	AA-	870,000	878,645
Port Authority of New York & New Jersey	5.00%		12/1/2035	Aa3	500,000	605,387
Port Authority of New York & New Jersey	5.00%		7/15/2038	AA-	420,000	451,653
Port Authority of New York & New Jersey	5.00%		7/15/2053	Aa3	250,000	275,602
Port Authority of New York & New Jersey	5.00%		7/15/2053	Aa3	500,000	551,204
Port Authority of New York & New Jersey	5.25%		8/1/2052	AA-	1,330,000	1,482,833
Port Authority of New York & New Jersey AMT	5.00%		9/15/2032	AA-	590,000	630,513
Port Authority of New York & New Jersey AMT	5.00%		9/15/2033	AA-	850,000	906,220
Port Authority of New York & New Jersey AMT	5.00%		9/15/2034	AA-	275,000	292,765
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	Aa3	545,000	621,341
Port Authority of New York & New Jersey AMT	5.00%		10/15/2036	AA-	1,190,000	1,197,021
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	500,000	510,168
Port Authority of New York & New Jersey AMT	5.00%		12/1/2044	Aa3	500,000	542,193
South Jersey Port Corp. NJ AMT	5.00%		1/1/2048	A3	500,000	510,720
South Jersey Transportation Authority NJ	5.00%		11/1/2039	BBB+	1,320,000	1,328,023
South Jersey Transportation Authority NJ	5.25%		11/1/2052	BBB+	1,200,000	1,291,565
South Jersey Transportation Authority NJ (BAM)	4.00%		11/1/2050	AA	1,080,000	1,068,319
South Jersey Transportation Authority NJ (BAM)	5.00%		11/1/2045	AA	500,000	532,083
Total						31,370,455

Utilities 5.37%
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	100,000	103,209
Guam Power Authority (AGM)	5.00%		10/1/2034	AA	400,000	405,475
New Jersey Economic Development Authority - Middlesex Water Co AMT	4.00%		8/1/2059	A+	500,000	458,788
New Jersey Economic Development Authority - New Jersey Amern Wtr Co AMT	2.20%	#(b)	10/1/2039	A+	500,000	448,459

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New Jersey Economic Development Authority - New Jersey Natural Gas Co	3.50%	4/1/2042	A1	$1,680,000	$1,541,384
New Jersey Economic Development Authority - New Jersey Natural Gas Co AMT	3.00%	8/1/2041	A1	1,000,000	829,514
New Jersey Economic Development Authority - Umm Energy Partners LLC AMT	4.75%	6/15/2032	Baa2	1,000,000	1,000,485
Passaic Valley Sewerage Commission NJ (AGM)	3.00%	12/1/2038	AA	1,000,000	902,270
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	4.00%	7/1/2042	NR	380,000	336,592
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%	7/1/2030	NR	250,000	254,297
Total					6,280,473
Total Investments in Securities 97.79% (cost $116,169,241)					114,475,127
Other Assets and Liabilities – Net(c) 2.21%					2,591,766
Net Assets 100.00%					$117,066,893

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
HUD	Insured by - Department of Housing and Urban Development.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $590,889, which represents 0.50% of net assets.
(a)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2024	9	Short	$(1,042,797)	$(1,124,438)	$(81,641)

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND December 31, 2023

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$12,482,245	$458,769	$12,941,014
Remaining Industries	–	101,534,113	–	101,534,113
Total	$–	$114,016,358	$458,769	$114,475,127
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(81,641)	–	–	(81,641)
Total	$(81,641)	$–	$–	$(81,641)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be a material to the Fund’s net assets at the beginning of the period.

169

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.04%

MUNICIPAL BONDS 97.04%

Corporate-Backed 10.45%
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	Zero Coupon		7/15/2047	Ba1		$250,000	$75,207
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	4.50%		1/1/2025	NR		100,000	100,116
Build NYC Resource Corp. - Pratt Paper Inc NY AMT†	5.00%		1/1/2035	NR		250,000	250,720
New York City Industrial Development Agency - TRIPS Oblig Group NY	5.00%		7/1/2028	BBB+		1,575,000	1,575,639
New York Liberty Development Corp.	2.10%		11/15/2032	A+		2,720,000	2,400,901
New York Liberty Development Corp.	2.875%		11/15/2046	A+		7,345,000	5,606,983
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		8,655,000	8,610,096
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.15%		11/15/2034	NR		750,000	751,085
New York Liberty Development Corp. - 3 World Trade Center LLC†	7.25%		11/15/2044	NR		1,000,000	1,007,029
New York Liberty Development Corp. - Goldman Sachs Hdqtrs LLC	5.25%		10/1/2035	A2		7,215,000	8,589,120
New York Liberty Development Corp. - Goldman Sachs Hdqtrs LLC	5.50%		10/1/2037	A2		3,650,000	4,363,716
New York Liberty Development Corp. - One Bryant Park LLC	2.80%		9/15/2069	Baa1		4,630,000	4,210,800
New York State Energy Research & Development Authority -New york ST Elec & Gas	4.00%		4/1/2034	Baa1		2,000,000	2,074,952
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT	2.75%	#(a)	9/1/2050	B+		500,000	482,386
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	2.875%	#(a)	12/1/2044	B+		1,500,000	1,349,162
New York State Environmental Facilities Corp. - Casella Waste Systems Inc AMT†	5.125%	#(a)	9/1/2050	B1		1,000,000	1,014,417
New York Transportation Development Corp. - American Airlines Inc AMT	2.25%		8/1/2026	BB-	(b)	155,000	148,290
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB-	(b)	1,000,000	899,413
New York Transportation Development Corp. - American Airlines Inc AMT	5.25%		8/1/2031	B+		1,300,000	1,354,933

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%	8/1/2036	B+		$1,025,000	$1,057,364
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	4.00%	12/1/2038	Baa1		2,600,000	2,568,125
Niagara Area Development Corp. - Covanta Holding Corp NY AMT†	4.75%	11/1/2042	B		1,750,000	1,492,745
Westchester County Local Development Corp. - Miriam Osborn Mem Home Oblig NY	5.00%	7/1/2034	A	(b)	200,000	209,361
Total						50,192,560

Education 9.54%
Build NYC Resource Corp. - E Harlem Scholars Oblig Gp NY†	5.75%	6/1/2042	BB+		1,000,000	1,029,608
Build NYC Resource Corp. - Kipp NYC Public Chtr Schs NY	5.25%	7/1/2052	BBB-		1,250,000	1,308,790
Build NYC Resource Corp. - Manhattan College NY	5.00%	8/1/2033	BBB+		1,125,000	1,182,118
Build NYC Resource Corp. - New York Law School	5.00%	7/1/2041	BBB-		1,175,000	1,182,358
Build NYC Resource Corp. - Packer Collegiate Inst NY	5.00%	6/1/2040	A2		1,000,000	1,013,260
City of New Rochelle - Iona College NY	5.00%	7/1/2028	BBB		205,000	208,708
City of New Rochelle - Iona College NY	5.00%	7/1/2029	BBB		250,000	254,459
City of New Rochelle - Iona College NY	5.00%	7/1/2030	BBB		220,000	223,770
City of New Rochelle - Iona College NY	5.00%	7/1/2031	BBB		200,000	203,272
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2045	BBB-		1,000,000	1,035,353
Dutchess County Local Development Corp. - Bard College NY	5.00%	7/1/2051	BBB-		1,000,000	1,024,178
Dutchess County Local Development Corp. - Culinary Inst of America NY	4.00%	7/1/2035	Baa2		1,145,000	1,151,587
Dutchess County Local Development Corp. - Culinary Inst of America NY	4.00%	7/1/2037	Baa2		965,000	948,183
Dutchess County Local Development Corp. - Culinary Inst of America NY	4.00%	7/1/2040	Baa2		425,000	400,544
Dutchess County Local Development Corp. - Culinary Inst of America NY	5.00%	7/1/2033	Baa2		390,000	402,382
Dutchess County Local Development Corp. - Culinary Inst of America NY	5.00%	7/1/2041	Baa2		200,000	203,006
Dutchess County Local Development Corp. - Culinary Inst of America NY	5.00%	7/1/2046	Baa2		275,000	277,674

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess County Local Development Corp. - Marist College NY	5.00%	7/1/2043	A2	$2,120,000	$2,233,412
Dutchess County Local Development Corp. - Millbrook School NY	4.00%	9/1/2051	A	1,500,000	1,423,061
Dutchess County Local Development Corp. - Vassar College NY	5.00%	7/1/2034	Aa3	275,000	294,528
Hempstead Town Local Development Corp. - Adelphi University NY	4.00%	2/1/2039	A-	2,240,000	2,241,049
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2029	A-	500,000	549,308
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2030	A-	200,000	222,693
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2031	A-	565,000	637,517
Hempstead Town Local Development Corp. - Adelphi University NY	5.00%	6/1/2032	A-	330,000	372,693
Hempstead Town Local Development Corp. - Hofstra University NY	5.00%	7/1/2042	A	545,000	568,002
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2034	BBB	825,000	851,371
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2037	BBB	630,000	641,095
Hempstead Town Local Development Corp. - Molloy College NY	5.00%	7/1/2039	BBB	555,000	561,774
Monroe County Industrial Development Corp. - University of Rochester NY	5.00%	7/1/2031	AA-	350,000	378,035
New York City Industrial Development Agency - Yankee Stadium LLLC NY (AGM)	3.00%	3/1/2049	AA	2,050,000	1,590,432
New York State Dormitory Authority	5.00%	2/15/2041	NR	5,000	5,427
New York State Dormitory Authority - Barnard College	4.00%	7/1/2034	A3	460,000	474,293
New York State Dormitory Authority - Barnard College	4.00%	7/1/2036	A3	325,000	333,263
New York State Dormitory Authority - Barnard College	4.00%	7/1/2037	A3	710,000	724,033
New York State Dormitory Authority - Fordham University	5.00%	7/1/2035	A	550,000	575,628
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2040	A-	2,200,000	2,223,861
New York State Dormitory Authority - Iona College	5.00%	7/1/2046	BBB	375,000	381,257

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
New York State Dormitory Authority - Pratt Institute	5.00%	7/1/2039	A2		$1,045,000	$1,074,958
New York State Dormitory Authority - St John’s University	5.00%	7/1/2027	A-		250,000	256,556
New York State Dormitory Authority - The New School	4.00%	7/1/2047	A3		1,000,000	952,132
New York State Dormitory Authority - The New School	5.00%	7/1/2028	A3		780,000	820,605
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2037	BBB-		1,000,000	1,070,507
New York State Dormitory Authority - Yeshiva University	5.00%	7/15/2042	BBB-		1,000,000	1,038,372
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2038	Baa2		150,000	146,440
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2040	Baa2		300,000	286,782
Onondaga Civic Development Corp. - Le Moyne College NY	4.00%	7/1/2041	Baa2		415,000	393,075
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2035	Baa2		365,000	395,544
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2036	Baa2		465,000	500,704
Onondaga Civic Development Corp. - Le Moyne College NY	5.00%	7/1/2046	Baa2		600,000	616,487
Schenectady County Capital Resource Corp. - Union College NY	5.25%	7/1/2052	A1		545,000	603,764
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2037	Baa1		455,000	483,414
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2038	Baa1		475,000	500,267
St. Lawrence County Industrial Development Agency - Clarkson University NY	5.00%	9/1/2041	Baa1		160,000	166,204
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	4.00%	9/1/2040	A3		1,000,000	1,007,829
Troy Capital Resource Corp. - Rensselaer Polytech Inst NY	5.00%	8/1/2032	A3		1,495,000	1,543,663
Troy Capital Resource Corp. NY	4.00%	9/1/2034	A3		855,000	880,362
Troy Capital Resource Corp. NY	4.00%	9/1/2035	A3		395,000	408,009
Troy Capital Resource Corp. NY	4.00%	9/1/2036	A3		1,140,000	1,168,876
Westchester County Local Development Corp. - Miriam Osborn Mem Home Oblig NY	5.00%	7/1/2042	A	(b)	450,000	467,512

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Westchester County Local Development Corp. - Sarah Lawrence College NY	4.00%		6/1/2033	BBB-	$1,710,000	$1,721,471
Total						45,835,515

General Obligation 10.55%
City of Long Beach NY GO (BAM)	5.25%		7/15/2034	AA	510,000	574,656
City of Long Beach NY GO (BAM)	5.25%		7/15/2035	AA	400,000	449,144
City of Long Beach NY GO (BAM)	5.25%		7/15/2036	AA	300,000	333,992
City of Long Beach NY GO (BAM)	5.25%		7/15/2037	AA	810,000	894,339
City of Long Beach NY GO (BAM)	5.25%		7/15/2042	AA	500,000	535,784
City of New York GO	4.00%		4/1/2050	AA	2,455,000	2,461,227
City of New York NY GO	4.125%		8/1/2053	Aa2	2,230,000	2,256,483
City of New York NY GO	5.00%		8/1/2037	Aa2	1,150,000	1,366,375
City of New York NY GO	5.00%		10/1/2037	AA	2,500,000	2,683,564
City of New York NY GO	5.25%		9/1/2043	AA	1,150,000	1,320,547
City of New York NY GO	5.25%		10/1/2047	AA	1,860,000	2,104,825
City of New York NY GO	5.50%		5/1/2044	AA	2,085,000	2,431,098
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2024	NR	30,952	30,349
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	244,309	152,641
Commonwealth of Puerto Rico GO	Zero Coupon	#(a)	11/1/2043	NR	837,713	457,601
Commonwealth of Puerto Rico GO	4.00%		7/1/2033	NR	189,842	186,311
Commonwealth of Puerto Rico GO	4.00%		7/1/2035	NR	170,642	165,434
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	146,457	140,255
Commonwealth of Puerto Rico GO	5.375%		7/1/2025	NR	211,432	216,194
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	209,517	221,778
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	206,118	223,868
Commonwealth of Puerto Rico GO	5.75%		7/1/2031	NR	200,202	223,107
County of Nassau NY GO	4.00%		4/1/2053	AA-	2,140,000	2,121,539
Jefferson County Civic Facility Development Corp. - Samaritan Med Ctr Oblig NY	5.00%		11/1/2037	BB	2,000,000	1,994,704
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%		2/1/2051	AAA	3,750,000	3,732,670
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2040	AAA	2,000,000	2,345,317
New York State Dormitory Authority	4.00%		3/15/2044	AA+	2,540,000	2,557,470
New York State Dormitory Authority	5.00%		3/15/2053	Aa1	2,500,000	2,769,951
New York State Thruway Authority	5.00%		3/15/2053	AA+	1,550,000	1,693,291
New York State Urban Development Corp.	4.00%		3/15/2047	AA+	2,295,000	2,306,885
New York State Urban Development Corp.	5.00%		3/15/2044	Aa1	3,000,000	3,408,309

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		$2,500,000	$2,752,184
New York State Urban Development Corp.	5.00%	3/15/2050	Aa1		5,000,000	5,557,196
Total						50,669,088

Health Care 12.98%
Brookhaven Local Development Corp. - Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2045	BBB	(b)	1,000,000	835,239
Brookhaven Local Development Corp. - Active Ret Cmnty Oblig Gp NY	4.00%	11/1/2055	BBB	(b)	1,000,000	775,712
Brookhaven Local Development Corp. - Long Island Cmnty Hosp Oblig NY	3.375%	10/1/2040	A		365,000	318,963
Brookhaven Local Development Corp. - Long Island Cmnty Hosp Oblig NY	4.00%	10/1/2045	A		1,865,000	1,833,667
Broome County Local Development Corp. - United Hlth Svcs Hosps Oblig NY (AGM)	3.00%	4/1/2036	AA		1,030,000	922,369
Broome County Local Development Corp. - United Hlth Svcs Hosps Oblig NY (AGM)	3.00%	4/1/2037	AA		1,500,000	1,315,519
Buffalo & Erie County Industrial Land Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2025	B-		300,000	292,653
Buffalo & Erie County Industrial Land Development Corp. - Orchard Park Ccrc Inc NY	5.00%	11/15/2037	BBB	(b)	1,000,000	1,003,827
Dutchess County Local Development Corp. - Nuvance Health Oblig Grp NY	4.00%	7/1/2044	BBB		1,250,000	1,140,018
Dutchess County Local Development Corp. - Nuvance Health Oblig Grp NY	4.00%	7/1/2049	BBB		2,120,000	1,850,409
Dutchess County Local Development Corp. - Nuvance Health Oblig Grp NY	5.00%	7/1/2035	BBB		1,765,000	1,786,817
Genesee County Funding Corp. - Rochester Regl Health Oblig NY	5.25%	12/1/2052	BBB+		1,000,000	1,057,115
Monroe County Industrial Development Corp. - Rochester General Hosp Oblig NY	5.00%	12/1/2034	BBB+		250,000	259,761
Monroe County Industrial Development Corp. - Rochester Regl Health Oblig NY	4.00%	12/1/2035	BBB+		600,000	606,256
Monroe County Industrial Development Corp. - Rochester Regl Health Oblig NY	4.00%	12/1/2036	BBB+		450,000	450,220
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2027	A-		625,000	629,711
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2028	A-		2,045,000	2,060,061

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Nassau County Local Economic Assistance Corp. - Catholic Hlth Lng Isl Oblig NY	5.00%	7/1/2033	A-	$905,000	$910,149
New York City Industrial Development Agency - Yankee Stadium LLC NY	3.00%	3/1/2049	Baa1	2,115,000	1,614,357
New York State Dormitory Authority - Catholic Hlth Sys Oblig	4.00%	7/1/2045	B-	2,895,000	2,068,356
New York State Dormitory Authority - Catholic Hlth Sys Oblig	5.00%	7/1/2032	B-	500,000	442,642
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2026	BB	1,000,000	1,003,976
New York State Dormitory Authority - Garnet Hlth Med Ctr Oblig†	5.00%	12/1/2029	BB	1,900,000	1,879,524
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2033	A-	4,015,000	4,073,740
New York State Dormitory Authority - Icahn Sch of Med Mt Sinai	5.00%	7/1/2034	A-	1,750,000	1,774,234
New York State Dormitory Authority - Maimonides Medical Ctr (FHA)	3.00%	2/1/2050	AA+	1,000,000	762,350
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%	8/1/2036	BBB-	475,000	476,325
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%	8/1/2037	BBB-	1,820,000	1,822,094
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%	8/1/2038	BBB-	1,540,000	1,519,770
New York State Dormitory Authority - Montefiore Oblig Grp	4.00%	9/1/2050	BBB-	5,500,000	4,897,771
New York State Dormitory Authority - Montefiore Oblig Grp	5.00%	8/1/2035	BBB-	525,000	548,358
New York State Dormitory Authority - Northwell Hlth Oblig Grp	4.00%	5/1/2045	A-	2,130,000	2,091,571
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	5/1/2028	A-	1,000,000	1,020,215
New York State Dormitory Authority - Northwell Hlth Oblig Grp	5.00%	5/1/2038	A-	1,005,000	1,115,113
New York State Dormitory Authority - NYU Langone Hosps Oblig	5.00%	7/1/2032	A+	810,000	846,664
New York State Dormitory Authority - NYU Langone Hosps Oblig	5.00%	7/1/2033	A+	760,000	794,001
Niagara Area Development Corp. - Catholic Hlth Sys Oblig NY	5.00%	7/1/2052	B-	1,000,000	779,839

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Oneida County Local Development Corp. - Mohawk Valley Hlth Oblig NY (AGM)	4.00%	12/1/2049	AA		$4,645,000	$4,361,443
Southold Local Development Corp. - Peconic Lndg At Southold NY	5.00%	12/1/2045	BBB-	(b)	1,000,000	935,523
Tompkins County Development Corp. - Kendal At Ithaca Inc NY	5.00%	7/1/2044	BBB+		920,000	896,969
Westchester County Healthcare Corp. Oblig NY	6.00%	11/1/2030	BBB-		100,000	100,180
Westchester County Healthcare Corp. Oblig NY	6.125%	11/1/2037	BBB-		40,000	40,107
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2033	BBB-		1,000,000	1,004,417
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2034	BBB-		1,065,000	1,068,211	(c)
Westchester County Local Development Corp. Health Oblig NY	5.00%	11/1/2046	BBB-		2,240,000	2,108,263
Westchester County Local Development Corp. Health Oblig NY	5.75%	11/1/2049	AA		2,125,000	2,414,092
Westchester County Local Development Corp. Health Oblig NY	5.75%	11/1/2053	AA		1,640,000	1,852,110
Total						62,360,681

Housing 1.83%
New York City Housing Development Corp. NY	3.35%	11/1/2065	AA+		1,270,000	985,289
New York City Housing Development Corp. NY	4.50%	2/15/2048	NR		1,000,000	986,181
New York State Dormitory Authority	5.00%	7/1/2042	Aa3		1,510,000	1,585,194
New York State Dormitory Authority	5.00%	7/1/2048	Aa3		1,040,000	1,152,229
New York State Dormitory Authority	5.00%	7/1/2053	Aa3		2,090,000	2,296,310
New York State Housing Finance Agency	3.15%	11/1/2054	Aa2		1,000,000	774,369
Westchester County Local Development Corp. - Purchase Housing Corp Ii NY	5.00%	6/1/2047	BBB		1,000,000	1,003,696
Total						8,783,268

Lease Obligation 0.45%
New York City Transitional Finance Authority Building Aid Revenue NY	5.00%	7/15/2035	AA		2,035,000	2,174,400

Other 0.56%
Build NYC Resource Corp. - Children’s Aid Society NY	4.00%	7/1/2049	A+		2,775,000	2,688,147

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 3.73%
Brooklyn Arena Local Development Corp. - Brooklyn Events Ctr LLC NY	5.00%		7/15/2042	Ba1	$3,000,000	$3,014,175
Build NYC Resource Corp. - Shefa School NY†	5.00%		6/15/2051	NR	1,315,000	1,151,798
New York State Thruway Authority	5.00%		3/15/2046	AA+	2,500,000	2,776,487
New York State Thruway Authority	5.00%		3/15/2048	AA+	3,365,000	3,707,386
Triborough Bridge & Tunnel Authority NY	5.00%		11/15/2032	AA+	1,250,000	1,506,707
Triborough Bridge & Tunnel Authority NY	5.50%		5/15/2052	AA+	5,020,000	5,731,959
Total						17,888,512

Special Tax 2.51%
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2040	AA	1,975,000	1,724,497
New York City Industrial Development Agency - Queens Ballpark Co LLC NY (AGM)	3.00%		1/1/2046	AA	3,100,000	2,477,622
New York City Industrial Development Agency - Yankee Stadium LLC NY	4.00%		3/1/2045	Baa1	1,950,000	1,941,676
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2043	AA	425,000	189,168
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2044	AA	640,000	270,273
New York City Industrial Development Agency - Yankee Stadium LLC NY (AGC)	Zero Coupon		3/1/2047	AA	385,000	138,613
New York City Industrial Development Agency - Yankee Stadium LLC NY (FGIC)	4.121% (CPI YoY * 1 + 0.88%	)	3/1/2026	Baa1	3,590,000	3,662,575
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.25%		11/1/2037	AAA	1,370,000	1,640,803
Total						12,045,227

Tax Revenue 9.48%
Metropolitan Transportation Authority NY	5.00%		11/15/2034	AA	1,440,000	1,552,589
Metropolitan Transportation Authority NY	5.00%		11/15/2042	AA	2,500,000	2,605,904
Metropolitan Transportation Authority NY	5.25%		11/15/2032	AA	670,000	709,260
Metropolitan Transportation Authority NY	5.25%		11/15/2034	AA	455,000	481,662
New York City Transitional Finance Authority - Future Tax Secured Revenue NY	5.00%		2/1/2033	AAA	1,250,000	1,255,713

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue NY	4.00%	5/1/2053	Aa1	$1,215,000	$1,206,248
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	11/1/2032	AAA	1,555,000	1,665,570
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2035	AAA	1,290,000	1,375,026
New York City Transitional Finance Authority Future Tax Secured Revenue NY	5.00%	5/1/2053	Aa1	2,500,000	2,757,523
New York City Transitional Finance Authority NY	5.50%	5/1/2047	Aa1	5,000,000	5,902,965
New York State Dormitory Authority	5.00%	3/15/2035	AA+	1,100,000	1,130,049
New York State Dormitory Authority	5.00%	3/15/2043	AA+	2,550,000	2,730,367
New York State Urban Development Corp.	5.00%	3/15/2036	AA+	1,500,000	1,505,655
New York State Urban Development Corp.	5.00%	3/15/2048	Aa1	3,950,000	4,417,303
New York State Urban Development Corp.	5.00%	3/15/2053	Aa1	1,835,000	2,030,307
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2029	NR	163,000	130,553
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2031	NR	708,000	519,052
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2033	NR	710,000	473,793
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	Zero Coupon	7/1/2051	NR	7,476,000	1,755,095
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	489,000	486,660
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	858,000	853,893
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	NR	64,000	61,349
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	153,000	154,125
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.55%	7/1/2040	NR	380,000	382,794
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.75%	7/1/2053	NR	1,199,000	1,189,590
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	NR	180,000	177,874
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.00%	7/1/2058	NR	1,922,000	1,933,512
Territory of Guam	4.00%	1/1/2042	Ba1	750,000	720,707

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Triborough Bridge & Tunnel Authority NY	4.00%	5/15/2046	AA+	$2,015,000	$2,025,835
Triborough Bridge & Tunnel Authority Sales Tax Revenue NY	5.00%	5/15/2047	AA+	3,000,000	3,330,785
Total					45,521,758

Tobacco 3.14%
Erie Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2055	NR	8,000,000	614,407
Erie Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2060	NR	20,000,000	1,299,726
Monroe Tobacco Asset Securitization Corp. NY†	Zero Coupon	6/1/2061	NR	10,000,000	518,315
Nassau County Tobacco Settlement Corp. NY	Zero Coupon	6/1/2060	NR	15,000,000	929,414
Nassau County Tobacco Settlement Corp. NY	5.125%	6/1/2046	CCC+	2,085,000	1,964,404
New York Counties Tobacco Trust IV	Zero Coupon	6/1/2060	NR	20,000,000	1,394,320
Rockland Tobacco Asset Securitization Corp. NY†	Zero Coupon	8/15/2060	NR	10,575,000	682,939
Suffolk Tobacco Asset Securitization Corp. NY	Zero Coupon	6/1/2066	NR	7,700,000	862,107
TSASC, Inc. NY	5.00%	6/1/2034	A-	1,000,000	1,038,668
TSASC, Inc. NY	5.00%	6/1/2035	A-	300,000	310,756
TSASC, Inc. NY	5.00%	6/1/2036	A-	100,000	103,158
TSASC, Inc. NY	5.00%	6/1/2041	A-	545,000	552,643
TSASC, Inc. NY	5.00%	6/1/2048	NR	3,300,000	2,977,108
Westchester Tobacco Asset Securitization Corp. NY	5.125%	6/1/2051	BB-	1,845,000	1,836,817
Total					15,084,782

Transportation 25.09%
Buffalo & Fort Erie Public Bridge Authority NY	5.00%	1/1/2034	A+	600,000	635,297
Metropolitan Transportation Authority NY	4.00%	11/15/2051	A-	3,190,000	3,038,421
Metropolitan Transportation Authority NY	4.75%	11/15/2045	A-	3,255,000	3,355,749
Metropolitan Transportation Authority NY	5.00%	11/15/2029	A-	2,450,000	2,664,242
Metropolitan Transportation Authority NY	5.00%	11/15/2029	A-	1,730,000	1,777,700
Metropolitan Transportation Authority NY	5.00%	11/15/2030	A-	1,885,000	1,967,068
Metropolitan Transportation Authority NY	5.00%	11/15/2030	A-	700,000	759,588
Metropolitan Transportation Authority NY	5.00%	11/15/2033	A-	1,900,000	2,056,136

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Metropolitan Transportation Authority NY	5.00%	#(a)	11/15/2045	A3		$3,030,000	$3,287,516
Metropolitan Transportation Authority NY	5.00%		11/15/2050	A-		2,115,000	2,224,215
Metropolitan Transportation Authority NY	5.25%		11/15/2028	A-		3,740,000	3,861,513
Metropolitan Transportation Authority NY	5.25%		11/15/2035	A-		1,170,000	1,174,440
Metropolitan Transportation Authority NY	5.25%		11/15/2038	A-		1,640,000	1,644,955
New York City Transitional Development Corp. NY AMT	5.375%		6/30/2060	Baa3		6,500,000	6,747,597
New York City Transitional Development Corp. NY AMT	6.00%		6/30/2054	Baa3		6,000,000	6,629,441
New York State Thruway Authority	4.00%		1/1/2050	A2		1,920,000	1,884,357
New York State Thruway Authority	5.00%		1/1/2036	A1		1,760,000	1,761,783
New York State Thruway Authority - Junior Lien	5.00%		1/1/2036	A2		1,510,000	1,547,316
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa3		3,625,000	3,476,417
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		1/1/2036	Baa3		2,295,000	2,323,135
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa3		2,645,000	2,678,796
New York Transportation Development Corp. - Delta Airlines Inc AMT	5.625%		4/1/2040	Baa3		1,500,000	1,616,629
New York Transportation Development Corp. - Delta Airlines Inc AMT	6.00%		4/1/2035	Baa3		1,500,000	1,673,974
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	4.00%		10/31/2041	BBB-	(b)	860,000	823,161
New York Transportation Development Corp. - Empire St Thruway Partnrs AMT	4.00%		4/30/2053	BBB-	(b)	4,910,000	4,320,032
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	4.00%		12/1/2041	Baa1		1,180,000	1,181,565
New York Transportation Development Corp. - JFK Intl Air Terminal LLC	4.00%		12/1/2042	Baa1		1,800,000	1,800,563
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	4.00%		12/1/2039	Baa1		345,000	337,132
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	4.00%		12/1/2040	Baa1		1,380,000	1,335,754
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	4.00%		12/1/2041	Baa1		2,875,000	2,761,904
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%		12/1/2034	Baa1		565,000	617,529

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%		12/1/2039	Baa1	$1,190,000	$1,278,641
New York Transportation Development Corp. - JFK Intl Air Terminal LLC AMT	5.00%		12/1/2042	Baa1	930,000	981,661
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2033	Baa2	2,840,000	2,841,138
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%		7/1/2046	Baa2	2,210,000	2,027,424
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	5.25%		1/1/2050	Baa2	13,805,000	13,820,467
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2036	A3	850,000	895,019
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2038	A3	725,000	759,980
Niagara Frontier Transportation Authority NY AMT	5.00%		4/1/2039	A3	350,000	366,429
Port Authority of New York & New Jersey	5.00%		7/15/2053	Aa3	1,000,000	1,102,409
Port Authority of New York & New Jersey	5.00%		7/15/2053	Aa3	2,000,000	2,204,818
Port Authority of New York & New Jersey AMT	5.00%		9/15/2033	AA-	5,335,000	5,687,866
Port Authority of New York & New Jersey AMT	5.00%		10/15/2033	AA-	1,595,000	1,811,285
Port Authority of New York & New Jersey AMT	5.00%		7/15/2036	Aa3	2,500,000	2,850,186
Port Authority of New York & New Jersey AMT	5.00%		11/15/2041	AA-	2,000,000	2,040,671
Port Authority of New York & New Jersey AMT	5.50%		8/1/2052	AA-	4,225,000	4,618,471
Triborough Bridge & Tunnel Authority NY	5.25%		11/15/2053	Aa3	2,650,000	2,985,816
Triborough Bridge & Tunnel Authority NY	5.50%		11/15/2057	AA-	2,000,000	2,274,076
Total						120,510,282

Utilities 6.73%
Chautauqua County Capital Resource Corp. - NRG Energy Inc NY	4.25%	#(a)	4/1/2042	BBB-	1,000,000	1,009,780
Guam Government Waterworks Authority	5.00%		7/1/2036	A-	400,000	412,836
Long Island Power Authority NY	5.00%		9/1/2034	A	2,000,000	2,020,286
Long Island Power Authority NY	5.00%		9/1/2039	A	2,265,000	2,281,607
Long Island Power Authority NY	5.00%		9/1/2053	A2	2,000,000	2,228,724
New York City Industrial Development Agency NY	5.25%		6/15/2048	Aa1	1,750,000	2,001,440

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
New York City Industrial Development Agency NY		5.25%	6/15/2053	Aa1	$3,000,000	$3,404,292
New York City Municipal Water Finance Authority NY		5.00%	6/15/2035	AA+	1,700,000	1,706,983
New York City Municipal Water Finance Authority NY		5.00%	6/15/2036	AA+	2,975,000	2,987,353
New York City Municipal Water Finance Authority NY		5.00%	6/15/2036	AA+	2,250,000	2,259,343
New York City Municipal Water Finance Authority NY		5.25%	6/15/2052	AA+	5,220,000	5,871,589
New York State Environmental Facilities Corp.		5.25%	9/15/2052	AAA	4,470,000	5,014,524
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		4.00%	7/1/2042	NR	700,000	620,039
Puerto Rico Commonwealth Aqueduct & Sewer Authority†		5.00%	7/1/2030	NR	500,000	508,593
Total						32,327,389
Total Municipal Bonds (cost $474,492,591)						466,081,609

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
SHORT-TERM INVESTMENTS 1.65%

VARIABLE RATE DEMAND NOTES 1.65%

General Obligation 0.67%
City of New York NY GO	4.100%	1/2/2024	10/1/2046	AA	1,800,000	1,800,000
City of New York NY GO	4.150%	1/2/2024	4/1/2042	AA	1,400,000	1,400,000
Total						3,200,000

Tax Revenue 0.98%
New York City Transitional Finance Authority Future Tax Secured Revenue NY (cost $4,700,000)	4.100%	1/3/2024	5/1/2034	AAA	4,700,000	4,700,000
Total Short-Term Investments (cost $7,900,000)						7,900,000
Total Investments in Securities 98.69% (cost $482,392,591)						473,981,609
Other Assets and Liabilities – Net(e) 1.31%						6,313,721
Net Assets 100.00%						$480,295,330

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2023

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TRIPS	Tax Refund Intercept Programs.
YoY	Year on Year Inflation Rates.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2023, the total value of Rule 144A securities was $23,269,888, which represents 4.84% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2023.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.
(e)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at December 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2024	67	Short	$(7,763,043)	$(8,370,813)	$(607,770)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$61,292,470	$1,068,211	$62,360,681
Remaining Industries	–	403,720,928	–	403,720,928
Short-Term Investments
Variable Rate Demand Notes	–	7,900,000	–	7,900,000
Total	$–	$472,913,398	$1,068,211	$473,981,609
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(607,770)	–	–	(607,770)
Total	$(607,770)	$–	$–	$(607,770)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND December 31, 2023

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	185

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund (“High Income”)	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund (“Short Duration High Income”)	A,C,F,F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, Sustainable, and California are diversified as defined in the Act. High Income, Short Duration High Income, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the board has designated the determination of fair value of the Funds’ portfolio investment to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that preforms the responsibilities on behalf of Lord Abbett, administers the pricing and valuation of the portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own

186

Notes to Schedule of Investments (unaudited)(continued)

electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

187

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

Income Taxes-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2023, the Funds did not have any securities on loan.

188

QPHR-MUNI-1Q

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